UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Global
High Income Fund:
Class A
Class T
Class C
Institutional Class

July 31, 2013

Class A, Class T, Class C and
Institutional Class
are classes of Fidelity®
Global High Income Fund

1.926297.102

AGHI-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 83.6%
		Principal Amount (c)	Value
Convertible Bonds - 0.1%
Energy - 0.0%
Chesapeake Energy Corp. 2.75% 11/15/35		$ 50,000	$ 50,594
Metals/Mining - 0.1%
Massey Energy Co. 3.25% 8/1/15		230,000	214,331
Services - 0.0%
Abengoa SA 4.5% 2/3/17	EUR	50,000	60,531
TOTAL CONVERTIBLE BONDS			325,456
Nonconvertible Bonds - 83.5%
Aerospace - 0.4%
Bombardier, Inc. 4.25% 1/15/16 (e)		660,000	684,750
GenCorp, Inc. 7.125% 3/15/21 (e)		55,000	58,025
TransDigm, Inc. 7.5% 7/15/21 (e)		635,000	673,100
			1,415,875
Air Transportation - 0.4%
American Airlines, Inc. pass-thru certificates:
Series 2013-1A Class A, 4% 1/15/27 (e)		200,000	191,000
Series 2013-1B Class B, 5.625% 1/15/21 (e)		200,000	197,500
BW Group Ltd. 6.625% 6/28/17 (Reg. S)		200,000	203,250
Continental Airlines, Inc. 6.125% 4/29/18 (e)		55,000	55,825
U.S. Airways Group, Inc. 6.125% 6/1/18		470,000	450,025
United Continental Holdings, Inc. 6.375% 6/1/18		45,000	45,450
			1,143,050
Automotive - 3.5%
Affinia Group, Inc. 7.75% 5/1/21 (e)		50,000	51,500
Banque PSA Finance:
4% 6/24/15 (Reg. S)	EUR	100,000	102,268
4.25% 2/25/16	EUR	100,000	103,214
8.375% 7/15/14	EUR	190,000	265,658
Chassix, Inc. 9.25% 8/1/18 (e)		90,000	93,825
Conti-Gummi Finance BV 6.5% 1/15/16 (Reg. S)	EUR	200,000	277,378
Continental Rubber of America Corp. 4.5% 9/15/19 (e)		150,000	152,511
Dana Holding Corp.:
5.375% 9/15/21		200,000	200,500
6% 9/15/23		200,000	200,500
Delphi Corp. 6.125% 5/15/21		550,000	600,875
Fiat Finance & Trade Ltd. SA:
6.625% 3/15/18 (Reg. S)	EUR	100,000	137,891
7.625% 9/15/14	EUR	50,000	70,176
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Automotive - continued
Fiat Finance & Trade Ltd. SA: - continued
7.75% 10/17/16	EUR	650,000	942,639
Fiat Industrial Finance Europe SA:
5.25% 3/11/15	EUR	520,000	724,642
6.25% 3/9/18	EUR	100,000	147,097
Ford Motor Co. 6.625% 10/1/28		5,000	5,604
Ford Motor Credit Co. LLC 3.875% 1/15/15		1,000,000	1,031,784
General Motors Acceptance Corp. 8% 11/1/31		400,000	478,000
General Motors Financial Co., Inc.:
3.25% 5/15/18 (e)		145,000	141,738
4.25% 5/15/23 (e)		125,000	120,000
4.75% 8/15/17 (e)		1,095,000	1,148,381
6.75% 6/1/18		2,340,000	2,609,100
Gestamp Funding SA 5.875% 5/31/20 (Reg. S)	EUR	100,000	131,039
LKQ Corp. 4.75% 5/15/23 (e)		55,000	52,731
Penske Automotive Group, Inc. 5.75% 10/1/22		225,000	231,750
Peugeot Citroen SA 7.375% 3/6/18	EUR	100,000	141,017
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (Reg. S)		200,000	201,000
Schaeffler Finance BV:
4.75% 5/15/21 (e)		240,000	232,800
8.75% 2/15/19 (Reg. S)	EUR	400,000	604,644
Schaeffler Holding Finance BV:
6.875% 8/15/18 (Reg. S) (h)	EUR	100,000	135,696
6.875% 8/15/18 pay-in-kind (e)(h)		225,000	229,500
Tenedora Nemak SA de CV 5.5% 2/28/23 (e)		425,000	419,688
			11,985,146
Banks & Thrifts - 6.3%
Alfa Bond Issuance PLC 7.875% 9/25/17 (Reg. S)		200,000	219,650
Ally Financial, Inc.:
2.9462% 7/18/16 (h)		925,000	931,811
3.5% 7/18/16		2,075,000	2,090,565
4.5% 2/11/14		230,000	232,760
4.625% 6/26/15		305,000	314,957
5.5% 2/15/17		600,000	634,335
7.5% 9/15/20		2,065,000	2,397,981
8% 3/15/20		185,000	217,838
Banco Santander Mexico SA 4.125% 11/9/22 (e)		475,000	441,750
Bank of Ceylon 6.875% 5/3/17 (Reg. S)		400,000	409,000
Bank of Ireland:
10% 7/30/16	EUR	200,000	277,506
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Banks & Thrifts - continued
Bank of Ireland: - continued
10% 12/19/22	EUR	200,000	290,825
Bayerische Landesbank Girozentrale 4.5% 2/7/19 (h)	EUR	450,000	519,276
BBVA Bancomer SA 7.25% 4/22/20 (e)		375,000	410,625
BBVA Paraguay SA 9.75% 2/11/16 (e)		250,000	269,063
Caja Madrid SA 4.125% 3/24/36	EUR	150,000	150,495
Canara Bank 6.365% 11/28/21 (h)		100,000	98,500
CBOM Finance PLC 8.25% 8/5/14		300,000	310,200
Commerzbank AG 7.75% 3/16/21	EUR	400,000	554,756
FBN Finance Co. BV 8.25% 8/7/20 (e)(h)		200,000	197,998
Finansbank A/S 5.5% 5/11/16 (Reg. S)		300,000	300,000
Fortis Banque SA 4.625% (Reg. S) (f)(h)	EUR	300,000	396,112
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (e)		400,000	427,000
GMAC LLC:
6.75% 12/1/14		1,150,000	1,216,125
8% 12/31/18		30,000	34,575
8% 11/1/31		1,765,000	2,135,650
HBOS PLC 4.5% 3/18/30 (h)	EUR	300,000	354,605
ICICI Bank Ltd. 6.375% 4/30/22 (Reg. S) (h)		700,000	684,250
Itau Unibanco Holding SA 6.2% 12/21/21 (e)		200,000	201,500
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		200,000	200,000
LBG Capital No. 1 PLC 6.439% 5/23/20	EUR	400,000	536,131
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	250,000	361,869
RBS Capital Trust C 4.243% (f)(h)	EUR	200,000	191,570
Royal Bank of Scotland Group PLC 6.1% 6/10/23		300,000	287,936
SBB Capital Corp. 6.62% (f)(h)		300,000	301,597
State Bank of India 6.439% (f)(h)		500,000	472,712
Trade & Development Bank of Mongolia LLC 8.5% 9/20/15		200,000	187,017
Turkiye Halk Bankasi A/S 3.875% 2/5/20 (e)		225,000	196,875
UT2 Funding PLC 5.321% 6/30/16 (b)	EUR	50,000	63,358
Woori Bank 6.208% 5/2/67 (Reg. S) (h)		400,000	420,000
			19,938,773
Broadcasting - 1.3%
AMC Networks, Inc.:
4.75% 12/15/22		100,000	97,000
7.75% 7/15/21		5,000	5,600
Central European Media Enterprises Ltd. 11.625% 9/15/16 (Reg. S)	EUR	300,000	419,060
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Broadcasting - continued
Clear Channel Communications, Inc.:
4.9% 5/15/15		$ 1,470,000	$ 1,389,150
5.5% 9/15/14		500,000	492,500
EN Germany Holdings BV 10.75% 11/15/15 (Reg. S)	EUR	253,000	316,384
Myriad International Holding BV 6% 7/18/20 (e)		200,000	206,000
Ottawa Holdings Pte Ltd. 5.875% 5/16/18 (Reg. S)		200,000	162,000
Polish Television Holding BV 11.25% 5/15/17 (d)	EUR	110,000	151,826
Sirius XM Radio, Inc.:
4.25% 5/15/20 (e)		455,000	423,150
5.75% 8/1/21 (e)		655,000	655,000
			4,317,670
Building Materials - 1.9%
Alam Synergy Pte. Ltd. 6.95% 3/27/20 (Reg. S)		200,000	191,000
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (e)		70,000	69,825
Associated Materials LLC 9.125% 11/1/17		65,000	70,119
BC Mountain LLC/BC Mountain Finance, Inc. 7% 2/1/21 (e)		60,000	62,400
CEMEX Finance LLC:
9.375% 10/12/22 (e)		400,000	447,000
9.625% 12/14/17 (Reg. S)	EUR	260,000	367,509
CEMEX SA de CV:
5.2756% 9/30/15 (e)(h)		345,000	355,350
5.875% 3/25/19 (e)		200,000	199,000
China Liansu Group Holdings Ltd. 7.875% 5/13/16 (Reg. S)		200,000	205,000
China Shanshui Cement Group Ltd.:
8.5% 5/25/16 (Reg. S)		200,000	198,000
10.5% 4/27/17 (Reg. S)		200,000	208,000
HD Supply, Inc.:
8.125% 4/15/19		330,000	369,600
10.5% 1/15/21		120,000	123,600
HeidelbergCement Finance AG 8.5% 10/31/19	EUR	300,000	503,870
HeidelbergCement Finance BV 9.5% 12/15/18 (Reg. S)	EUR	100,000	171,615
Interline Brands, Inc. 10% 11/15/18 pay-in-kind		40,000	43,200
Lafarge SA 5.375% 6/26/17	EUR	650,000	925,258
MCC Holding Hong Kong Corp. Ltd. 4.875% 7/29/16 (Reg. S)		200,000	200,155
Nortek, Inc. 8.5% 4/15/21 (e)		120,000	128,700
Ply Gem Industries, Inc. 8.25% 2/15/18		379,000	408,373
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Building Materials - continued
USG Corp.:
6.3% 11/15/16		$ 20,000	$ 20,700
7.875% 3/30/20 (e)		105,000	116,288
9.75% 1/15/18		135,000	156,094
West China Cement Ltd. 7.5% 1/25/16		200,000	193,500
			5,734,156
Cable TV - 3.8%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		1,095,000	1,001,925
5.25% 3/15/21 (e)		260,000	249,600
5.75% 9/1/23 (e)		180,000	169,200
5.75% 1/15/24		1,860,000	1,739,100
6.625% 1/31/22		240,000	245,400
7.375% 6/1/20		95,000	102,363
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (e)		45,000	46,463
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (e)		685,000	657,600
CET 21 spol. s r.o. 9% 11/1/17 (Reg. S)	EUR	200,000	290,016
Cogeco Cable, Inc. 4.875% 5/1/20 (e)		115,000	113,563
Cyfrowy Polsat Finance AB 7.125% 5/20/18 (Reg. S)	EUR	100,000	143,013
DISH DBS Corp.:
5% 3/15/23		1,765,000	1,654,688
5.875% 7/15/22		325,000	324,188
EchoStar Communications Corp. 7% 10/1/13		1,000,000	1,008,000
Lynx I Corp. 5.375% 4/15/21 (e)		200,000	202,500
Lynx II Corp. 6.375% 4/15/23 (e)		200,000	205,250
Midcontinent Communications & Midcontinent Finance Corp. 6.25% 8/1/21 (e)		185,000	187,313
Nara Cable Funding Ltd. 8.875% 12/1/18 (Reg. S)	EUR	300,000	416,566
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.125% 1/21/23 (Reg. S)	EUR	250,000	320,614
5.5% 9/15/22 (Reg. S)	EUR	400,000	525,967
5.5% 1/15/23 (e)		200,000	195,500
7.5% 3/15/19 (Reg. S)	EUR	400,000	575,132
8.125% 12/1/17 (Reg. S)	EUR	123,557	173,830
9.5% 3/15/21 (Reg. S)	EUR	200,000	301,324
UPCB Finance III Ltd. 6.625% 7/1/20 (e)		270,000	288,900
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Cable TV - continued
UPCB Finance V Ltd. 7.25% 11/15/21 (e)		$ 150,000	$ 161,625
UPCB Finance VI Ltd. 6.875% 1/15/22 (e)		150,000	159,000
Ziggo Bond Co. BV 8% 5/15/18 (Reg. S)	EUR	300,000	427,042
			11,885,682
Capital Goods - 0.8%
Harbinger Group, Inc. 7.875% 7/15/19 (e)		1,315,000	1,361,025
Kion Finance SA 7.875% 4/15/18 (Reg. S)	EUR	100,000	143,013
Norcell Sweden Holding 2 AB 10.75% 9/29/19 (Reg. S)	EUR	100,000	143,143
Sparkle Assets Ltd. 6.875% 1/30/20 (Reg. S)		200,000	183,180
Wendel SA:
4.375% 8/9/17	EUR	250,000	347,754
5.875% 9/17/19	EUR	200,000	290,016
Zoomlion HK SPV Co. Ltd.:
6.125% 12/20/22 (Reg. S)		400,000	346,920
6.875% 4/5/17 (Reg. S)		200,000	194,986
			3,010,037
Chemicals - 1.5%
Brenntag Finance BV 5.5% 7/19/18 (Reg. S)	EUR	150,000	224,523
Chemtura Corp. 5.75% 7/15/21		115,000	114,425
Eagle Spinco, Inc. 4.625% 2/15/21 (e)		110,000	105,600
Hexion U.S. Finance Corp. 6.625% 4/15/20 (e)		475,000	485,688
INEOS Group Holdings PLC 7.875% 2/15/16	EUR	377,248	506,890
Kerling PLC 10.625% 2/1/17 (Reg. S)	EUR	100,000	141,350
Kinove German Bondco GmbH 9.625% 6/15/18 (e)		327,000	362,970
LSB Industries, Inc. 7.75% 8/1/19 (e)		85,000	85,000
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20		415,000	441,975
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (e)(h)		200,000	203,500
PolyOne Corp. 5.25% 3/15/23 (e)		250,000	245,000
Rockwood Specialties Group, Inc. 4.625% 10/15/20		300,000	304,500
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (e)		1,270,000	1,260,475
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (e)		150,000	155,438
			4,637,334
Consumer Products - 0.3%
Alphabet Holding Co., Inc. 7.75% 11/1/17 pay-in-kind		190,000	196,175
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Consumer Products - continued
Associated Materials LLC/AMH New Finance, Inc. 9.125% 11/1/17 (e)		$ 285,000	$ 307,444
First Quality Finance Co., Inc. 4.625% 5/15/21 (e)		60,000	57,150
Prestige Brands, Inc. 8.125% 2/1/20		25,000	27,563
Revlon Consumer Products Corp. 5.75% 2/15/21 (e)		200,000	201,750
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (e)		45,000	47,813
6.625% 11/15/22 (e)		55,000	58,850
			896,745
Containers - 3.6%
ARD Finance SA:
11.125% 6/1/18 pay-in-kind	EUR	441,335	620,460
11.125% 6/1/18 pay-in-kind (e)		249,296	264,617
Ardagh Glass Finance PLC 7.125% 6/15/17 (Reg. S)	EUR	350,000	469,189
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (e)		700,000	745,500
7.375% 10/15/17 (Reg. S)	EUR	100,000	141,682
9.125% 10/15/20 (e)		1,215,000	1,318,275
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.875% 11/15/22 (e)		200,000	194,500
7% 11/15/20 (e)		200,000	197,000
7.375% 10/15/17 (e)		200,000	212,750
7.375% 10/15/17 (Reg. S)	EUR	100,000	141,682
9.125% 10/15/20 (e)		460,000	496,800
Ball Corp. 4% 11/15/23		585,000	535,275
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (e)		75,000	74,916
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (e)		65,000	67,925
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (e)		1,455,000	1,356,788
Graphic Packaging International, Inc. 4.75% 4/15/21		70,000	67,725
OI European Group BV:
4.875% 3/31/21 (Reg. S)	EUR	150,000	206,537
6.75% 9/15/20 (Reg. S)	EUR	200,000	303,985
Rexam PLC 6.75% 6/29/67 (h)	EUR	325,000	451,820
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,050,000	2,085,875
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA: - continued
6.875% 2/15/21		$ 500,000	$ 531,875
7.875% 8/15/19		250,000	275,000
8.25% 2/15/21		250,000	254,375
Sealed Air Corp. 6.5% 12/1/20 (e)		145,000	156,600
Tekni-Plex, Inc. 9.75% 6/1/19 (e)		98,000	109,270
			11,280,421
Diversified Financial Services - 7.2%
Beverage Packaging Holdings (Luxembourg) SA 8% 12/15/16 (Reg. S)	EUR	200,000	266,070
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	249,241	149,164
Boparan Holdings Ltd. 9.75% 4/30/18 (Reg. S)	EUR	300,000	440,113
CIT Group, Inc.:
4.25% 8/15/17		340,000	347,650
4.75% 2/15/15 (e)		1,095,000	1,130,588
5% 8/15/22		270,000	267,638
5% 8/1/23		1,480,000	1,451,016
5.25% 3/15/18		365,000	387,813
5.375% 5/15/20		330,000	344,850
5.5% 2/15/19 (e)		575,000	603,031
Citigroup, Inc. 5.9% (f)(h)		770,000	743,050
Eileme 2 AB 11.75% 1/31/20 (Reg. S)	EUR	200,000	311,302
GTB Finance BV 7.5% 5/19/16 (Reg. S)		350,000	366,625
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18		850,000	897,813
International Lease Finance Corp.:
4.625% 4/15/21		1,030,000	987,513
4.875% 4/1/15		180,000	185,400
5.625% 9/20/13		766,000	767,915
5.75% 5/15/16		120,000	126,450
5.875% 8/15/22		975,000	992,063
6.25% 5/15/19		640,000	675,200
8.25% 12/15/20		1,640,000	1,898,300
8.625% 1/15/22		2,505,000	2,974,688
International Personal Finance PLC 11.5% 8/6/15	EUR	360,000	548,370
Numericable Finance & Co. SCA 12.375% 2/15/19 (Reg. S)	EUR	400,000	630,586
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
SLM Corp.:
3.875% 9/10/15		$ 1,045,000	$ 1,064,594
5.5% 1/25/23		1,250,000	1,169,201
8% 3/25/20		190,000	211,850
8.45% 6/15/18		415,000	477,300
Studio City Finance Ltd. 8.5% 12/1/20 (Reg. S)		750,000	791,250
Thomas Cook Finance PLC 7.75% 6/15/20 (REg.S)	EUR	250,000	337,876
UPCB Finance Ltd.:
6.375% 7/1/20 (Reg. S)	EUR	500,000	705,152
7.625% 1/15/20 (Reg. S)	EUR	250,000	358,363
Verisure Holding AB 8.75% 9/1/18 (Reg. S)	EUR	300,000	436,022
			23,044,816
Diversified Media - 1.2%
Block Communications, Inc. 7.25% 2/1/20 (e)		660,000	696,300
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22		100,000	103,500
6.5% 11/15/22		275,000	287,375
7.625% 3/15/20		65,000	67,925
7.625% 3/15/20		465,000	490,575
Lamar Media Corp. 5.875% 2/1/22		55,000	56,650
National CineMedia LLC:
6% 4/15/22		300,000	313,500
7.875% 7/15/21		35,000	38,150
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20 (e)		1,855,000	1,822,538
WMG Acquisition Corp. 6% 1/15/21 (e)		59,000	61,655
			3,938,168
Electric Utilities - 5.4%
Atlantic Power Corp. 9% 11/15/18		945,000	935,550
Calpine Corp. 7.875% 1/15/23 (e)		629,000	682,465
China Resources Power East Foundation Co. Ltd. 7.25% (f)(h)		300,000	304,429
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (e)		200,000	200,000
Duquesne Light Holdings, Inc. 5.9% 12/1/21 (e)		37,000	41,704
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20		390,000	422,175
10% 12/1/20 (e)		2,290,000	2,473,200
12.25% 12/1/18 pay-in-kind (e)		450,000	378,938
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.: - continued
12.25% 3/1/22 (e)		$ 2,120,000	$ 2,358,500
GenOn Energy, Inc.:
9.5% 10/15/18		55,000	62,975
9.875% 10/15/20		385,000	433,125
InterGen NV 7% 6/30/23 (e)		450,000	448,875
Listrindo Capital BV:
6.95% 2/21/19 (e)		200,000	209,500
6.95% 2/21/19 (Reg. S)		400,000	422,000
Majapahit Holding BV:
7.75% 1/20/20 (Reg. S)		200,000	223,000
8% 8/7/19 (Reg. S)		100,000	113,500
Mirant Americas Generation LLC 9.125% 5/1/31		185,000	199,800
NRG Energy, Inc. 6.625% 3/15/23		405,000	415,125
NSG Holdings II, LLC 7.75% 12/15/25 (e)		375,000	395,625
NV Energy, Inc. 6.25% 11/15/20		1,000,000	1,175,743
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		200,000	199,167
8.375% 12/10/18		100,000	118,330
PT Perusahaan Listrik Negara:
5.25% 10/24/42 (Reg. S)		200,000	157,000
5.5% 11/22/21 (Reg. S)		200,000	198,000
Puget Energy, Inc.:
5.625% 7/15/22		120,000	129,330
6% 9/1/21		1,045,000	1,154,298
Star Energy Geothermal Wayang Windu Ltd. 6.125% 3/27/20		200,000	193,000
Techem Energy Metering Service GmbH & Co. KG 7.875% 10/1/20 (Reg. S)	EUR	100,000	145,008
Techem GmbH 6.125% 10/1/19 (Reg. S)	EUR	300,000	431,033
The AES Corp.:
4.875% 5/15/23		520,000	494,000
7.375% 7/1/21		35,000	39,550
8% 10/15/17		23,000	26,680
TXU Corp.:
5.55% 11/15/14		1,361,000	843,820
6.5% 11/15/24		475,000	266,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
TXU Corp.: - continued
6.55% 11/15/34		$ 1,000,000	$ 560,000
Viridian Group FundCo II 11.125% 4/1/17 (Reg. S)	EUR	181,000	254,639
			17,106,084
Energy - 7.2%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		230,000	218,500
Afren PLC 10.25% 4/8/19 (e)		275,000	315,563
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20		85,000	90,313
7% 5/20/22		180,000	191,700
Antero Resources Finance Corp. 6% 12/1/20		585,000	587,925
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 5.875% 8/1/23 (e)		205,000	195,775
Basic Energy Services, Inc.:
7.75% 2/15/19		90,000	90,900
7.75% 10/15/22		207,000	205,448
Chesapeake Energy Corp.:
5.375% 6/15/21		250,000	249,375
5.75% 3/15/23		250,000	251,875
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		500,000	515,000
6.125% 7/15/22		170,000	178,075
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (d)		65,000	65,650
China Oil & Gas Group Ltd. 5.25% 4/25/18 (Reg. S)		200,000	199,000
Clayton Williams Energy, Inc. 7.75% 4/1/19		390,000	398,775
Concho Resources, Inc. 5.5% 4/1/23		240,000	239,400
Continental Resources, Inc. 8.25% 10/1/19		300,000	328,500
Crestwood Midstream Partners LP/Finance Corp. 7.75% 4/1/19		150,000	156,750
Denbury Resources, Inc. 4.625% 7/15/23		810,000	741,150
DTEK Finance BV 9.5% 4/28/15 (e)		100,000	102,950
Edgen Murray Corp. 8.75% 11/1/20 (e)		150,000	150,000
Energy Transfer Equity LP 7.5% 10/15/20		30,000	33,788
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		110,000	121,000
EPE Holdings LLC/EP Energy Bond Co., Inc. 8.875% 12/15/17 pay-in-kind (e)(h)		203,364	206,242
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Energy - continued
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19		$ 180,000	$ 192,600
9.375% 5/1/20		565,000	641,275
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625% 6/15/20		730,000	759,200
Forest Oil Corp.:
7.25% 6/15/19		215,000	212,313
7.5% 9/15/20 (e)		130,000	126,425
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		95,000	93,813
Gibson Energy, Inc. 6.75% 7/15/21 (e)		640,000	649,600
Gulfmark Offshore, Inc. 6.375% 3/15/22		340,000	347,650
Halcon Resources Corp. 8.875% 5/15/21		135,000	136,350
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (e)		80,000	84,000
Indo Energy Finance II BV 6.375% 1/24/23		200,000	169,000
Indo Integrated Energy II BV 9.75% 11/5/16 (Reg. S)		200,000	209,360
KazMunaiGaz Finance Sub BV 7% 5/5/20 (e)		100,000	113,000
Kodiak Oil & Gas Corp.:
5.5% 1/15/21 (e)		80,000	80,600
5.5% 2/1/22 (e)		175,000	174,563
8.125% 12/1/19		285,000	312,788
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (e)		435,000	408,900
6.5% 5/15/19		335,000	325,788
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
4.5% 7/15/23		660,000	620,400
6.25% 6/15/22		68,000	72,760
MIE Holdings Corp. 9.75% 5/12/16		400,000	413,000
Offshore Group Investment Ltd.:
7.125% 4/1/23 (e)		530,000	531,325
7.5% 11/1/19		1,510,000	1,585,500
Oil States International, Inc. 6.5% 6/1/19		30,000	32,100
Pacific Drilling SA 5.375% 6/1/20 (e)		260,000	254,800
Pacific Drilling V Ltd. 7.25% 12/1/17 (e)		380,000	402,800
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		475,000	517,750
Pan American Energy LLC 7.875% 5/7/21 (e)		500,000	495,000
Petrohawk Energy Corp. 6.25% 6/1/19		500,000	550,000
Petroleos de Venezuela SA 4.9% 10/28/14		920,000	867,100
Petroleos Mexicanos 6.625% (e)(f)		450,000	461,250
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Energy - continued
Plains Exploration & Production Co. 6.75% 2/1/22		$ 185,000	$ 198,070
Precision Drilling Corp. 6.5% 12/15/21		10,000	10,550
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20		135,000	138,881
Range Resources Corp. 5.75% 6/1/21		250,000	264,375
Regency Energy Partners LP/Regency Energy Finance Corp. 5.5% 4/15/23		195,000	196,950
Rosetta Resources, Inc. 5.625% 5/1/21		225,000	225,000
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (e)		960,000	946,800
5.625% 4/15/23 (e)		400,000	390,000
SemGroup Corp. 7.5% 6/15/21 (e)		205,000	207,563
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
7.375% 8/1/21		287,000	308,525
7.5% 10/1/18		245,000	264,600
Summit Midstream Holdings LLC 7.5% 7/1/21 (e)		100,000	102,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22		60,000	63,600
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (e)		35,000	35,350
Transportadora de Gas del Sur SA 7.875% 5/14/17 (e)		250,000	220,000
Unit Corp. 6.625% 5/15/21		650,000	676,000
Western Refining, Inc. 6.25% 4/1/21		105,000	103,425
WPX Energy, Inc.:
5.25% 1/15/17		55,000	58,163
6% 1/15/22		85,000	86,488
Yingde Gases Investment Ltd. 8.125% 4/22/18 (Reg. S)		200,000	204,000
Zhaikmunai International BV 7.125% 11/13/19 (e)		475,000	494,000
			22,869,004
Entertainment/Film - 0.5%
Cinemark U.S.A., Inc.:
4.875% 6/1/23 (e)		265,000	250,425
5.125% 12/15/22		50,000	48,188
7.375% 6/15/21		15,000	16,350
Lions Gate Entertainment Corp. 5.25% 8/1/18 (e)		705,000	705,000
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (e)		170,000	172,338
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Entertainment/Film - continued
Regal Entertainment Group:
5.75% 6/15/23		$ 470,000	$ 457,663
5.75% 2/1/25		55,000	52,800
			1,702,764
Environmental - 0.3%
Clean Harbors, Inc.:
5.125% 6/1/21		100,000	102,000
5.25% 8/1/20		110,000	112,750
Covanta Holding Corp. 6.375% 10/1/22		103,000	105,974
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (e)		200,000	205,500
Tervita Corp.:
8% 11/15/18 (e)		190,000	196,888
9.75% 11/1/19 (e)		205,000	191,675
			914,787
Food & Drug Retail - 2.3%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (e)		135,000	148,163
ESAL GmbH 6.25% 2/5/23 (e)		2,545,000	2,335,038
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (e)		1,435,000	1,377,600
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (e)		80,000	82,000
Rite Aid Corp.:
6.75% 6/15/21 (e)		1,380,000	1,383,450
6.875% 12/15/28 (e)		295,000	278,038
7.7% 2/15/27		366,000	372,405
8% 8/15/20		750,000	840,938
9.25% 3/15/20		155,000	172,631
Sigma Alimentos SA de CV 6.875% 12/16/19 (e)		300,000	343,500
Tops Markets LLC 8.875% 12/15/17 (e)		95,000	104,738
			7,438,501
Food/Beverage/Tobacco - 0.5%
Agrokor d.d.:
9.125% 2/1/20 (Reg. S)	EUR	200,000	288,047
9.875% 5/1/19 (Reg. S)	EUR	100,000	146,671
Constellation Brands, Inc.:
3.75% 5/1/21		70,000	65,450
4.25% 5/1/23		110,000	103,675
Corporacion Lindley SA 6.75% 11/23/21 (e)		200,000	220,000
Gruma S.A.B. de CV 7.75% (Reg. S) (f)		445,000	446,113
Post Holdings, Inc. 7.375% 2/15/22		170,000	182,325
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
R&R Ice Cream PLC 9.25% 5/15/18 pay-in-kind (Reg. S) (h)	EUR	250,000	342,565
San Miguel Corp. 4.875% 4/26/23 (Reg. S)		200,000	169,000
			1,963,846
Gaming - 1.2%
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (e)		40,000	43,300
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20		295,000	274,719
Chester Downs & Marina LLC 9.25% 2/1/20 (e)		45,000	44,550
Gamenet SpA 7.25% 8/1/18 (Reg. S)	EUR	150,000	197,557
Graton Economic Development Authority 9.625% 9/1/19 (e)		135,000	151,538
MCE Finance Ltd.:
5% 2/15/21 (e)		230,000	219,650
5% 2/15/21 (Reg. S)		200,000	191,000
MGM Mirage, Inc.:
5.875% 2/27/14		300,000	307,155
6.625% 12/15/21		150,000	158,250
8.625% 2/1/19		315,000	365,006
Pinnacle Entertainment, Inc. 7.75% 4/1/22		50,000	52,375
Studio City Finance Ltd. 8.5% 12/1/20 (e)		1,160,000	1,223,800
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25% 5/30/23 (e)		480,000	445,200
			3,674,100
Healthcare - 5.3%
Alere, Inc. 6.5% 6/15/20 (e)		530,000	541,925
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		195,000	209,625
Cerba European Lab SAS 7% 2/1/20 (Reg. S)	EUR	100,000	133,368
DaVita, Inc.:
5.75% 8/15/22		155,000	157,131
6.625% 11/1/20		300,000	320,250
Emergency Medical Services Corp. 8.125% 6/1/19		45,000	48,825
FMC Finance VII SA 5.25% 2/15/21	EUR	50,000	72,338
Fresenius US Finance II, Inc. 8.75% 7/15/15 (Reg. S)	EUR	100,000	150,662
HCA Holdings, Inc.:
6.25% 2/15/21		195,000	202,313
7.75% 5/15/21		950,000	1,033,125
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Healthcare - continued
HCA, Inc.:
4.75% 5/1/23		$ 1,290,000	$ 1,244,850
5.875% 3/15/22		620,000	655,650
5.875% 5/1/23		340,000	343,400
6.5% 2/15/20		895,000	985,619
7.25% 9/15/20		1,000,000	1,093,750
7.5% 2/15/22		180,000	202,950
8.5% 4/15/19		1,000,000	1,082,500
HealthSouth Corp.:
5.75% 11/1/24		100,000	98,375
7.75% 9/15/22		270,000	291,600
IMS Health, Inc. 6% 11/1/20 (e)		95,000	98,088
Kindred Healthcare, Inc. 8.25% 6/1/19		15,000	15,788
Labco S.A.S. 8.5% 1/15/18 (Reg. S)	EUR	450,000	634,577
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (e)		375,000	307,500
Medi-Partenaires, SAS 7% 5/15/20 (Reg. S)	EUR	150,000	192,069
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		360,000	369,900
6.75% 10/15/22		250,000	271,250
7.5% 2/15/20		300,000	328,500
Radiation Therapy Services, Inc. 8.875% 1/15/17		80,000	74,600
Rottapharm Ltd. 6.125% 11/15/19 (Reg. S)	EUR	200,000	273,387
Rural/Metro Corp. 10.125% 7/15/19 (b)(e)		110,000	58,300
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		155,000	151,125
8.125% 11/1/18		71,000	76,325
Select Medical Corp. 6.375% 6/1/21 (e)		780,000	756,600
Sky Growth Acquisition Corp. 7.375% 10/15/20 (e)		60,000	62,400
Teleflex, Inc. 6.875% 6/1/19		40,000	42,400
Tenet Healthcare Corp.:
4.375% 10/1/21 (e)		1,125,000	1,035,000
4.5% 4/1/21 (e)		180,000	167,850
4.75% 6/1/20		135,000	129,600
6.25% 11/1/18		85,000	90,950
6.75% 2/1/20		145,000	144,275
9.25% 2/1/15		300,000	327,000
Valeant Pharmaceuticals International:
6.75% 8/15/21 (e)		40,000	41,400
7.25% 7/15/22 (e)		25,000	26,563
VPI Escrow Corp. 6.375% 10/15/20 (e)		190,000	196,175
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Healthcare - continued
VPII Escrow Corp.:
6.75% 8/15/18 (e)		$ 665,000	$ 701,575
7.5% 7/15/21 (e)		1,013,000	1,086,443
VWR Funding, Inc. 7.25% 9/15/17		340,000	355,300
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (b)(e)		30,000	17,400
			16,900,596
Homebuilders/Real Estate - 5.4%
Agile Property Holdings Ltd.:
8.875% 4/28/17 (Reg. S)		300,000	316,140
10% 11/14/16 (Reg. S)		400,000	424,000
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (e)		745,000	758,038
Beazer Homes USA, Inc. 7.25% 2/1/23 (e)		140,000	144,200
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (e)		85,000	89,038
CB Richard Ellis Services, Inc. 5% 3/15/23		350,000	336,000
Central China Real Estate Ltd.:
6.5% 6/4/18 (Reg.S)		200,000	186,620
8% 1/28/20		200,000	189,500
China SCE Property Holdings Ltd. 11.5% 11/14/17 (Reg. S)		200,000	210,873
China South City Holdings Ltd. 13.5% 1/14/16 (Reg. S)		200,000	210,875
CIFI Holdings Group Co. Ltd. 12.25% 4/15/18		200,000	210,361
Country Garden Holdings Co. Ltd.:
7.5% 1/10/23 (Reg. S)		300,000	281,250
11.25% 4/22/17 (Reg. S)		500,000	546,900
D.R. Horton, Inc. 5.75% 8/15/23		575,000	575,000
Evergrande Real Estate Group Ltd. 13% 1/27/15 (Reg. S)		800,000	848,000
Fantasia Holdings Group Co. Ltd. 13.75% 9/27/17		200,000	210,775
Franshion Development Ltd. 6.75% 4/15/21 (Reg S.)		200,000	205,500
Franshion Investment Ltd. 4.7% 10/26/17 (Reg. S)		200,000	197,809
Future Land Develpmnt Holding Ltd. 10.25% 1/31/18 (Reg. S)		200,000	178,750
Gemdale International Investment Ltd. 7.125% 11/16/17 (Reg. S)		400,000	409,435
Glorious Property Holdings Ltd. 13% 10/25/15		400,000	393,255
Greentown China Holdings Ltd. 8.5% 2/4/18 (Reg. S)		300,000	303,686
Hopson Development Holdings Ltd. 11.75% 1/21/16		400,000	408,830
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
Kaisa Group Holdings Ltd.:
8.875% 3/19/18 (Reg. S)		$ 400,000	$ 383,000
10.25% 1/8/20 (Reg. S)		200,000	190,679
12.875% 9/18/17		200,000	218,344
KWG Property Holding Ltd.:
8.625% 2/5/20 (Reg. S)		200,000	191,745
12.5% 8/18/17 (Reg. S)		400,000	441,000
Longfor Properties Co. Ltd.:
6.875% 10/18/19		600,000	597,679
9.5% 4/7/16 (Reg. S)		400,000	431,000
M.D.C. Holdings, Inc. 6% 1/15/43		935,000	841,378
Magnolia BC SA 9% 8/1/20 (Reg. S)	EUR	150,000	202,805
Odebrecht Finance Ltd. 7.5% (e)(f)		300,000	295,500
Powerlong Real Estate Holding Ltd. 13.75% 9/16/15 (Reg. S)		200,000	206,500
Realogy Corp. 9% 1/15/20 (e)		125,000	143,125
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (e)		430,000	430,000
Renhe Commercial Holdings Co. Ltd.:
11.75% 5/18/15 (Reg. S)		200,000	127,324
13% 3/10/16 (Reg. S)		100,000	57,000
Road King Infrastructure Finance Ltd. 9.875% 9/18/17		200,000	214,500
RPG Byty Sro 6.75% 5/1/20 (Reg. S)	EUR	500,000	636,905
Ryland Group, Inc. 5.375% 10/1/22		55,000	52,250
Shimao Property Holdings Ltd.:
6.625% 1/14/20 (Reg. S)		300,000	280,524
9.65% 8/3/17		300,000	325,358
11% 3/8/18		300,000	334,068
SOHO China Ltd.:
5.75% 11/7/17 (Reg. S)		200,000	197,449
7.125% 11/7/22 (Reg. S)		200,000	184,958
SPG Land (Holdings) Ltd. 13.5% 4/8/16		200,000	220,941
Sunac China Holdings Ltd.:
9.375% 4/5/18 (Reg. S)		200,000	198,417
12.5% 10/16/17 (Reg. S)		200,000	219,240
Theta Capital Pte Ltd.:
6.125% 11/14/20 (Reg. S)		200,000	192,995
7% 5/16/19		200,000	203,722
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23 (e)		90,000	90,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
William Lyon Homes, Inc. 8.5% 11/15/20		$ 100,000	$ 109,500
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (e)(g)		265,000	267,650
Yanlord Land Group Ltd. 9.5% 5/4/17 (Reg. S)		600,000	634,500
Yuzhou Properties Co.:
11.75% 10/25/17 (Reg. S)		200,000	215,807
13.5% 12/15/15 (Reg. S)		100,000	108,750
			17,079,448
Hotels - 0.1%
Choice Hotels International, Inc. 5.75% 7/1/22		45,000	47,250
Host Hotels & Resorts LP:
4.75% 3/1/23		160,000	161,282
6% 10/1/21		60,000	65,583
			274,115
Insurance - 0.3%
Assicurazioni Generali SpA 10.125% 7/10/42 (h)	EUR	200,000	326,707
MAPFRE SA:
5.125% 11/16/15	EUR	200,000	281,044
5.921% 7/24/37 (h)	EUR	150,000	184,586
			792,337
Leisure - 0.4%
Lottomatica SpA 8.25% 3/31/66 (Reg. S) (h)	EUR	400,000	562,844
Royal Caribbean Cruises Ltd. 5.25% 11/15/22		85,000	85,638
Speedway Motorsports, Inc. 6.75% 2/1/19		660,000	696,300
Spencer Spirit Holdings, Inc. 9% 5/1/18 pay-in-kind (e)(h)		110,000	107,250
			1,452,032
Metals/Mining - 2.0%
Alpha Natural Resources, Inc.:
6% 6/1/19		195,000	167,213
6.25% 6/1/21		295,000	246,325
9.75% 4/15/18		210,000	216,300
Alrosa Finance SA 7.75% 11/3/20 (e)		275,000	300,438
Berau Capital Resources Pte Ltd. 12.5% 7/8/15 (Reg. S)		200,000	209,500
Berau Coal Energy Tbk PT 7.25% 3/13/17 (Reg. S)		400,000	370,000
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (e)		50,000	51,500
Bumi Capital Pte. Ltd. 12% 11/10/16 (Reg. S)		100,000	60,000
Bumi Investment Pte Ltd. 10.75% 10/6/17 (Reg. S)		500,000	300,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (e)		$ 200,000	$ 200,000
6.875% 2/1/18 (e)		60,000	61,200
7% 11/1/15 (e)		225,000	230,063
8.25% 11/1/19 (e)		605,000	638,275
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (e)		225,000	180,000
Hidili Industry International Development Ltd. 8.625% 11/4/15 (Reg. S)		100,000	61,000
Indo Energy Finance BV 7% 5/7/18 (Reg. S)		400,000	392,000
Mongolian Mining Corp. 8.875% 3/29/17 (Reg. S)		400,000	246,000
New Gold, Inc.:
6.25% 11/15/22 (e)		80,000	76,000
7% 4/15/20 (e)		40,000	40,700
Polyus Gold International Ltd. 5.625% 4/29/20 (e)		200,000	193,500
Prince Mineral Holding Corp. 11.5% 12/15/19 (e)		55,000	59,194
PT Adaro Indonesia:
7.625% 10/22/19 (e)		450,000	466,313
7.625% 10/22/19 (Reg. S)		300,000	310,875
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (e)		200,000	202,500
Vedanta Resources PLC:
6.75% 6/7/16 (Reg. S)		200,000	208,240
8.25% 6/7/21 (Reg. S)		200,000	209,000
9.5% 7/18/18 (Reg. S)		500,000	561,250
Winsway Coking Coal Holding Ltd. 8.5% 4/8/16 (Reg. S)		200,000	76,000
			6,333,386
Paper - 0.4%
Fibria Overseas Finance Ltd. 7.5% 5/4/20 (e)		200,000	219,000
Smurfit Kappa Acquisitions 7.75% 11/15/19 (Reg. S)	EUR	120,000	174,342
Verso Paper Holdings LLC/Verso Paper, Inc.:
11.75% 1/15/19		545,000	561,350
11.75% 1/15/19		184,000	120,520
WEPA Hygieneprodukte GmbH 6.5% 5/15/20 (Reg. S)	EUR	100,000	139,354
			1,214,566
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Publishing/Printing - 0.1%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (e)		$ 225,000	$ 236,250
Sheridan Group, Inc. 12.5% 4/15/14		248,019	248,019
			484,269
Railroad - 0.2%
Refer-Rede Ferroviaria Nacional SA:
4% 3/16/15	EUR	200,000	250,108
4.25% 12/13/21	EUR	350,000	329,894
			580,002
Restaurants - 0.3%
Landry's Acquisition Co. 9.375% 5/1/20 (e)		105,000	113,663
Landry's Holdings II, Inc. 10.25% 1/1/18 (e)		125,000	132,188
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		500,000	573,750
			819,601
Services - 1.7%
Ahern Rentals, Inc. 9.5% 6/15/18 (e)		60,000	61,350
APX Group, Inc.:
6.375% 12/1/19 (e)		985,000	960,375
8.75% 12/1/20 (e)		980,000	980,000
ARAMARK Corp. 5.75% 3/15/20 (e)		255,000	265,200
Audatex North America, Inc. 6% 6/15/21 (e)		840,000	854,700
FTI Consulting, Inc. 6% 11/15/22		205,000	209,869
Hertz Corp.:
5.875% 10/15/20		150,000	158,250
6.25% 10/15/22		105,000	111,300
Iron Mountain, Inc. 5.75% 8/15/24		125,000	118,125
Laureate Education, Inc. 9.25% 9/1/19 (e)		930,000	1,009,050
NES Rentals Holdings, Inc. 7.875% 5/1/18 (e)		70,000	71,750
Road King Infrastructure Finance 2010 Ltd. 9.5% 9/21/15		100,000	104,626
SMCP S.A.S. 8.875% 6/15/20 (Reg. S)	EUR	350,000	472,607
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind (e)		155,000	165,656
9.625% 6/15/18 pay-in-kind		90,000	97,650
			5,640,508
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Shipping - 0.6%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		$ 25,000	$ 26,000
Navios Maritime Holdings, Inc. 8.125% 2/15/19		10,000	9,513
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (e)		110,000	122,650
Teekay Corp. 8.5% 1/15/20		1,150,000	1,250,625
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19		115,000	128,800
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (e)		160,000	163,200
Western Express, Inc. 12.5% 4/15/15 (e)		315,000	211,050
			1,911,838
Steel - 1.2%
China Oriental Group Co. Ltd. 8% 8/18/15 (Reg. S)		300,000	290,250
CITIC Pacific Ltd. 6.875% 1/21/18 (Reg. S)		1,000,000	1,014,174
EVRAZ Group SA 9.5% 4/24/18 (Reg. S)		200,000	214,760
Metinvest BV 10.25% 5/20/15 (e)		100,000	103,150
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17 (e)		520,000	540,800
11.25% 10/15/18 (e)		200,000	204,000
Severstal Columbus LLC 10.25% 2/15/18		975,000	1,033,500
Steel Dynamics, Inc. 6.375% 8/15/22 (e)		120,000	126,000
TMK Capital SA 7.75% 1/27/18		200,000	207,500
			3,734,134
Super Retail - 0.9%
Academy Ltd./Academy Finance Corp. 9.25% 8/1/19 (e)		20,000	22,400
Claire's Stores, Inc.:
7.75% 6/1/20 (e)		100,000	100,750
9% 3/15/19 (e)		1,075,000	1,210,719
CST Brands, Inc. 5% 5/1/23 (e)		65,000	64,188
Hengdeli Holdings Ltd. 6.25% 1/29/18 (Reg. S)		400,000	398,568
Hot Topic, Inc. 9.25% 6/15/21 (e)		145,000	150,800
Jo-Ann Stores, Inc. 9.75% 10/15/19 pay-in-kind (e)(h)		130,000	135,200
Limited Brands, Inc. 5.625% 2/15/22		250,000	259,063
Parkson Retail Group Ltd. 4.5% 5/3/18 (Reg. S)		400,000	384,000
Sally Holdings LLC 6.875% 11/15/19		35,000	38,325
Sonic Automotive, Inc.:
5% 5/15/23		40,000	38,600
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Super Retail - continued
Sonic Automotive, Inc.: - continued
7% 7/15/22		$ 105,000	$ 114,450
The Bon-Ton Department Stores, Inc. 8% 6/15/21 (e)		150,000	154,125
			3,071,188
Technology - 4.7%
Avaya, Inc.:
7% 4/1/19 (e)		685,000	631,913
9% 4/1/19 (e)		490,000	469,175
Brocade Communications Systems, Inc. 4.625% 1/15/23 (e)		135,000	126,900
Ceridian Corp.:
8.875% 7/15/19 (e)		135,000	152,888
11% 3/15/21 (e)		105,000	120,225
China Automation Group Ltd. 7.75% 4/20/16		200,000	194,076
Commscope Holding Co., Inc. 6.625% 6/1/20 pay-in-kind (e)(h)		115,000	114,425
Compiler Finance Sub, Inc. 7% 5/1/21 (e)		35,000	35,000
First Data Corp.:
6.75% 11/1/20 (e)		1,905,000	1,988,344
11.25% 1/15/21 (e)		535,000	553,725
11.75% 8/15/21 (e)		305,000	291,275
Flextronics International Ltd. 4.625% 2/15/20 (e)		810,000	805,950
Freescale Semiconductor, Inc. 9.25% 4/15/18 (e)		285,000	308,869
Global A&T Electronics Ltd.:
10% 2/1/19 (e)		200,000	208,000
10% 2/1/19 (Reg. S)		200,000	208,000
IAC/InterActiveCorp 4.75% 12/15/22		775,000	732,375
Lucent Technologies, Inc. 6.45% 3/15/29		1,000,000	790,000
MMI International Ltd. 8% 3/1/17 (Reg. S)		250,000	251,250
NXP BV/NXP Funding LLC:
5.75% 2/15/21 (e)		290,000	297,975
5.75% 3/15/23 (e)		200,000	202,000
Pacific Emerald Pte Ltd. 9.75% 7/25/18 (Reg. S)		200,000	186,740
Rolta LLC 10.75% 5/16/18 (Reg. S)		200,000	196,000
Sensata Technologies BV 4.875% 10/15/23 (e)		120,000	115,800
SoftBank Corp. 4.5% 4/15/20 (e)		90,000	87,075
STATS ChipPAC Ltd.:
4.5% 3/20/18 (e)		212,000	208,290
4.5% 3/20/18 (Reg. S)		200,000	196,500
5.375% 3/31/16 (Reg. S)		300,000	309,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Technology - continued
SunGard Data Systems, Inc. 6.625% 11/1/19		$ 295,000	$ 306,063
Trionista Holdco GmbH 5% 4/30/20 (Reg. S)	EUR	100,000	135,363
Trionista Topco GmbH 6.875% 4/30/21 (Reg. S)	EUR	100,000	136,361
VeriSign, Inc. 4.625% 5/1/23 (e)		1,905,000	1,828,800
Viasystems, Inc. 7.875% 5/1/19 (e)		295,000	315,650
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		1,450,000	1,595,000
13.375% 10/15/19		220,000	253,550
			14,352,557
Telecommunications - 10.1%
Altice Financing SA 7.875% 12/15/19 (e)		775,000	825,375
Altice Finco SA:
9% 6/15/23 (Reg. S)	EUR	100,000	134,365
9.875% 12/15/20 (e)		665,000	728,175
Bakrie Telecom Pte Ltd. 11.5% 5/7/15 (Reg. S)		200,000	70,000
Bharti Airtel International BV 5.125% 3/11/23 (Reg. S)		900,000	837,000
Bite Finance International BV 7.703% 2/15/18 (Reg. S) (h)	EUR	200,000	268,731
Broadview Networks Holdings, Inc. 10.5% 11/15/17		187,500	183,750
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (e)		700,000	957,250
Digicel Group Ltd.:
6% 4/15/21 (e)		525,000	514,500
7% 2/15/20 (e)		400,000	404,500
8.25% 9/1/17 (e)		300,000	312,750
8.25% 9/30/20 (e)		525,000	562,406
10.5% 4/15/18 (e)		400,000	432,500
DigitalGlobe, Inc. 5.25% 2/1/21 (e)		905,000	855,225
eAccess Ltd. 8.375% 4/1/18 (Reg. S)	EUR	200,000	293,542
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (e)		252,279	274,984
Eileme 2 AB 11.625% 1/31/20 (e)		220,000	257,400
Frontier Communications Corp. 8.5% 4/15/20		750,000	832,500
Hughes Satellite Systems Corp. 6.5% 6/15/19		715,000	759,688
Indosat Palapa Co. BV 7.375% 7/29/20 (e)		450,000	489,375
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (e)		590,000	603,275
7.25% 10/15/20		495,000	535,838
7.5% 4/1/21		1,270,000	1,382,713
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Intelsat Luxembourg SA:
7.75% 6/1/21 (e)		$ 640,000	$ 673,600
8.125% 6/1/23 (e)		910,000	978,250
Level 3 Communications, Inc. 8.875% 6/1/19		55,000	59,263
Level 3 Financing, Inc.:
7% 6/1/20		900,000	933,750
10% 2/1/18		200,000	216,000
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (e)		380,000	387,600
6.625% 4/1/23 (e)		580,000	591,600
Millicom International Cellular SA 4.75% 5/22/20 (e)		200,000	195,500
Mobile Challenger Intermediate Group SA 8.75% 3/15/19 (Reg. S)	EUR	100,000	131,705
MTS International Funding Ltd.:
5% 5/30/23 (e)		200,000	187,040
8.625% 6/22/20 (e)		250,000	295,625
NeuStar, Inc. 4.5% 1/15/23 (e)		1,795,000	1,678,325
NII Capital Corp. 7.625% 4/1/21		190,000	152,475
NII International Telecom S.C.A. 11.375% 8/15/19 (e)		215,000	235,963
Nokia Siemens Networks Finance AB 7.125% 4/15/20 (Reg. S)	EUR	100,000	136,693
OTE PLC:
4.625% 5/20/16	EUR	500,000	644,488
7.25% 2/12/15	EUR	50,000	68,347
Pacnet Ltd. 9.25% 11/9/15 (Reg. S)		200,000	202,000
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (e)		400,000	400,500
SBA Communications Corp. 5.625% 10/1/19		245,000	246,838
Sprint Capital Corp.:
6.875% 11/15/28		190,000	174,800
6.9% 5/1/19		815,000	861,863
8.75% 3/15/32		495,000	528,413
Sprint Nextel Corp.:
6% 11/15/22		3,125,000	3,007,766
9% 11/15/18 (e)		505,000	598,425
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		200,000	197,000
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (e)		200,000	208,250
Telemovil Finance Co. Ltd. 8% 10/1/17 (e)		200,000	214,000
Telenet Finance Luxembourg S.C.A.:
6.25% 8/15/22 (Reg. S)	EUR	100,000	137,026
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Telenet Finance Luxembourg S.C.A.: - continued
6.375% 11/15/20 (Reg. S)	EUR	200,000	279,906
6.75% 8/15/24 (Reg. S)	EUR	100,000	138,556
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		200,000	231,000
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (e)		225,000	239,625
Wind Acquisition Finance SA:
6.5% 4/30/20 (e)		1,000,000	1,020,000
7.25% 2/15/18 (e)		400,000	412,000
7.375% 2/15/18	EUR	550,000	757,302
7.375% 2/15/18 (Reg. S)	EUR	250,000	338,408
Wind Acquisition Holdings Finance SA:
12.25% 7/15/17 pay-in-kind (Reg. S) (h)	EUR	1,228,628	1,675,198
12.25% 7/15/17 pay-in-kind (e)(h)		392,662	402,304
Ziggo Finance BV 6.125% 11/15/17	EUR	50,000	69,012
			32,422,258
Textiles & Apparel - 0.2%
Albea Beauty Holdings SA 8.375% 11/1/19 (e)		230,000	234,025
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (e)(h)		135,000	139,388
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (e)		75,000	75,000
Texhong Textile Group Ltd. 6.5% 1/18/19 (Reg. S)		200,000	194,395
			642,808
TOTAL NONCONVERTIBLE BONDS			266,602,602
TOTAL CORPORATE BONDS (Cost $263,570,949)			266,928,058
Government Obligations - 0.7%

Congo - 0.0%
Congo Republic 3.5% 6/30/29 (d)		38	34
Government Obligations - continued
		Principal Amount (c)	Value
Germany - 0.7%
German Federal Republic 0.25% 3/14/14	EUR	1,700,000	2,264,422
TOTAL GOVERNMENT OBLIGATIONS (Cost $2,208,605)			2,264,456
Common Stocks - 0.3%
	Shares
Chemicals - 0.2%
LyondellBasell Industries NV Class A	10,000	687,100
Homebuilders/Real Estate - 0.0%
Realogy Holdings Corp.	1,400	62,944
Telecommunications - 0.1%
Broadview Networks Holdings, Inc.	12,187	126,745
TOTAL COMMON STOCKS (Cost $861,618)		876,789
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.1%
Automotive - 0.1%
General Motors Co. 4.75%	5,000	249,700
Nonconvertible Preferred Stocks - 0.8%
Banks & Thrifts - 0.4%
Ally Financial, Inc. 7.00% (e)	709	693,048
Goldman Sachs Group, Inc. Series J, 5.50%	20,382	483,461
U.S. Bancorp Series F, 6.50%	4,054	109,215
		1,285,724
Diversified Financial Services - 0.4%
GMAC Capital Trust I Series 2, 8.125%	50,000	1,327,500
TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,613,224
TOTAL PREFERRED STOCKS (Cost $2,624,701)		2,862,924
Floating Rate Loans - 5.8%
	Principal Amount (c)	Value
Automotive - 0.0%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/11/20 (h)	$ 30,000	$ 30,188
Tower Automotive Holdings USA LLC Tranche B, term loan 4.75% 4/23/20 (h)	64,838	65,203
		95,391
Broadcasting - 0.1%
Media Holdco, LP Tranche B, term loan 7.25% 7/23/18 (h)	104,475	104,997
NEP/NCP Holdco, Inc. Tranche 2LN, term loan 9.5% 7/22/20 (h)	5,714	5,857
Univision Communications, Inc. term loan 4.5% 3/1/20 (h)	281,957	283,366
		394,220
Building Materials - 0.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 3/27/20 (h)	60,000	60,000
Cable TV - 0.0%
Kabel Deutschland GmbH Tranche F, term loan 3.25% 2/1/19 (h)	40,000	39,950
Chemicals - 0.1%
Royal Adhesives & Sealants LLC:
Tranche 2LN, term loan 9.75% 1/26/19 (h)	235,000	237,350
Tranche B 1LN, term loan 5.5% 7/26/18 (h)	25,000	25,156
		262,506
Consumer Products - 0.0%
Spectrum Brands Holdings, Inc. Tranche B, term loan 4.5104% 11/1/19 (h)	17,417	17,591
Diversified Financial Services - 0.5%
AlixPartners LLP:
Tranche 2LN, term loan 9% 7/10/21 (h)	405,000	411,075
Tranche B2 1LN, term loan 5% 7/10/20 (h)	300,000	303,750
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/18 (h)	24,063	24,363
HarbourVest Partners LLC Tranche B, term loan 4.75% 11/21/17 (h)	64,140	64,461
National Financial Partners Corp. Tranche B, term loan 5.25% 7/1/20 (h)	425,000	429,781
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (h)	214,463	216,071
TransUnion LLC Tranche B, term loan 4.25% 2/10/19 (h)	44,769	45,216
		1,494,717
Floating Rate Loans - continued
	Principal Amount (c)	Value
Electric Utilities - 0.4%
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (h)	$ 52,308	$ 52,438
EquiPower Resources Holdings LLC Tranche C, term loan 4.5% 12/21/19 (h)	55,000	55,413
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (h)	165,000	166,040
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (h)	120,000	121,200
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7212% 10/10/17 (h)	1,000,000	701,250
USIC Holdings, Inc. Tranche B, term loan 4.75% 7/26/20 (h)	25,000	25,125
		1,121,466
Energy - 0.4%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (h)	635,000	650,875
Crestwood Holdings Partners LLC Tranche B, term loan 6.2305% 6/19/19 (h)	225,000	229,219
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (h)	85,000	84,894
GIM Channelview Cogeneration LLC Tranche B, term loan 4.25% 5/8/20 (h)	25,000	25,094
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (h)	92,213	92,674
MRC Global, Inc. Tranche B, term loan 6% 11/9/19 (h)	107,750	108,423
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (h)	50,000	50,313
Panda Sherman Power, LLC term loan 9% 9/14/18 (h)	65,000	66,138
Panda Temple Power, LLC term loan 7.25% 4/3/19 (h)	45,000	45,394
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (h)	45,000	45,509
		1,398,533
Food & Drug Retail - 0.1%
Rite Aid Corp.:
Tranche 1LN, term loan 4% 2/21/20 (h)	149,625	150,373
Tranche 2LN, term loan 5.75% 8/21/20 (h)	25,000	25,813
Smart & Final, Inc. Tranche B, term loan 4.5% 11/15/19 (h)	104,737	104,737
Sprouts Farmers Market LLC Tranche B, term loan 4.5% 4/12/20 (h)	85,000	85,000
		365,923
Floating Rate Loans - continued
	Principal Amount (c)	Value
Food/Beverage/Tobacco - 0.1%
Arysta Lifescience Spc LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (h)	$ 85,000	$ 85,638
Tranche B 2LN, term loan 8.25% 11/30/20 (h)	75,000	75,469
		161,107
Gaming - 0.6%
Centaur Acquisition LLC Tranche 2LN, term loan 8.75% 2/20/20 (h)	70,000	70,613
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (h)	75,000	78,375
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.44% 1/28/18 (h)	1,085,808	962,352
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (h)	89,550	89,550
Station Casinos LLC Tranche B, term loan 5% 2/19/20 (h)	613,463	619,597
		1,820,487
Healthcare - 0.3%
Genesis HealthCare Corp. Tranche B, term loan 10.0021% 12/4/17 (h)	290,000	295,800
Ikaria Acquisition, Inc. Tranche B 1LN, term loan 7.25% 7/3/18 (h)	50,000	50,500
MModal, Inc. Tranche B, term loan 7.5% 8/17/19 (h)	215,752	211,437
Valeant Pharmaceuticals International Tranche E, term loan 4.5% 6/27/20 (h)	240,000	243,300
		801,037
Homebuilders/Real Estate - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (h)	136,479	136,479
Insurance - 0.2%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (h)	692,308	691,477
Leisure - 0.6%
Equinox Holdings, Inc. Tranche 2LN, term loan 9.75% 8/1/20 (h)	630,000	639,450
SeaWorld Parks & Entertainment, Inc. Tranche B 2LN, term loan 3% 5/13/20 (h)	1,194,929	1,190,507
		1,829,957
Metals/Mining - 0.3%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/31/20 (h)	289,275	282,766
Floating Rate Loans - continued
	Principal Amount (c)	Value
Metals/Mining - continued
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (h)	$ 34,825	$ 34,891
Tranche B 2LN, term loan 8.75% 1/25/21 (h)	20,000	20,200
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (h)	377,150	379,507
Murray Energy Corp. Tranche B, term loan 4.75% 5/17/19 (h)	205,000	206,794
Pact Group (USA), Inc. Tranche B, term loan 3.75% 5/29/20 (h)	60,000	59,700
		983,858
Paper - 0.1%
Caraustar Industries, Inc. Tranche B, term loan 7.5% 5/1/19 (h)	315,000	320,513
Publishing/Printing - 0.5%
Houghton Mifflin Harcourt Publishing Co. term loan 5.25% 5/22/18 (h)	19,750	19,701
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (h)	643,388	646,604
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 7/25/20 (h)	834,355	821,839
		1,488,144
Restaurants - 0.0%
NPC International, Inc. Tranche B, term loan 4.5% 12/28/18 (h)	83,442	83,859
Services - 0.2%
ARAMARK Corp. Tranche B, term loan 4% 8/22/19 (h)	665,000	674,144
Laureate Education, Inc. Tranche B, term loan 5.25% 6/16/18 (h)	94,658	94,776
SourceHOV LLC Tranche 2LN, term loan 8.75% 4/30/19 (h)	30,000	30,300
		799,220
Super Retail - 0.0%
Burlington Coat Factory Warehouse Corp. Tranche B 1LN, term loan 4.25% 2/23/17 (h)	50,000	50,438
Technology - 0.4%
Ancestry.com, Inc.:
Tranche B 2LN, term loan 4.25% 5/15/18 (h)	23,750	24,047
Tranche B, term loan 5.25% 12/28/18 (h)	630,277	638,155
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (h)	45,000	45,281
Floating Rate Loans - continued
	Principal Amount (c)	Value
Technology - continued
ION Trading Technologies Ltd. Tranche 2LN, term loan 8.25% 5/22/21 (h)	$ 15,000	$ 15,056
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/24/20 (h)	270,000	278,100
Tranche B 1LN, term loan 4.5% 10/30/19 (h)	149,250	150,369
		1,151,008
Telecommunications - 0.9%
Altice Financing SA Tranche B, term loan 3.5434% 6/24/19 (h)(i)	1,565,000	1,533,700
Crown Castle Operating Co. Tranche B, term loan 3.25% 1/31/19 (h)	147,755	147,755
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (h)	164,588	163,765
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/14/20 (h)	25,000	25,688
LTS Buyer LLC Tranche 2LN, term loan 8% 4/11/21 (h)	10,000	10,200
Vodafone Americas Finance 2, Inc. term loan 6.875% 8/11/15	1,117,538	1,117,538
		2,998,646
TOTAL FLOATING RATE LOANS (Cost $18,399,523)		18,566,527
Preferred Securities - 4.0%

Banks & Thrifts - 2.6%
ABN AMRO Bank N.V. Amsterdam BRH. 4.31% (f)(h)	300,000	380,811
AMBB Capital (L) Ltd. 6.77% (f)(h)	200,000	202,184
Bank of America Corp. 5.2% (f)(h)	770,000	702,824
Barclays Bank PLC:
4.75% (f)(h)	400,000	419,458
4.875% (f)(h)	400,000	453,743
BNP Paribas SA 5.019% (f)(h)	50,000	67,147
Caisse Nationale des Caisses d' Epargne et de Prevoyance:
4.75% (f)(h)	150,000	179,432
6.117% (f)(h)	300,000	409,484
CBA Capital Trust II 6.024% (Reg. S) (f)(h)	250,000	263,188
Credit Agricole SA 7.875% (f)(h)	400,000	603,527
Groupe BPCE SA 9% (f)(h)	600,000	870,559
Intesa Sanpaolo SpA:
8.047% (f)(h)	500,000	679,557
8.375% (f)(h)	500,000	726,462
Preferred Securities - continued
	Principal Amount (c)	Value
Banks & Thrifts - continued
JPMorgan Chase & Co. 5.15% (f)(h)	$ 790,000	$ 743,800
Lloyds TSB Bank PLC 2.7% (f)(h)	150,000	172,866
Natixis SA 6.307% (f)(h)	150,000	205,538
Royal Bank of Scotland Group PLC 7.0916% (f)(h)	100,000	123,483
Societe Generale:
4.196% (f)(h)	473,000	623,700
6.999% (f)(h)	200,000	292,029
UniCredit International Bank Luxembourg SA 8.125% (f)(h)	100,000	137,217
		8,257,009
Consumer Products - 0.1%
Cosan Overseas Ltd. 8.25% (f)	300,000	310,796
Diversified Financial Services - 0.8%
Citigroup, Inc.:
5.35% (f)(h)	2,385,000	2,208,644
5.95% (f)(h)	395,000	383,278
		2,591,922
Food/Beverage/Tobacco - 0.1%
Suedzucker International Finance BV 5.25% (f)(h)	150,000	208,881
Insurance - 0.1%
Aviva PLC 5.7% (f)(h)	200,000	281,215
Super Retail - 0.0%
Li & Fung Ltd. 6% (Reg. S) (f)(h)	200,000	203,225
Telecommunications - 0.3%
Globo Comunicacoes e Participacoes SA 6.25% (d)(e)(f)	500,000	527,269
Koninklijke KPN NV 6.125% (Reg S.) (f)(h)	150,000	211,706
		738,975
TOTAL PREFERRED SECURITIES (Cost $11,691,546)		12,592,023
Money Market Funds - 4.9%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (a) (Cost $15,774,817)	15,774,817	$ 15,774,817
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $315,131,759)		319,865,594
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(483,255)
NET ASSETS - 100%		$ 319,382,339
Currency Abbreviations
EUR	-	European Monetary Unit
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $96,338,370 or 30.2% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $405,552 and $397,441, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,682
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 249,700	$ 249,700	$ -	$ -
Financials	2,676,168	1,983,120	693,048	-
Materials	687,100	687,100	-	-
Telecommunication Services	126,745	-	-	126,745
Corporate Bonds	266,928,058	-	266,223,058	705,000
Government Obligations	2,264,456	-	2,264,456	-
Floating Rate Loans	18,566,527	-	17,343,992	1,222,535
Preferred Securities	12,592,023	-	12,592,023	-
Money Market Funds	15,774,817	15,774,817	-	-
Total Investments in Securities:	$ 319,865,594	$ 18,694,737	$ 299,116,577	$ 2,054,280
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $314,354,463. Net unrealized appreciation aggregated $5,511,131, of which $11,816,517 related to appreciated investment securities and $6,305,386 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Global High Income Fund

July 31, 2013

1.926256.102

GHI-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 83.6%
		Principal Amount (c)	Value
Convertible Bonds - 0.1%
Energy - 0.0%
Chesapeake Energy Corp. 2.75% 11/15/35		$ 50,000	$ 50,594
Metals/Mining - 0.1%
Massey Energy Co. 3.25% 8/1/15		230,000	214,331
Services - 0.0%
Abengoa SA 4.5% 2/3/17	EUR	50,000	60,531
TOTAL CONVERTIBLE BONDS			325,456
Nonconvertible Bonds - 83.5%
Aerospace - 0.4%
Bombardier, Inc. 4.25% 1/15/16 (e)		660,000	684,750
GenCorp, Inc. 7.125% 3/15/21 (e)		55,000	58,025
TransDigm, Inc. 7.5% 7/15/21 (e)		635,000	673,100
			1,415,875
Air Transportation - 0.4%
American Airlines, Inc. pass-thru certificates:
Series 2013-1A Class A, 4% 1/15/27 (e)		200,000	191,000
Series 2013-1B Class B, 5.625% 1/15/21 (e)		200,000	197,500
BW Group Ltd. 6.625% 6/28/17 (Reg. S)		200,000	203,250
Continental Airlines, Inc. 6.125% 4/29/18 (e)		55,000	55,825
U.S. Airways Group, Inc. 6.125% 6/1/18		470,000	450,025
United Continental Holdings, Inc. 6.375% 6/1/18		45,000	45,450
			1,143,050
Automotive - 3.5%
Affinia Group, Inc. 7.75% 5/1/21 (e)		50,000	51,500
Banque PSA Finance:
4% 6/24/15 (Reg. S)	EUR	100,000	102,268
4.25% 2/25/16	EUR	100,000	103,214
8.375% 7/15/14	EUR	190,000	265,658
Chassix, Inc. 9.25% 8/1/18 (e)		90,000	93,825
Conti-Gummi Finance BV 6.5% 1/15/16 (Reg. S)	EUR	200,000	277,378
Continental Rubber of America Corp. 4.5% 9/15/19 (e)		150,000	152,511
Dana Holding Corp.:
5.375% 9/15/21		200,000	200,500
6% 9/15/23		200,000	200,500
Delphi Corp. 6.125% 5/15/21		550,000	600,875
Fiat Finance & Trade Ltd. SA:
6.625% 3/15/18 (Reg. S)	EUR	100,000	137,891
7.625% 9/15/14	EUR	50,000	70,176
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Automotive - continued
Fiat Finance & Trade Ltd. SA: - continued
7.75% 10/17/16	EUR	650,000	942,639
Fiat Industrial Finance Europe SA:
5.25% 3/11/15	EUR	520,000	724,642
6.25% 3/9/18	EUR	100,000	147,097
Ford Motor Co. 6.625% 10/1/28		5,000	5,604
Ford Motor Credit Co. LLC 3.875% 1/15/15		1,000,000	1,031,784
General Motors Acceptance Corp. 8% 11/1/31		400,000	478,000
General Motors Financial Co., Inc.:
3.25% 5/15/18 (e)		145,000	141,738
4.25% 5/15/23 (e)		125,000	120,000
4.75% 8/15/17 (e)		1,095,000	1,148,381
6.75% 6/1/18		2,340,000	2,609,100
Gestamp Funding SA 5.875% 5/31/20 (Reg. S)	EUR	100,000	131,039
LKQ Corp. 4.75% 5/15/23 (e)		55,000	52,731
Penske Automotive Group, Inc. 5.75% 10/1/22		225,000	231,750
Peugeot Citroen SA 7.375% 3/6/18	EUR	100,000	141,017
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (Reg. S)		200,000	201,000
Schaeffler Finance BV:
4.75% 5/15/21 (e)		240,000	232,800
8.75% 2/15/19 (Reg. S)	EUR	400,000	604,644
Schaeffler Holding Finance BV:
6.875% 8/15/18 (Reg. S) (h)	EUR	100,000	135,696
6.875% 8/15/18 pay-in-kind (e)(h)		225,000	229,500
Tenedora Nemak SA de CV 5.5% 2/28/23 (e)		425,000	419,688
			11,985,146
Banks & Thrifts - 6.3%
Alfa Bond Issuance PLC 7.875% 9/25/17 (Reg. S)		200,000	219,650
Ally Financial, Inc.:
2.9462% 7/18/16 (h)		925,000	931,811
3.5% 7/18/16		2,075,000	2,090,565
4.5% 2/11/14		230,000	232,760
4.625% 6/26/15		305,000	314,957
5.5% 2/15/17		600,000	634,335
7.5% 9/15/20		2,065,000	2,397,981
8% 3/15/20		185,000	217,838
Banco Santander Mexico SA 4.125% 11/9/22 (e)		475,000	441,750
Bank of Ceylon 6.875% 5/3/17 (Reg. S)		400,000	409,000
Bank of Ireland:
10% 7/30/16	EUR	200,000	277,506
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Banks & Thrifts - continued
Bank of Ireland: - continued
10% 12/19/22	EUR	200,000	290,825
Bayerische Landesbank Girozentrale 4.5% 2/7/19 (h)	EUR	450,000	519,276
BBVA Bancomer SA 7.25% 4/22/20 (e)		375,000	410,625
BBVA Paraguay SA 9.75% 2/11/16 (e)		250,000	269,063
Caja Madrid SA 4.125% 3/24/36	EUR	150,000	150,495
Canara Bank 6.365% 11/28/21 (h)		100,000	98,500
CBOM Finance PLC 8.25% 8/5/14		300,000	310,200
Commerzbank AG 7.75% 3/16/21	EUR	400,000	554,756
FBN Finance Co. BV 8.25% 8/7/20 (e)(h)		200,000	197,998
Finansbank A/S 5.5% 5/11/16 (Reg. S)		300,000	300,000
Fortis Banque SA 4.625% (Reg. S) (f)(h)	EUR	300,000	396,112
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (e)		400,000	427,000
GMAC LLC:
6.75% 12/1/14		1,150,000	1,216,125
8% 12/31/18		30,000	34,575
8% 11/1/31		1,765,000	2,135,650
HBOS PLC 4.5% 3/18/30 (h)	EUR	300,000	354,605
ICICI Bank Ltd. 6.375% 4/30/22 (Reg. S) (h)		700,000	684,250
Itau Unibanco Holding SA 6.2% 12/21/21 (e)		200,000	201,500
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		200,000	200,000
LBG Capital No. 1 PLC 6.439% 5/23/20	EUR	400,000	536,131
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	250,000	361,869
RBS Capital Trust C 4.243% (f)(h)	EUR	200,000	191,570
Royal Bank of Scotland Group PLC 6.1% 6/10/23		300,000	287,936
SBB Capital Corp. 6.62% (f)(h)		300,000	301,597
State Bank of India 6.439% (f)(h)		500,000	472,712
Trade & Development Bank of Mongolia LLC 8.5% 9/20/15		200,000	187,017
Turkiye Halk Bankasi A/S 3.875% 2/5/20 (e)		225,000	196,875
UT2 Funding PLC 5.321% 6/30/16 (b)	EUR	50,000	63,358
Woori Bank 6.208% 5/2/67 (Reg. S) (h)		400,000	420,000
			19,938,773
Broadcasting - 1.3%
AMC Networks, Inc.:
4.75% 12/15/22		100,000	97,000
7.75% 7/15/21		5,000	5,600
Central European Media Enterprises Ltd. 11.625% 9/15/16 (Reg. S)	EUR	300,000	419,060
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Broadcasting - continued
Clear Channel Communications, Inc.:
4.9% 5/15/15		$ 1,470,000	$ 1,389,150
5.5% 9/15/14		500,000	492,500
EN Germany Holdings BV 10.75% 11/15/15 (Reg. S)	EUR	253,000	316,384
Myriad International Holding BV 6% 7/18/20 (e)		200,000	206,000
Ottawa Holdings Pte Ltd. 5.875% 5/16/18 (Reg. S)		200,000	162,000
Polish Television Holding BV 11.25% 5/15/17 (d)	EUR	110,000	151,826
Sirius XM Radio, Inc.:
4.25% 5/15/20 (e)		455,000	423,150
5.75% 8/1/21 (e)		655,000	655,000
			4,317,670
Building Materials - 1.9%
Alam Synergy Pte. Ltd. 6.95% 3/27/20 (Reg. S)		200,000	191,000
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (e)		70,000	69,825
Associated Materials LLC 9.125% 11/1/17		65,000	70,119
BC Mountain LLC/BC Mountain Finance, Inc. 7% 2/1/21 (e)		60,000	62,400
CEMEX Finance LLC:
9.375% 10/12/22 (e)		400,000	447,000
9.625% 12/14/17 (Reg. S)	EUR	260,000	367,509
CEMEX SA de CV:
5.2756% 9/30/15 (e)(h)		345,000	355,350
5.875% 3/25/19 (e)		200,000	199,000
China Liansu Group Holdings Ltd. 7.875% 5/13/16 (Reg. S)		200,000	205,000
China Shanshui Cement Group Ltd.:
8.5% 5/25/16 (Reg. S)		200,000	198,000
10.5% 4/27/17 (Reg. S)		200,000	208,000
HD Supply, Inc.:
8.125% 4/15/19		330,000	369,600
10.5% 1/15/21		120,000	123,600
HeidelbergCement Finance AG 8.5% 10/31/19	EUR	300,000	503,870
HeidelbergCement Finance BV 9.5% 12/15/18 (Reg. S)	EUR	100,000	171,615
Interline Brands, Inc. 10% 11/15/18 pay-in-kind		40,000	43,200
Lafarge SA 5.375% 6/26/17	EUR	650,000	925,258
MCC Holding Hong Kong Corp. Ltd. 4.875% 7/29/16 (Reg. S)		200,000	200,155
Nortek, Inc. 8.5% 4/15/21 (e)		120,000	128,700
Ply Gem Industries, Inc. 8.25% 2/15/18		379,000	408,373
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Building Materials - continued
USG Corp.:
6.3% 11/15/16		$ 20,000	$ 20,700
7.875% 3/30/20 (e)		105,000	116,288
9.75% 1/15/18		135,000	156,094
West China Cement Ltd. 7.5% 1/25/16		200,000	193,500
			5,734,156
Cable TV - 3.8%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		1,095,000	1,001,925
5.25% 3/15/21 (e)		260,000	249,600
5.75% 9/1/23 (e)		180,000	169,200
5.75% 1/15/24		1,860,000	1,739,100
6.625% 1/31/22		240,000	245,400
7.375% 6/1/20		95,000	102,363
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (e)		45,000	46,463
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (e)		685,000	657,600
CET 21 spol. s r.o. 9% 11/1/17 (Reg. S)	EUR	200,000	290,016
Cogeco Cable, Inc. 4.875% 5/1/20 (e)		115,000	113,563
Cyfrowy Polsat Finance AB 7.125% 5/20/18 (Reg. S)	EUR	100,000	143,013
DISH DBS Corp.:
5% 3/15/23		1,765,000	1,654,688
5.875% 7/15/22		325,000	324,188
EchoStar Communications Corp. 7% 10/1/13		1,000,000	1,008,000
Lynx I Corp. 5.375% 4/15/21 (e)		200,000	202,500
Lynx II Corp. 6.375% 4/15/23 (e)		200,000	205,250
Midcontinent Communications & Midcontinent Finance Corp. 6.25% 8/1/21 (e)		185,000	187,313
Nara Cable Funding Ltd. 8.875% 12/1/18 (Reg. S)	EUR	300,000	416,566
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.125% 1/21/23 (Reg. S)	EUR	250,000	320,614
5.5% 9/15/22 (Reg. S)	EUR	400,000	525,967
5.5% 1/15/23 (e)		200,000	195,500
7.5% 3/15/19 (Reg. S)	EUR	400,000	575,132
8.125% 12/1/17 (Reg. S)	EUR	123,557	173,830
9.5% 3/15/21 (Reg. S)	EUR	200,000	301,324
UPCB Finance III Ltd. 6.625% 7/1/20 (e)		270,000	288,900
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Cable TV - continued
UPCB Finance V Ltd. 7.25% 11/15/21 (e)		$ 150,000	$ 161,625
UPCB Finance VI Ltd. 6.875% 1/15/22 (e)		150,000	159,000
Ziggo Bond Co. BV 8% 5/15/18 (Reg. S)	EUR	300,000	427,042
			11,885,682
Capital Goods - 0.8%
Harbinger Group, Inc. 7.875% 7/15/19 (e)		1,315,000	1,361,025
Kion Finance SA 7.875% 4/15/18 (Reg. S)	EUR	100,000	143,013
Norcell Sweden Holding 2 AB 10.75% 9/29/19 (Reg. S)	EUR	100,000	143,143
Sparkle Assets Ltd. 6.875% 1/30/20 (Reg. S)		200,000	183,180
Wendel SA:
4.375% 8/9/17	EUR	250,000	347,754
5.875% 9/17/19	EUR	200,000	290,016
Zoomlion HK SPV Co. Ltd.:
6.125% 12/20/22 (Reg. S)		400,000	346,920
6.875% 4/5/17 (Reg. S)		200,000	194,986
			3,010,037
Chemicals - 1.5%
Brenntag Finance BV 5.5% 7/19/18 (Reg. S)	EUR	150,000	224,523
Chemtura Corp. 5.75% 7/15/21		115,000	114,425
Eagle Spinco, Inc. 4.625% 2/15/21 (e)		110,000	105,600
Hexion U.S. Finance Corp. 6.625% 4/15/20 (e)		475,000	485,688
INEOS Group Holdings PLC 7.875% 2/15/16	EUR	377,248	506,890
Kerling PLC 10.625% 2/1/17 (Reg. S)	EUR	100,000	141,350
Kinove German Bondco GmbH 9.625% 6/15/18 (e)		327,000	362,970
LSB Industries, Inc. 7.75% 8/1/19 (e)		85,000	85,000
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20		415,000	441,975
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (e)(h)		200,000	203,500
PolyOne Corp. 5.25% 3/15/23 (e)		250,000	245,000
Rockwood Specialties Group, Inc. 4.625% 10/15/20		300,000	304,500
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (e)		1,270,000	1,260,475
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (e)		150,000	155,438
			4,637,334
Consumer Products - 0.3%
Alphabet Holding Co., Inc. 7.75% 11/1/17 pay-in-kind		190,000	196,175
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Consumer Products - continued
Associated Materials LLC/AMH New Finance, Inc. 9.125% 11/1/17 (e)		$ 285,000	$ 307,444
First Quality Finance Co., Inc. 4.625% 5/15/21 (e)		60,000	57,150
Prestige Brands, Inc. 8.125% 2/1/20		25,000	27,563
Revlon Consumer Products Corp. 5.75% 2/15/21 (e)		200,000	201,750
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (e)		45,000	47,813
6.625% 11/15/22 (e)		55,000	58,850
			896,745
Containers - 3.6%
ARD Finance SA:
11.125% 6/1/18 pay-in-kind	EUR	441,335	620,460
11.125% 6/1/18 pay-in-kind (e)		249,296	264,617
Ardagh Glass Finance PLC 7.125% 6/15/17 (Reg. S)	EUR	350,000	469,189
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (e)		700,000	745,500
7.375% 10/15/17 (Reg. S)	EUR	100,000	141,682
9.125% 10/15/20 (e)		1,215,000	1,318,275
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.875% 11/15/22 (e)		200,000	194,500
7% 11/15/20 (e)		200,000	197,000
7.375% 10/15/17 (e)		200,000	212,750
7.375% 10/15/17 (Reg. S)	EUR	100,000	141,682
9.125% 10/15/20 (e)		460,000	496,800
Ball Corp. 4% 11/15/23		585,000	535,275
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (e)		75,000	74,916
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (e)		65,000	67,925
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (e)		1,455,000	1,356,788
Graphic Packaging International, Inc. 4.75% 4/15/21		70,000	67,725
OI European Group BV:
4.875% 3/31/21 (Reg. S)	EUR	150,000	206,537
6.75% 9/15/20 (Reg. S)	EUR	200,000	303,985
Rexam PLC 6.75% 6/29/67 (h)	EUR	325,000	451,820
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,050,000	2,085,875
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA: - continued
6.875% 2/15/21		$ 500,000	$ 531,875
7.875% 8/15/19		250,000	275,000
8.25% 2/15/21		250,000	254,375
Sealed Air Corp. 6.5% 12/1/20 (e)		145,000	156,600
Tekni-Plex, Inc. 9.75% 6/1/19 (e)		98,000	109,270
			11,280,421
Diversified Financial Services - 7.2%
Beverage Packaging Holdings (Luxembourg) SA 8% 12/15/16 (Reg. S)	EUR	200,000	266,070
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	249,241	149,164
Boparan Holdings Ltd. 9.75% 4/30/18 (Reg. S)	EUR	300,000	440,113
CIT Group, Inc.:
4.25% 8/15/17		340,000	347,650
4.75% 2/15/15 (e)		1,095,000	1,130,588
5% 8/15/22		270,000	267,638
5% 8/1/23		1,480,000	1,451,016
5.25% 3/15/18		365,000	387,813
5.375% 5/15/20		330,000	344,850
5.5% 2/15/19 (e)		575,000	603,031
Citigroup, Inc. 5.9% (f)(h)		770,000	743,050
Eileme 2 AB 11.75% 1/31/20 (Reg. S)	EUR	200,000	311,302
GTB Finance BV 7.5% 5/19/16 (Reg. S)		350,000	366,625
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18		850,000	897,813
International Lease Finance Corp.:
4.625% 4/15/21		1,030,000	987,513
4.875% 4/1/15		180,000	185,400
5.625% 9/20/13		766,000	767,915
5.75% 5/15/16		120,000	126,450
5.875% 8/15/22		975,000	992,063
6.25% 5/15/19		640,000	675,200
8.25% 12/15/20		1,640,000	1,898,300
8.625% 1/15/22		2,505,000	2,974,688
International Personal Finance PLC 11.5% 8/6/15	EUR	360,000	548,370
Numericable Finance & Co. SCA 12.375% 2/15/19 (Reg. S)	EUR	400,000	630,586
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
SLM Corp.:
3.875% 9/10/15		$ 1,045,000	$ 1,064,594
5.5% 1/25/23		1,250,000	1,169,201
8% 3/25/20		190,000	211,850
8.45% 6/15/18		415,000	477,300
Studio City Finance Ltd. 8.5% 12/1/20 (Reg. S)		750,000	791,250
Thomas Cook Finance PLC 7.75% 6/15/20 (REg.S)	EUR	250,000	337,876
UPCB Finance Ltd.:
6.375% 7/1/20 (Reg. S)	EUR	500,000	705,152
7.625% 1/15/20 (Reg. S)	EUR	250,000	358,363
Verisure Holding AB 8.75% 9/1/18 (Reg. S)	EUR	300,000	436,022
			23,044,816
Diversified Media - 1.2%
Block Communications, Inc. 7.25% 2/1/20 (e)		660,000	696,300
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22		100,000	103,500
6.5% 11/15/22		275,000	287,375
7.625% 3/15/20		65,000	67,925
7.625% 3/15/20		465,000	490,575
Lamar Media Corp. 5.875% 2/1/22		55,000	56,650
National CineMedia LLC:
6% 4/15/22		300,000	313,500
7.875% 7/15/21		35,000	38,150
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20 (e)		1,855,000	1,822,538
WMG Acquisition Corp. 6% 1/15/21 (e)		59,000	61,655
			3,938,168
Electric Utilities - 5.4%
Atlantic Power Corp. 9% 11/15/18		945,000	935,550
Calpine Corp. 7.875% 1/15/23 (e)		629,000	682,465
China Resources Power East Foundation Co. Ltd. 7.25% (f)(h)		300,000	304,429
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (e)		200,000	200,000
Duquesne Light Holdings, Inc. 5.9% 12/1/21 (e)		37,000	41,704
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20		390,000	422,175
10% 12/1/20 (e)		2,290,000	2,473,200
12.25% 12/1/18 pay-in-kind (e)		450,000	378,938
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.: - continued
12.25% 3/1/22 (e)		$ 2,120,000	$ 2,358,500
GenOn Energy, Inc.:
9.5% 10/15/18		55,000	62,975
9.875% 10/15/20		385,000	433,125
InterGen NV 7% 6/30/23 (e)		450,000	448,875
Listrindo Capital BV:
6.95% 2/21/19 (e)		200,000	209,500
6.95% 2/21/19 (Reg. S)		400,000	422,000
Majapahit Holding BV:
7.75% 1/20/20 (Reg. S)		200,000	223,000
8% 8/7/19 (Reg. S)		100,000	113,500
Mirant Americas Generation LLC 9.125% 5/1/31		185,000	199,800
NRG Energy, Inc. 6.625% 3/15/23		405,000	415,125
NSG Holdings II, LLC 7.75% 12/15/25 (e)		375,000	395,625
NV Energy, Inc. 6.25% 11/15/20		1,000,000	1,175,743
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		200,000	199,167
8.375% 12/10/18		100,000	118,330
PT Perusahaan Listrik Negara:
5.25% 10/24/42 (Reg. S)		200,000	157,000
5.5% 11/22/21 (Reg. S)		200,000	198,000
Puget Energy, Inc.:
5.625% 7/15/22		120,000	129,330
6% 9/1/21		1,045,000	1,154,298
Star Energy Geothermal Wayang Windu Ltd. 6.125% 3/27/20		200,000	193,000
Techem Energy Metering Service GmbH & Co. KG 7.875% 10/1/20 (Reg. S)	EUR	100,000	145,008
Techem GmbH 6.125% 10/1/19 (Reg. S)	EUR	300,000	431,033
The AES Corp.:
4.875% 5/15/23		520,000	494,000
7.375% 7/1/21		35,000	39,550
8% 10/15/17		23,000	26,680
TXU Corp.:
5.55% 11/15/14		1,361,000	843,820
6.5% 11/15/24		475,000	266,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
TXU Corp.: - continued
6.55% 11/15/34		$ 1,000,000	$ 560,000
Viridian Group FundCo II 11.125% 4/1/17 (Reg. S)	EUR	181,000	254,639
			17,106,084
Energy - 7.2%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		230,000	218,500
Afren PLC 10.25% 4/8/19 (e)		275,000	315,563
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20		85,000	90,313
7% 5/20/22		180,000	191,700
Antero Resources Finance Corp. 6% 12/1/20		585,000	587,925
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 5.875% 8/1/23 (e)		205,000	195,775
Basic Energy Services, Inc.:
7.75% 2/15/19		90,000	90,900
7.75% 10/15/22		207,000	205,448
Chesapeake Energy Corp.:
5.375% 6/15/21		250,000	249,375
5.75% 3/15/23		250,000	251,875
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		500,000	515,000
6.125% 7/15/22		170,000	178,075
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (d)		65,000	65,650
China Oil & Gas Group Ltd. 5.25% 4/25/18 (Reg. S)		200,000	199,000
Clayton Williams Energy, Inc. 7.75% 4/1/19		390,000	398,775
Concho Resources, Inc. 5.5% 4/1/23		240,000	239,400
Continental Resources, Inc. 8.25% 10/1/19		300,000	328,500
Crestwood Midstream Partners LP/Finance Corp. 7.75% 4/1/19		150,000	156,750
Denbury Resources, Inc. 4.625% 7/15/23		810,000	741,150
DTEK Finance BV 9.5% 4/28/15 (e)		100,000	102,950
Edgen Murray Corp. 8.75% 11/1/20 (e)		150,000	150,000
Energy Transfer Equity LP 7.5% 10/15/20		30,000	33,788
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		110,000	121,000
EPE Holdings LLC/EP Energy Bond Co., Inc. 8.875% 12/15/17 pay-in-kind (e)(h)		203,364	206,242
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Energy - continued
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19		$ 180,000	$ 192,600
9.375% 5/1/20		565,000	641,275
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625% 6/15/20		730,000	759,200
Forest Oil Corp.:
7.25% 6/15/19		215,000	212,313
7.5% 9/15/20 (e)		130,000	126,425
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		95,000	93,813
Gibson Energy, Inc. 6.75% 7/15/21 (e)		640,000	649,600
Gulfmark Offshore, Inc. 6.375% 3/15/22		340,000	347,650
Halcon Resources Corp. 8.875% 5/15/21		135,000	136,350
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (e)		80,000	84,000
Indo Energy Finance II BV 6.375% 1/24/23		200,000	169,000
Indo Integrated Energy II BV 9.75% 11/5/16 (Reg. S)		200,000	209,360
KazMunaiGaz Finance Sub BV 7% 5/5/20 (e)		100,000	113,000
Kodiak Oil & Gas Corp.:
5.5% 1/15/21 (e)		80,000	80,600
5.5% 2/1/22 (e)		175,000	174,563
8.125% 12/1/19		285,000	312,788
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (e)		435,000	408,900
6.5% 5/15/19		335,000	325,788
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
4.5% 7/15/23		660,000	620,400
6.25% 6/15/22		68,000	72,760
MIE Holdings Corp. 9.75% 5/12/16		400,000	413,000
Offshore Group Investment Ltd.:
7.125% 4/1/23 (e)		530,000	531,325
7.5% 11/1/19		1,510,000	1,585,500
Oil States International, Inc. 6.5% 6/1/19		30,000	32,100
Pacific Drilling SA 5.375% 6/1/20 (e)		260,000	254,800
Pacific Drilling V Ltd. 7.25% 12/1/17 (e)		380,000	402,800
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		475,000	517,750
Pan American Energy LLC 7.875% 5/7/21 (e)		500,000	495,000
Petrohawk Energy Corp. 6.25% 6/1/19		500,000	550,000
Petroleos de Venezuela SA 4.9% 10/28/14		920,000	867,100
Petroleos Mexicanos 6.625% (e)(f)		450,000	461,250
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Energy - continued
Plains Exploration & Production Co. 6.75% 2/1/22		$ 185,000	$ 198,070
Precision Drilling Corp. 6.5% 12/15/21		10,000	10,550
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20		135,000	138,881
Range Resources Corp. 5.75% 6/1/21		250,000	264,375
Regency Energy Partners LP/Regency Energy Finance Corp. 5.5% 4/15/23		195,000	196,950
Rosetta Resources, Inc. 5.625% 5/1/21		225,000	225,000
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (e)		960,000	946,800
5.625% 4/15/23 (e)		400,000	390,000
SemGroup Corp. 7.5% 6/15/21 (e)		205,000	207,563
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
7.375% 8/1/21		287,000	308,525
7.5% 10/1/18		245,000	264,600
Summit Midstream Holdings LLC 7.5% 7/1/21 (e)		100,000	102,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22		60,000	63,600
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (e)		35,000	35,350
Transportadora de Gas del Sur SA 7.875% 5/14/17 (e)		250,000	220,000
Unit Corp. 6.625% 5/15/21		650,000	676,000
Western Refining, Inc. 6.25% 4/1/21		105,000	103,425
WPX Energy, Inc.:
5.25% 1/15/17		55,000	58,163
6% 1/15/22		85,000	86,488
Yingde Gases Investment Ltd. 8.125% 4/22/18 (Reg. S)		200,000	204,000
Zhaikmunai International BV 7.125% 11/13/19 (e)		475,000	494,000
			22,869,004
Entertainment/Film - 0.5%
Cinemark U.S.A., Inc.:
4.875% 6/1/23 (e)		265,000	250,425
5.125% 12/15/22		50,000	48,188
7.375% 6/15/21		15,000	16,350
Lions Gate Entertainment Corp. 5.25% 8/1/18 (e)		705,000	705,000
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (e)		170,000	172,338
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Entertainment/Film - continued
Regal Entertainment Group:
5.75% 6/15/23		$ 470,000	$ 457,663
5.75% 2/1/25		55,000	52,800
			1,702,764
Environmental - 0.3%
Clean Harbors, Inc.:
5.125% 6/1/21		100,000	102,000
5.25% 8/1/20		110,000	112,750
Covanta Holding Corp. 6.375% 10/1/22		103,000	105,974
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (e)		200,000	205,500
Tervita Corp.:
8% 11/15/18 (e)		190,000	196,888
9.75% 11/1/19 (e)		205,000	191,675
			914,787
Food & Drug Retail - 2.3%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (e)		135,000	148,163
ESAL GmbH 6.25% 2/5/23 (e)		2,545,000	2,335,038
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (e)		1,435,000	1,377,600
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (e)		80,000	82,000
Rite Aid Corp.:
6.75% 6/15/21 (e)		1,380,000	1,383,450
6.875% 12/15/28 (e)		295,000	278,038
7.7% 2/15/27		366,000	372,405
8% 8/15/20		750,000	840,938
9.25% 3/15/20		155,000	172,631
Sigma Alimentos SA de CV 6.875% 12/16/19 (e)		300,000	343,500
Tops Markets LLC 8.875% 12/15/17 (e)		95,000	104,738
			7,438,501
Food/Beverage/Tobacco - 0.5%
Agrokor d.d.:
9.125% 2/1/20 (Reg. S)	EUR	200,000	288,047
9.875% 5/1/19 (Reg. S)	EUR	100,000	146,671
Constellation Brands, Inc.:
3.75% 5/1/21		70,000	65,450
4.25% 5/1/23		110,000	103,675
Corporacion Lindley SA 6.75% 11/23/21 (e)		200,000	220,000
Gruma S.A.B. de CV 7.75% (Reg. S) (f)		445,000	446,113
Post Holdings, Inc. 7.375% 2/15/22		170,000	182,325
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
R&R Ice Cream PLC 9.25% 5/15/18 pay-in-kind (Reg. S) (h)	EUR	250,000	342,565
San Miguel Corp. 4.875% 4/26/23 (Reg. S)		200,000	169,000
			1,963,846
Gaming - 1.2%
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (e)		40,000	43,300
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20		295,000	274,719
Chester Downs & Marina LLC 9.25% 2/1/20 (e)		45,000	44,550
Gamenet SpA 7.25% 8/1/18 (Reg. S)	EUR	150,000	197,557
Graton Economic Development Authority 9.625% 9/1/19 (e)		135,000	151,538
MCE Finance Ltd.:
5% 2/15/21 (e)		230,000	219,650
5% 2/15/21 (Reg. S)		200,000	191,000
MGM Mirage, Inc.:
5.875% 2/27/14		300,000	307,155
6.625% 12/15/21		150,000	158,250
8.625% 2/1/19		315,000	365,006
Pinnacle Entertainment, Inc. 7.75% 4/1/22		50,000	52,375
Studio City Finance Ltd. 8.5% 12/1/20 (e)		1,160,000	1,223,800
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25% 5/30/23 (e)		480,000	445,200
			3,674,100
Healthcare - 5.3%
Alere, Inc. 6.5% 6/15/20 (e)		530,000	541,925
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		195,000	209,625
Cerba European Lab SAS 7% 2/1/20 (Reg. S)	EUR	100,000	133,368
DaVita, Inc.:
5.75% 8/15/22		155,000	157,131
6.625% 11/1/20		300,000	320,250
Emergency Medical Services Corp. 8.125% 6/1/19		45,000	48,825
FMC Finance VII SA 5.25% 2/15/21	EUR	50,000	72,338
Fresenius US Finance II, Inc. 8.75% 7/15/15 (Reg. S)	EUR	100,000	150,662
HCA Holdings, Inc.:
6.25% 2/15/21		195,000	202,313
7.75% 5/15/21		950,000	1,033,125
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Healthcare - continued
HCA, Inc.:
4.75% 5/1/23		$ 1,290,000	$ 1,244,850
5.875% 3/15/22		620,000	655,650
5.875% 5/1/23		340,000	343,400
6.5% 2/15/20		895,000	985,619
7.25% 9/15/20		1,000,000	1,093,750
7.5% 2/15/22		180,000	202,950
8.5% 4/15/19		1,000,000	1,082,500
HealthSouth Corp.:
5.75% 11/1/24		100,000	98,375
7.75% 9/15/22		270,000	291,600
IMS Health, Inc. 6% 11/1/20 (e)		95,000	98,088
Kindred Healthcare, Inc. 8.25% 6/1/19		15,000	15,788
Labco S.A.S. 8.5% 1/15/18 (Reg. S)	EUR	450,000	634,577
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (e)		375,000	307,500
Medi-Partenaires, SAS 7% 5/15/20 (Reg. S)	EUR	150,000	192,069
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		360,000	369,900
6.75% 10/15/22		250,000	271,250
7.5% 2/15/20		300,000	328,500
Radiation Therapy Services, Inc. 8.875% 1/15/17		80,000	74,600
Rottapharm Ltd. 6.125% 11/15/19 (Reg. S)	EUR	200,000	273,387
Rural/Metro Corp. 10.125% 7/15/19 (b)(e)		110,000	58,300
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		155,000	151,125
8.125% 11/1/18		71,000	76,325
Select Medical Corp. 6.375% 6/1/21 (e)		780,000	756,600
Sky Growth Acquisition Corp. 7.375% 10/15/20 (e)		60,000	62,400
Teleflex, Inc. 6.875% 6/1/19		40,000	42,400
Tenet Healthcare Corp.:
4.375% 10/1/21 (e)		1,125,000	1,035,000
4.5% 4/1/21 (e)		180,000	167,850
4.75% 6/1/20		135,000	129,600
6.25% 11/1/18		85,000	90,950
6.75% 2/1/20		145,000	144,275
9.25% 2/1/15		300,000	327,000
Valeant Pharmaceuticals International:
6.75% 8/15/21 (e)		40,000	41,400
7.25% 7/15/22 (e)		25,000	26,563
VPI Escrow Corp. 6.375% 10/15/20 (e)		190,000	196,175
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Healthcare - continued
VPII Escrow Corp.:
6.75% 8/15/18 (e)		$ 665,000	$ 701,575
7.5% 7/15/21 (e)		1,013,000	1,086,443
VWR Funding, Inc. 7.25% 9/15/17		340,000	355,300
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (b)(e)		30,000	17,400
			16,900,596
Homebuilders/Real Estate - 5.4%
Agile Property Holdings Ltd.:
8.875% 4/28/17 (Reg. S)		300,000	316,140
10% 11/14/16 (Reg. S)		400,000	424,000
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (e)		745,000	758,038
Beazer Homes USA, Inc. 7.25% 2/1/23 (e)		140,000	144,200
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (e)		85,000	89,038
CB Richard Ellis Services, Inc. 5% 3/15/23		350,000	336,000
Central China Real Estate Ltd.:
6.5% 6/4/18 (Reg.S)		200,000	186,620
8% 1/28/20		200,000	189,500
China SCE Property Holdings Ltd. 11.5% 11/14/17 (Reg. S)		200,000	210,873
China South City Holdings Ltd. 13.5% 1/14/16 (Reg. S)		200,000	210,875
CIFI Holdings Group Co. Ltd. 12.25% 4/15/18		200,000	210,361
Country Garden Holdings Co. Ltd.:
7.5% 1/10/23 (Reg. S)		300,000	281,250
11.25% 4/22/17 (Reg. S)		500,000	546,900
D.R. Horton, Inc. 5.75% 8/15/23		575,000	575,000
Evergrande Real Estate Group Ltd. 13% 1/27/15 (Reg. S)		800,000	848,000
Fantasia Holdings Group Co. Ltd. 13.75% 9/27/17		200,000	210,775
Franshion Development Ltd. 6.75% 4/15/21 (Reg S.)		200,000	205,500
Franshion Investment Ltd. 4.7% 10/26/17 (Reg. S)		200,000	197,809
Future Land Develpmnt Holding Ltd. 10.25% 1/31/18 (Reg. S)		200,000	178,750
Gemdale International Investment Ltd. 7.125% 11/16/17 (Reg. S)		400,000	409,435
Glorious Property Holdings Ltd. 13% 10/25/15		400,000	393,255
Greentown China Holdings Ltd. 8.5% 2/4/18 (Reg. S)		300,000	303,686
Hopson Development Holdings Ltd. 11.75% 1/21/16		400,000	408,830
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
Kaisa Group Holdings Ltd.:
8.875% 3/19/18 (Reg. S)		$ 400,000	$ 383,000
10.25% 1/8/20 (Reg. S)		200,000	190,679
12.875% 9/18/17		200,000	218,344
KWG Property Holding Ltd.:
8.625% 2/5/20 (Reg. S)		200,000	191,745
12.5% 8/18/17 (Reg. S)		400,000	441,000
Longfor Properties Co. Ltd.:
6.875% 10/18/19		600,000	597,679
9.5% 4/7/16 (Reg. S)		400,000	431,000
M.D.C. Holdings, Inc. 6% 1/15/43		935,000	841,378
Magnolia BC SA 9% 8/1/20 (Reg. S)	EUR	150,000	202,805
Odebrecht Finance Ltd. 7.5% (e)(f)		300,000	295,500
Powerlong Real Estate Holding Ltd. 13.75% 9/16/15 (Reg. S)		200,000	206,500
Realogy Corp. 9% 1/15/20 (e)		125,000	143,125
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (e)		430,000	430,000
Renhe Commercial Holdings Co. Ltd.:
11.75% 5/18/15 (Reg. S)		200,000	127,324
13% 3/10/16 (Reg. S)		100,000	57,000
Road King Infrastructure Finance Ltd. 9.875% 9/18/17		200,000	214,500
RPG Byty Sro 6.75% 5/1/20 (Reg. S)	EUR	500,000	636,905
Ryland Group, Inc. 5.375% 10/1/22		55,000	52,250
Shimao Property Holdings Ltd.:
6.625% 1/14/20 (Reg. S)		300,000	280,524
9.65% 8/3/17		300,000	325,358
11% 3/8/18		300,000	334,068
SOHO China Ltd.:
5.75% 11/7/17 (Reg. S)		200,000	197,449
7.125% 11/7/22 (Reg. S)		200,000	184,958
SPG Land (Holdings) Ltd. 13.5% 4/8/16		200,000	220,941
Sunac China Holdings Ltd.:
9.375% 4/5/18 (Reg. S)		200,000	198,417
12.5% 10/16/17 (Reg. S)		200,000	219,240
Theta Capital Pte Ltd.:
6.125% 11/14/20 (Reg. S)		200,000	192,995
7% 5/16/19		200,000	203,722
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23 (e)		90,000	90,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
William Lyon Homes, Inc. 8.5% 11/15/20		$ 100,000	$ 109,500
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (e)(g)		265,000	267,650
Yanlord Land Group Ltd. 9.5% 5/4/17 (Reg. S)		600,000	634,500
Yuzhou Properties Co.:
11.75% 10/25/17 (Reg. S)		200,000	215,807
13.5% 12/15/15 (Reg. S)		100,000	108,750
			17,079,448
Hotels - 0.1%
Choice Hotels International, Inc. 5.75% 7/1/22		45,000	47,250
Host Hotels & Resorts LP:
4.75% 3/1/23		160,000	161,282
6% 10/1/21		60,000	65,583
			274,115
Insurance - 0.3%
Assicurazioni Generali SpA 10.125% 7/10/42 (h)	EUR	200,000	326,707
MAPFRE SA:
5.125% 11/16/15	EUR	200,000	281,044
5.921% 7/24/37 (h)	EUR	150,000	184,586
			792,337
Leisure - 0.4%
Lottomatica SpA 8.25% 3/31/66 (Reg. S) (h)	EUR	400,000	562,844
Royal Caribbean Cruises Ltd. 5.25% 11/15/22		85,000	85,638
Speedway Motorsports, Inc. 6.75% 2/1/19		660,000	696,300
Spencer Spirit Holdings, Inc. 9% 5/1/18 pay-in-kind (e)(h)		110,000	107,250
			1,452,032
Metals/Mining - 2.0%
Alpha Natural Resources, Inc.:
6% 6/1/19		195,000	167,213
6.25% 6/1/21		295,000	246,325
9.75% 4/15/18		210,000	216,300
Alrosa Finance SA 7.75% 11/3/20 (e)		275,000	300,438
Berau Capital Resources Pte Ltd. 12.5% 7/8/15 (Reg. S)		200,000	209,500
Berau Coal Energy Tbk PT 7.25% 3/13/17 (Reg. S)		400,000	370,000
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (e)		50,000	51,500
Bumi Capital Pte. Ltd. 12% 11/10/16 (Reg. S)		100,000	60,000
Bumi Investment Pte Ltd. 10.75% 10/6/17 (Reg. S)		500,000	300,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (e)		$ 200,000	$ 200,000
6.875% 2/1/18 (e)		60,000	61,200
7% 11/1/15 (e)		225,000	230,063
8.25% 11/1/19 (e)		605,000	638,275
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (e)		225,000	180,000
Hidili Industry International Development Ltd. 8.625% 11/4/15 (Reg. S)		100,000	61,000
Indo Energy Finance BV 7% 5/7/18 (Reg. S)		400,000	392,000
Mongolian Mining Corp. 8.875% 3/29/17 (Reg. S)		400,000	246,000
New Gold, Inc.:
6.25% 11/15/22 (e)		80,000	76,000
7% 4/15/20 (e)		40,000	40,700
Polyus Gold International Ltd. 5.625% 4/29/20 (e)		200,000	193,500
Prince Mineral Holding Corp. 11.5% 12/15/19 (e)		55,000	59,194
PT Adaro Indonesia:
7.625% 10/22/19 (e)		450,000	466,313
7.625% 10/22/19 (Reg. S)		300,000	310,875
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (e)		200,000	202,500
Vedanta Resources PLC:
6.75% 6/7/16 (Reg. S)		200,000	208,240
8.25% 6/7/21 (Reg. S)		200,000	209,000
9.5% 7/18/18 (Reg. S)		500,000	561,250
Winsway Coking Coal Holding Ltd. 8.5% 4/8/16 (Reg. S)		200,000	76,000
			6,333,386
Paper - 0.4%
Fibria Overseas Finance Ltd. 7.5% 5/4/20 (e)		200,000	219,000
Smurfit Kappa Acquisitions 7.75% 11/15/19 (Reg. S)	EUR	120,000	174,342
Verso Paper Holdings LLC/Verso Paper, Inc.:
11.75% 1/15/19		545,000	561,350
11.75% 1/15/19		184,000	120,520
WEPA Hygieneprodukte GmbH 6.5% 5/15/20 (Reg. S)	EUR	100,000	139,354
			1,214,566
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Publishing/Printing - 0.1%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (e)		$ 225,000	$ 236,250
Sheridan Group, Inc. 12.5% 4/15/14		248,019	248,019
			484,269
Railroad - 0.2%
Refer-Rede Ferroviaria Nacional SA:
4% 3/16/15	EUR	200,000	250,108
4.25% 12/13/21	EUR	350,000	329,894
			580,002
Restaurants - 0.3%
Landry's Acquisition Co. 9.375% 5/1/20 (e)		105,000	113,663
Landry's Holdings II, Inc. 10.25% 1/1/18 (e)		125,000	132,188
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		500,000	573,750
			819,601
Services - 1.7%
Ahern Rentals, Inc. 9.5% 6/15/18 (e)		60,000	61,350
APX Group, Inc.:
6.375% 12/1/19 (e)		985,000	960,375
8.75% 12/1/20 (e)		980,000	980,000
ARAMARK Corp. 5.75% 3/15/20 (e)		255,000	265,200
Audatex North America, Inc. 6% 6/15/21 (e)		840,000	854,700
FTI Consulting, Inc. 6% 11/15/22		205,000	209,869
Hertz Corp.:
5.875% 10/15/20		150,000	158,250
6.25% 10/15/22		105,000	111,300
Iron Mountain, Inc. 5.75% 8/15/24		125,000	118,125
Laureate Education, Inc. 9.25% 9/1/19 (e)		930,000	1,009,050
NES Rentals Holdings, Inc. 7.875% 5/1/18 (e)		70,000	71,750
Road King Infrastructure Finance 2010 Ltd. 9.5% 9/21/15		100,000	104,626
SMCP S.A.S. 8.875% 6/15/20 (Reg. S)	EUR	350,000	472,607
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind (e)		155,000	165,656
9.625% 6/15/18 pay-in-kind		90,000	97,650
			5,640,508
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Shipping - 0.6%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		$ 25,000	$ 26,000
Navios Maritime Holdings, Inc. 8.125% 2/15/19		10,000	9,513
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (e)		110,000	122,650
Teekay Corp. 8.5% 1/15/20		1,150,000	1,250,625
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19		115,000	128,800
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (e)		160,000	163,200
Western Express, Inc. 12.5% 4/15/15 (e)		315,000	211,050
			1,911,838
Steel - 1.2%
China Oriental Group Co. Ltd. 8% 8/18/15 (Reg. S)		300,000	290,250
CITIC Pacific Ltd. 6.875% 1/21/18 (Reg. S)		1,000,000	1,014,174
EVRAZ Group SA 9.5% 4/24/18 (Reg. S)		200,000	214,760
Metinvest BV 10.25% 5/20/15 (e)		100,000	103,150
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17 (e)		520,000	540,800
11.25% 10/15/18 (e)		200,000	204,000
Severstal Columbus LLC 10.25% 2/15/18		975,000	1,033,500
Steel Dynamics, Inc. 6.375% 8/15/22 (e)		120,000	126,000
TMK Capital SA 7.75% 1/27/18		200,000	207,500
			3,734,134
Super Retail - 0.9%
Academy Ltd./Academy Finance Corp. 9.25% 8/1/19 (e)		20,000	22,400
Claire's Stores, Inc.:
7.75% 6/1/20 (e)		100,000	100,750
9% 3/15/19 (e)		1,075,000	1,210,719
CST Brands, Inc. 5% 5/1/23 (e)		65,000	64,188
Hengdeli Holdings Ltd. 6.25% 1/29/18 (Reg. S)		400,000	398,568
Hot Topic, Inc. 9.25% 6/15/21 (e)		145,000	150,800
Jo-Ann Stores, Inc. 9.75% 10/15/19 pay-in-kind (e)(h)		130,000	135,200
Limited Brands, Inc. 5.625% 2/15/22		250,000	259,063
Parkson Retail Group Ltd. 4.5% 5/3/18 (Reg. S)		400,000	384,000
Sally Holdings LLC 6.875% 11/15/19		35,000	38,325
Sonic Automotive, Inc.:
5% 5/15/23		40,000	38,600
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Super Retail - continued
Sonic Automotive, Inc.: - continued
7% 7/15/22		$ 105,000	$ 114,450
The Bon-Ton Department Stores, Inc. 8% 6/15/21 (e)		150,000	154,125
			3,071,188
Technology - 4.7%
Avaya, Inc.:
7% 4/1/19 (e)		685,000	631,913
9% 4/1/19 (e)		490,000	469,175
Brocade Communications Systems, Inc. 4.625% 1/15/23 (e)		135,000	126,900
Ceridian Corp.:
8.875% 7/15/19 (e)		135,000	152,888
11% 3/15/21 (e)		105,000	120,225
China Automation Group Ltd. 7.75% 4/20/16		200,000	194,076
Commscope Holding Co., Inc. 6.625% 6/1/20 pay-in-kind (e)(h)		115,000	114,425
Compiler Finance Sub, Inc. 7% 5/1/21 (e)		35,000	35,000
First Data Corp.:
6.75% 11/1/20 (e)		1,905,000	1,988,344
11.25% 1/15/21 (e)		535,000	553,725
11.75% 8/15/21 (e)		305,000	291,275
Flextronics International Ltd. 4.625% 2/15/20 (e)		810,000	805,950
Freescale Semiconductor, Inc. 9.25% 4/15/18 (e)		285,000	308,869
Global A&T Electronics Ltd.:
10% 2/1/19 (e)		200,000	208,000
10% 2/1/19 (Reg. S)		200,000	208,000
IAC/InterActiveCorp 4.75% 12/15/22		775,000	732,375
Lucent Technologies, Inc. 6.45% 3/15/29		1,000,000	790,000
MMI International Ltd. 8% 3/1/17 (Reg. S)		250,000	251,250
NXP BV/NXP Funding LLC:
5.75% 2/15/21 (e)		290,000	297,975
5.75% 3/15/23 (e)		200,000	202,000
Pacific Emerald Pte Ltd. 9.75% 7/25/18 (Reg. S)		200,000	186,740
Rolta LLC 10.75% 5/16/18 (Reg. S)		200,000	196,000
Sensata Technologies BV 4.875% 10/15/23 (e)		120,000	115,800
SoftBank Corp. 4.5% 4/15/20 (e)		90,000	87,075
STATS ChipPAC Ltd.:
4.5% 3/20/18 (e)		212,000	208,290
4.5% 3/20/18 (Reg. S)		200,000	196,500
5.375% 3/31/16 (Reg. S)		300,000	309,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Technology - continued
SunGard Data Systems, Inc. 6.625% 11/1/19		$ 295,000	$ 306,063
Trionista Holdco GmbH 5% 4/30/20 (Reg. S)	EUR	100,000	135,363
Trionista Topco GmbH 6.875% 4/30/21 (Reg. S)	EUR	100,000	136,361
VeriSign, Inc. 4.625% 5/1/23 (e)		1,905,000	1,828,800
Viasystems, Inc. 7.875% 5/1/19 (e)		295,000	315,650
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		1,450,000	1,595,000
13.375% 10/15/19		220,000	253,550
			14,352,557
Telecommunications - 10.1%
Altice Financing SA 7.875% 12/15/19 (e)		775,000	825,375
Altice Finco SA:
9% 6/15/23 (Reg. S)	EUR	100,000	134,365
9.875% 12/15/20 (e)		665,000	728,175
Bakrie Telecom Pte Ltd. 11.5% 5/7/15 (Reg. S)		200,000	70,000
Bharti Airtel International BV 5.125% 3/11/23 (Reg. S)		900,000	837,000
Bite Finance International BV 7.703% 2/15/18 (Reg. S) (h)	EUR	200,000	268,731
Broadview Networks Holdings, Inc. 10.5% 11/15/17		187,500	183,750
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (e)		700,000	957,250
Digicel Group Ltd.:
6% 4/15/21 (e)		525,000	514,500
7% 2/15/20 (e)		400,000	404,500
8.25% 9/1/17 (e)		300,000	312,750
8.25% 9/30/20 (e)		525,000	562,406
10.5% 4/15/18 (e)		400,000	432,500
DigitalGlobe, Inc. 5.25% 2/1/21 (e)		905,000	855,225
eAccess Ltd. 8.375% 4/1/18 (Reg. S)	EUR	200,000	293,542
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (e)		252,279	274,984
Eileme 2 AB 11.625% 1/31/20 (e)		220,000	257,400
Frontier Communications Corp. 8.5% 4/15/20		750,000	832,500
Hughes Satellite Systems Corp. 6.5% 6/15/19		715,000	759,688
Indosat Palapa Co. BV 7.375% 7/29/20 (e)		450,000	489,375
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (e)		590,000	603,275
7.25% 10/15/20		495,000	535,838
7.5% 4/1/21		1,270,000	1,382,713
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Intelsat Luxembourg SA:
7.75% 6/1/21 (e)		$ 640,000	$ 673,600
8.125% 6/1/23 (e)		910,000	978,250
Level 3 Communications, Inc. 8.875% 6/1/19		55,000	59,263
Level 3 Financing, Inc.:
7% 6/1/20		900,000	933,750
10% 2/1/18		200,000	216,000
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (e)		380,000	387,600
6.625% 4/1/23 (e)		580,000	591,600
Millicom International Cellular SA 4.75% 5/22/20 (e)		200,000	195,500
Mobile Challenger Intermediate Group SA 8.75% 3/15/19 (Reg. S)	EUR	100,000	131,705
MTS International Funding Ltd.:
5% 5/30/23 (e)		200,000	187,040
8.625% 6/22/20 (e)		250,000	295,625
NeuStar, Inc. 4.5% 1/15/23 (e)		1,795,000	1,678,325
NII Capital Corp. 7.625% 4/1/21		190,000	152,475
NII International Telecom S.C.A. 11.375% 8/15/19 (e)		215,000	235,963
Nokia Siemens Networks Finance AB 7.125% 4/15/20 (Reg. S)	EUR	100,000	136,693
OTE PLC:
4.625% 5/20/16	EUR	500,000	644,488
7.25% 2/12/15	EUR	50,000	68,347
Pacnet Ltd. 9.25% 11/9/15 (Reg. S)		200,000	202,000
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (e)		400,000	400,500
SBA Communications Corp. 5.625% 10/1/19		245,000	246,838
Sprint Capital Corp.:
6.875% 11/15/28		190,000	174,800
6.9% 5/1/19		815,000	861,863
8.75% 3/15/32		495,000	528,413
Sprint Nextel Corp.:
6% 11/15/22		3,125,000	3,007,766
9% 11/15/18 (e)		505,000	598,425
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		200,000	197,000
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (e)		200,000	208,250
Telemovil Finance Co. Ltd. 8% 10/1/17 (e)		200,000	214,000
Telenet Finance Luxembourg S.C.A.:
6.25% 8/15/22 (Reg. S)	EUR	100,000	137,026
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Telenet Finance Luxembourg S.C.A.: - continued
6.375% 11/15/20 (Reg. S)	EUR	200,000	279,906
6.75% 8/15/24 (Reg. S)	EUR	100,000	138,556
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		200,000	231,000
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (e)		225,000	239,625
Wind Acquisition Finance SA:
6.5% 4/30/20 (e)		1,000,000	1,020,000
7.25% 2/15/18 (e)		400,000	412,000
7.375% 2/15/18	EUR	550,000	757,302
7.375% 2/15/18 (Reg. S)	EUR	250,000	338,408
Wind Acquisition Holdings Finance SA:
12.25% 7/15/17 pay-in-kind (Reg. S) (h)	EUR	1,228,628	1,675,198
12.25% 7/15/17 pay-in-kind (e)(h)		392,662	402,304
Ziggo Finance BV 6.125% 11/15/17	EUR	50,000	69,012
			32,422,258
Textiles & Apparel - 0.2%
Albea Beauty Holdings SA 8.375% 11/1/19 (e)		230,000	234,025
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (e)(h)		135,000	139,388
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (e)		75,000	75,000
Texhong Textile Group Ltd. 6.5% 1/18/19 (Reg. S)		200,000	194,395
			642,808
TOTAL NONCONVERTIBLE BONDS			266,602,602
TOTAL CORPORATE BONDS (Cost $263,570,949)			266,928,058
Government Obligations - 0.7%

Congo - 0.0%
Congo Republic 3.5% 6/30/29 (d)		38	34
Government Obligations - continued
		Principal Amount (c)	Value
Germany - 0.7%
German Federal Republic 0.25% 3/14/14	EUR	1,700,000	2,264,422
TOTAL GOVERNMENT OBLIGATIONS (Cost $2,208,605)			2,264,456
Common Stocks - 0.3%
	Shares
Chemicals - 0.2%
LyondellBasell Industries NV Class A	10,000	687,100
Homebuilders/Real Estate - 0.0%
Realogy Holdings Corp.	1,400	62,944
Telecommunications - 0.1%
Broadview Networks Holdings, Inc.	12,187	126,745
TOTAL COMMON STOCKS (Cost $861,618)		876,789
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.1%
Automotive - 0.1%
General Motors Co. 4.75%	5,000	249,700
Nonconvertible Preferred Stocks - 0.8%
Banks & Thrifts - 0.4%
Ally Financial, Inc. 7.00% (e)	709	693,048
Goldman Sachs Group, Inc. Series J, 5.50%	20,382	483,461
U.S. Bancorp Series F, 6.50%	4,054	109,215
		1,285,724
Diversified Financial Services - 0.4%
GMAC Capital Trust I Series 2, 8.125%	50,000	1,327,500
TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,613,224
TOTAL PREFERRED STOCKS (Cost $2,624,701)		2,862,924
Floating Rate Loans - 5.8%
	Principal Amount (c)	Value
Automotive - 0.0%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/11/20 (h)	$ 30,000	$ 30,188
Tower Automotive Holdings USA LLC Tranche B, term loan 4.75% 4/23/20 (h)	64,838	65,203
		95,391
Broadcasting - 0.1%
Media Holdco, LP Tranche B, term loan 7.25% 7/23/18 (h)	104,475	104,997
NEP/NCP Holdco, Inc. Tranche 2LN, term loan 9.5% 7/22/20 (h)	5,714	5,857
Univision Communications, Inc. term loan 4.5% 3/1/20 (h)	281,957	283,366
		394,220
Building Materials - 0.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 3/27/20 (h)	60,000	60,000
Cable TV - 0.0%
Kabel Deutschland GmbH Tranche F, term loan 3.25% 2/1/19 (h)	40,000	39,950
Chemicals - 0.1%
Royal Adhesives & Sealants LLC:
Tranche 2LN, term loan 9.75% 1/26/19 (h)	235,000	237,350
Tranche B 1LN, term loan 5.5% 7/26/18 (h)	25,000	25,156
		262,506
Consumer Products - 0.0%
Spectrum Brands Holdings, Inc. Tranche B, term loan 4.5104% 11/1/19 (h)	17,417	17,591
Diversified Financial Services - 0.5%
AlixPartners LLP:
Tranche 2LN, term loan 9% 7/10/21 (h)	405,000	411,075
Tranche B2 1LN, term loan 5% 7/10/20 (h)	300,000	303,750
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/18 (h)	24,063	24,363
HarbourVest Partners LLC Tranche B, term loan 4.75% 11/21/17 (h)	64,140	64,461
National Financial Partners Corp. Tranche B, term loan 5.25% 7/1/20 (h)	425,000	429,781
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (h)	214,463	216,071
TransUnion LLC Tranche B, term loan 4.25% 2/10/19 (h)	44,769	45,216
		1,494,717
Floating Rate Loans - continued
	Principal Amount (c)	Value
Electric Utilities - 0.4%
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (h)	$ 52,308	$ 52,438
EquiPower Resources Holdings LLC Tranche C, term loan 4.5% 12/21/19 (h)	55,000	55,413
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (h)	165,000	166,040
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (h)	120,000	121,200
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7212% 10/10/17 (h)	1,000,000	701,250
USIC Holdings, Inc. Tranche B, term loan 4.75% 7/26/20 (h)	25,000	25,125
		1,121,466
Energy - 0.4%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (h)	635,000	650,875
Crestwood Holdings Partners LLC Tranche B, term loan 6.2305% 6/19/19 (h)	225,000	229,219
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (h)	85,000	84,894
GIM Channelview Cogeneration LLC Tranche B, term loan 4.25% 5/8/20 (h)	25,000	25,094
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (h)	92,213	92,674
MRC Global, Inc. Tranche B, term loan 6% 11/9/19 (h)	107,750	108,423
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (h)	50,000	50,313
Panda Sherman Power, LLC term loan 9% 9/14/18 (h)	65,000	66,138
Panda Temple Power, LLC term loan 7.25% 4/3/19 (h)	45,000	45,394
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (h)	45,000	45,509
		1,398,533
Food & Drug Retail - 0.1%
Rite Aid Corp.:
Tranche 1LN, term loan 4% 2/21/20 (h)	149,625	150,373
Tranche 2LN, term loan 5.75% 8/21/20 (h)	25,000	25,813
Smart & Final, Inc. Tranche B, term loan 4.5% 11/15/19 (h)	104,737	104,737
Sprouts Farmers Market LLC Tranche B, term loan 4.5% 4/12/20 (h)	85,000	85,000
		365,923
Floating Rate Loans - continued
	Principal Amount (c)	Value
Food/Beverage/Tobacco - 0.1%
Arysta Lifescience Spc LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (h)	$ 85,000	$ 85,638
Tranche B 2LN, term loan 8.25% 11/30/20 (h)	75,000	75,469
		161,107
Gaming - 0.6%
Centaur Acquisition LLC Tranche 2LN, term loan 8.75% 2/20/20 (h)	70,000	70,613
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (h)	75,000	78,375
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.44% 1/28/18 (h)	1,085,808	962,352
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (h)	89,550	89,550
Station Casinos LLC Tranche B, term loan 5% 2/19/20 (h)	613,463	619,597
		1,820,487
Healthcare - 0.3%
Genesis HealthCare Corp. Tranche B, term loan 10.0021% 12/4/17 (h)	290,000	295,800
Ikaria Acquisition, Inc. Tranche B 1LN, term loan 7.25% 7/3/18 (h)	50,000	50,500
MModal, Inc. Tranche B, term loan 7.5% 8/17/19 (h)	215,752	211,437
Valeant Pharmaceuticals International Tranche E, term loan 4.5% 6/27/20 (h)	240,000	243,300
		801,037
Homebuilders/Real Estate - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (h)	136,479	136,479
Insurance - 0.2%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (h)	692,308	691,477
Leisure - 0.6%
Equinox Holdings, Inc. Tranche 2LN, term loan 9.75% 8/1/20 (h)	630,000	639,450
SeaWorld Parks & Entertainment, Inc. Tranche B 2LN, term loan 3% 5/13/20 (h)	1,194,929	1,190,507
		1,829,957
Metals/Mining - 0.3%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/31/20 (h)	289,275	282,766
Floating Rate Loans - continued
	Principal Amount (c)	Value
Metals/Mining - continued
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (h)	$ 34,825	$ 34,891
Tranche B 2LN, term loan 8.75% 1/25/21 (h)	20,000	20,200
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (h)	377,150	379,507
Murray Energy Corp. Tranche B, term loan 4.75% 5/17/19 (h)	205,000	206,794
Pact Group (USA), Inc. Tranche B, term loan 3.75% 5/29/20 (h)	60,000	59,700
		983,858
Paper - 0.1%
Caraustar Industries, Inc. Tranche B, term loan 7.5% 5/1/19 (h)	315,000	320,513
Publishing/Printing - 0.5%
Houghton Mifflin Harcourt Publishing Co. term loan 5.25% 5/22/18 (h)	19,750	19,701
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (h)	643,388	646,604
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 7/25/20 (h)	834,355	821,839
		1,488,144
Restaurants - 0.0%
NPC International, Inc. Tranche B, term loan 4.5% 12/28/18 (h)	83,442	83,859
Services - 0.2%
ARAMARK Corp. Tranche B, term loan 4% 8/22/19 (h)	665,000	674,144
Laureate Education, Inc. Tranche B, term loan 5.25% 6/16/18 (h)	94,658	94,776
SourceHOV LLC Tranche 2LN, term loan 8.75% 4/30/19 (h)	30,000	30,300
		799,220
Super Retail - 0.0%
Burlington Coat Factory Warehouse Corp. Tranche B 1LN, term loan 4.25% 2/23/17 (h)	50,000	50,438
Technology - 0.4%
Ancestry.com, Inc.:
Tranche B 2LN, term loan 4.25% 5/15/18 (h)	23,750	24,047
Tranche B, term loan 5.25% 12/28/18 (h)	630,277	638,155
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (h)	45,000	45,281
Floating Rate Loans - continued
	Principal Amount (c)	Value
Technology - continued
ION Trading Technologies Ltd. Tranche 2LN, term loan 8.25% 5/22/21 (h)	$ 15,000	$ 15,056
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/24/20 (h)	270,000	278,100
Tranche B 1LN, term loan 4.5% 10/30/19 (h)	149,250	150,369
		1,151,008
Telecommunications - 0.9%
Altice Financing SA Tranche B, term loan 3.5434% 6/24/19 (h)(i)	1,565,000	1,533,700
Crown Castle Operating Co. Tranche B, term loan 3.25% 1/31/19 (h)	147,755	147,755
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (h)	164,588	163,765
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/14/20 (h)	25,000	25,688
LTS Buyer LLC Tranche 2LN, term loan 8% 4/11/21 (h)	10,000	10,200
Vodafone Americas Finance 2, Inc. term loan 6.875% 8/11/15	1,117,538	1,117,538
		2,998,646
TOTAL FLOATING RATE LOANS (Cost $18,399,523)		18,566,527
Preferred Securities - 4.0%

Banks & Thrifts - 2.6%
ABN AMRO Bank N.V. Amsterdam BRH. 4.31% (f)(h)	300,000	380,811
AMBB Capital (L) Ltd. 6.77% (f)(h)	200,000	202,184
Bank of America Corp. 5.2% (f)(h)	770,000	702,824
Barclays Bank PLC:
4.75% (f)(h)	400,000	419,458
4.875% (f)(h)	400,000	453,743
BNP Paribas SA 5.019% (f)(h)	50,000	67,147
Caisse Nationale des Caisses d' Epargne et de Prevoyance:
4.75% (f)(h)	150,000	179,432
6.117% (f)(h)	300,000	409,484
CBA Capital Trust II 6.024% (Reg. S) (f)(h)	250,000	263,188
Credit Agricole SA 7.875% (f)(h)	400,000	603,527
Groupe BPCE SA 9% (f)(h)	600,000	870,559
Intesa Sanpaolo SpA:
8.047% (f)(h)	500,000	679,557
8.375% (f)(h)	500,000	726,462
Preferred Securities - continued
	Principal Amount (c)	Value
Banks & Thrifts - continued
JPMorgan Chase & Co. 5.15% (f)(h)	$ 790,000	$ 743,800
Lloyds TSB Bank PLC 2.7% (f)(h)	150,000	172,866
Natixis SA 6.307% (f)(h)	150,000	205,538
Royal Bank of Scotland Group PLC 7.0916% (f)(h)	100,000	123,483
Societe Generale:
4.196% (f)(h)	473,000	623,700
6.999% (f)(h)	200,000	292,029
UniCredit International Bank Luxembourg SA 8.125% (f)(h)	100,000	137,217
		8,257,009
Consumer Products - 0.1%
Cosan Overseas Ltd. 8.25% (f)	300,000	310,796
Diversified Financial Services - 0.8%
Citigroup, Inc.:
5.35% (f)(h)	2,385,000	2,208,644
5.95% (f)(h)	395,000	383,278
		2,591,922
Food/Beverage/Tobacco - 0.1%
Suedzucker International Finance BV 5.25% (f)(h)	150,000	208,881
Insurance - 0.1%
Aviva PLC 5.7% (f)(h)	200,000	281,215
Super Retail - 0.0%
Li & Fung Ltd. 6% (Reg. S) (f)(h)	200,000	203,225
Telecommunications - 0.3%
Globo Comunicacoes e Participacoes SA 6.25% (d)(e)(f)	500,000	527,269
Koninklijke KPN NV 6.125% (Reg S.) (f)(h)	150,000	211,706
		738,975
TOTAL PREFERRED SECURITIES (Cost $11,691,546)		12,592,023
Money Market Funds - 4.9%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (a) (Cost $15,774,817)	15,774,817	$ 15,774,817
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $315,131,759)		319,865,594
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(483,255)
NET ASSETS - 100%		$ 319,382,339
Currency Abbreviations
EUR	-	European Monetary Unit
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $96,338,370 or 30.2% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $405,552 and $397,441, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,682
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 249,700	$ 249,700	$ -	$ -
Financials	2,676,168	1,983,120	693,048	-
Materials	687,100	687,100	-	-
Telecommunication Services	126,745	-	-	126,745
Corporate Bonds	266,928,058	-	266,223,058	705,000
Government Obligations	2,264,456	-	2,264,456	-
Floating Rate Loans	18,566,527	-	17,343,992	1,222,535
Preferred Securities	12,592,023	-	12,592,023	-
Money Market Funds	15,774,817	15,774,817	-	-
Total Investments in Securities:	$ 319,865,594	$ 18,694,737	$ 299,116,577	$ 2,054,280
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $314,354,463. Net unrealized appreciation aggregated $5,511,131, of which $11,816,517 related to appreciated investment securities and $6,305,386 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® High Income Fund

July 31, 2013

1.804875.109

SPH-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 83.2%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.4%
Capital Goods - 0.1%
General Cable Corp.:
0.875% 11/15/13	$ 1,888	$ 1,887
4.5% 11/15/29 (d)	1,126	1,264
		3,151
Metals/Mining - 0.3%
Peabody Energy Corp. 4.75% 12/15/66	23,992	18,039
TOTAL CONVERTIBLE BONDS		21,190
Nonconvertible Bonds - 82.8%
Aerospace - 0.4%
Alliant Techsystems, Inc. 6.875% 9/15/20	4,583	4,921
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18	6,185	6,742
7.125% 3/15/21	8,305	9,136
		20,799
Air Transportation - 0.4%
Air Canada 5.375% 11/15/22 (f)	2,250	2,188
American Airlines, Inc. pass-thru certificates Series:
2013-1A Class A, 4% 1/15/27 (f)	4,910	4,689
2013-1B Class B, 5.625% 1/15/21 (f)	2,100	2,074
Continental Airlines, Inc. 6.125% 4/29/18 (f)	2,270	2,304
U.S. Airways pass-thru Trust Series 2013-1:
Class A, 3.95% 5/15/27	7,290	6,962
Class B, 5.375% 5/15/23	3,015	2,940
United Continental Holdings, Inc. 6.375% 6/1/18	1,270	1,283
		22,440
Automotive - 2.7%
Affinia Group, Inc. 7.75% 5/1/21 (f)	2,065	2,127
American Axle & Manufacturing, Inc. 6.25% 3/15/21	4,505	4,736
Chassix, Inc. 9.25% 8/1/18 (f)	2,435	2,538
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	7,070	7,715
8.25% 6/15/21	9,155	10,185
Continental Rubber of America Corp. 4.5% 9/15/19 (f)	3,855	3,920
Dana Holding Corp.:
6.5% 2/15/19	2,749	2,935
6.75% 2/15/21	2,802	2,991
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Delphi Corp.:
5% 2/15/23	$ 2,485	$ 2,584
5.875% 5/15/19	12,555	13,340
6.125% 5/15/21	5,810	6,347
Ford Motor Co.:
6.375% 2/1/29	2,308	2,521
6.625% 2/15/28	1,640	1,798
6.625% 10/1/28	575	644
7.125% 11/15/25	95	110
7.45% 7/16/31	2,080	2,565
Ford Motor Credit Co. LLC:
5% 5/15/18	9,015	9,774
5.875% 8/2/21	2,505	2,778
8.125% 1/15/20	7,552	9,285
General Motors Acceptance Corp. 8% 11/1/31	21,485	25,675
General Motors Financial Co., Inc.:
2.75% 5/15/16 (f)	7,050	7,024
3.25% 5/15/18 (f)	3,810	3,724
4.25% 5/15/23 (f)	3,335	3,202
International Automotive Components Group SA 9.125% 6/1/18 (f)	4,110	4,151
Jaguar Land Rover PLC 5.625% 2/1/23 (f)	5,275	5,170
LKQ Corp. 4.75% 5/15/23 (f)	1,435	1,376
Schaeffler Finance BV 4.75% 5/15/21 (f)	9,310	9,031
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (f)(h)	7,080	7,222
Stoneridge, Inc. 9.5% 10/15/17 (f)	1,564	1,681
Tenneco, Inc. 7.75% 8/15/18	2,386	2,565
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (f)	1,703	1,795
		161,509
Banks & Thrifts - 1.7%
Ally Financial, Inc.:
3.475% 2/11/14 (h)	3,105	3,132
4.5% 2/11/14	4,945	5,004
4.625% 6/26/15	10,000	10,326
5.5% 2/15/17	8,965	9,478
6.25% 12/1/17	4,180	4,529
7.5% 9/15/20	22,185	25,762
8% 3/15/20	16,900	19,900
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Banks & Thrifts - continued
GMAC LLC:
6.75% 12/1/14	$ 6,739	$ 7,126
8% 12/31/18	5,850	6,742
8% 11/1/31	6,615	8,004
		100,003
Broadcasting - 0.3%
AMC Networks, Inc. 4.75% 12/15/22	2,135	2,071
Clear Channel Communications, Inc.:
10.75% 8/1/16	3,053	2,824
11.25% 3/1/21	5,510	5,882
Starz LLC/Starz Finance Corp. 5% 9/15/19	2,680	2,700
Univision Communications, Inc. 6.875% 5/15/19 (f)	2,325	2,482
		15,959
Building Materials - 4.4%
Associated Materials LLC 9.125% 11/1/17	24,729	26,676
Building Materials Corp. of America 6.75% 5/1/21 (f)	3,080	3,296
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (f)	16,635	18,506
CEMEX Finance LLC:
9.375% 10/12/22 (f)	13,825	15,449
9.5% 12/14/16 (f)	17,780	18,936
CEMEX SA de CV:
5.2756% 9/30/15 (f)(h)	33,110	34,103
5.875% 3/25/19 (f)	4,030	4,010
9% 1/11/18 (f)	18,955	20,614
Gibraltar Industries, Inc. 6.25% 2/1/21 (f)	605	620
HD Supply, Inc.:
7.5% 7/15/20 (f)	11,115	11,782
11.5% 7/15/20	21,000	24,911
Headwaters, Inc. 7.625% 4/1/19	18,934	20,425
Interline Brands, Inc. 10% 11/15/18 pay-in-kind	1,590	1,717
Masco Corp.:
5.95% 3/15/22	11,070	11,845
6.125% 10/3/16	1,445	1,611
7.125% 3/15/20	6,544	7,411
Masonite International Corp. 8.25% 4/15/21 (f)	2,205	2,403
Ply Gem Industries, Inc.:
8.25% 2/15/18	18,783	20,239
9.375% 4/15/17	1,787	1,908
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20	610	650
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Building Materials - continued
USG Corp.:
7.875% 3/30/20 (f)	$ 7,965	$ 8,821
8.375% 10/15/18 (f)	9,560	10,444
		266,377
Cable TV - 3.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	8,675	7,938
5.25% 3/15/21 (f)	5,560	5,338
5.75% 9/1/23 (f)	5,025	4,724
5.75% 1/15/24	11,465	10,720
6.5% 4/30/21	25,345	26,042
6.625% 1/31/22	12,585	12,868
7% 1/15/19	16,008	16,968
7.375% 6/1/20	6,410	6,907
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)	16,110	16,634
DISH DBS Corp.:
5% 3/15/23	6,810	6,384
6.75% 6/1/21	8,355	8,856
EchoStar Communications Corp. 7.125% 2/1/16	4,893	5,358
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)	9,520	10,520
Lynx I Corp. 5.375% 4/15/21 (f)	4,090	4,141
Lynx II Corp. 6.375% 4/15/23 (f)	2,485	2,550
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (f)	7,325	7,160
7.5% 3/15/19 (f)	1,515	1,636
UPCB Finance III Ltd. 6.625% 7/1/20 (f)	29,492	31,556
UPCB Finance V Ltd. 7.25% 11/15/21 (f)	6,215	6,697
UPCB Finance VI Ltd. 6.875% 1/15/22 (f)	3,390	3,593
Virgin Media Finance PLC 4.875% 2/15/22	5,635	5,198
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)	7,987	8,386
		210,174
Capital Goods - 0.9%
Amsted Industries, Inc. 8.125% 3/15/18 (f)	4,610	4,898
Briggs & Stratton Corp. 6.875% 12/15/20	1,646	1,817
CNH Capital LLC 6.25% 11/1/16	4,955	5,413
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Capital Goods - continued
Coleman Cable, Inc. 9% 2/15/18	$ 13,972	$ 14,810
General Cable Corp. 5.75% 10/1/22 (f)	10,090	9,863
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (f)	7,660	7,947
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (f)	7,340	7,634
		52,382
Chemicals - 3.7%
Axiall Corp. 4.875% 5/15/23 (f)	2,025	1,924
Celanese U.S. Holdings LLC:
4.625% 11/15/22	7,175	6,942
5.875% 6/15/21	3,065	3,218
6.625% 10/15/18	4,340	4,633
Chemtura Corp. 5.75% 7/15/21	3,105	3,089
Eagle Spinco, Inc. 4.625% 2/15/21 (f)	3,440	3,302
Hexion U.S. Finance Corp.:
6.625% 4/15/20	1,800	1,841
6.625% 4/15/20 (f)	26,425	27,020
Huntsman International LLC 4.875% 11/15/20	4,205	4,163
INEOS Finance PLC:
7.5% 5/1/20 (f)	8,095	8,702
8.375% 2/15/19 (f)	3,410	3,742
Kinove German Bondco GmbH 9.625% 6/15/18 (f)	3,005	3,336
LSB Industries, Inc. 7.75% 8/1/19 (f)	2,250	2,250
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20	24,765	26,375
Olin Corp. 5.5% 8/15/22	1,275	1,304
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (f)(h)	6,025	6,130
PolyOne Corp. 5.25% 3/15/23 (f)	6,445	6,316
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (f)	5,355	5,342
Rockwood Specialties Group, Inc. 4.625% 10/15/20	11,770	11,947
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (f)	61,515	61,044
Tronox Finance LLC 6.375% 8/15/20 (f)	24,405	23,368
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)	3,125	3,238
		219,226
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Consumer Products - 0.2%
Brunswick Corp. 4.625% 5/15/21 (f)	$ 3,705	$ 3,594
Elizabeth Arden, Inc. 7.375% 3/15/21	1,805	1,949
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)	1,635	1,557
Libbey Glass, Inc. 6.875% 5/15/20	3,174	3,396
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (f)	1,910	2,029
6.625% 11/15/22 (f)	2,255	2,413
		14,938
Containers - 3.5%
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (f)	315	335
9.125% 10/15/20 (f)	9,905	10,747
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.875% 11/15/22 (f)	3,705	3,603
7% 11/15/20 (f)	4,580	4,511
7.375% 10/15/17 (f)	1,460	1,553
9.125% 10/15/20 (f)	17,077	18,443
Ball Corp. 4% 11/15/23	9,265	8,477
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (f)	4,090	4,085
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)	2,615	2,733
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	4,697	4,991
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (f)	1,815	1,692
Graphic Packaging International, Inc.:
4.75% 4/15/21	2,000	1,935
7.875% 10/1/18	3,194	3,473
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	13,965	14,209
6.875% 2/15/21	15,710	16,712
7.125% 4/15/19	6,985	7,456
7.875% 8/15/19	12,665	13,932
8.25% 2/15/21	16,171	16,454
9% 4/15/19	10,614	11,039
9.875% 8/15/19	15,300	16,524
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Sealed Air Corp.:
5.25% 4/1/23 (f)	$ 7,240	$ 7,041
6.5% 12/1/20 (f)	7,805	8,429
8.125% 9/15/19 (f)	9,615	10,721
8.375% 9/15/21 (f)	10,680	12,122
Tekni-Plex, Inc. 9.75% 6/1/19 (f)	10,114	11,277
		212,494
Diversified Financial Services - 5.5%
Aircastle Ltd.:
6.25% 12/1/19	7,745	8,152
7.625% 4/15/20	3,920	4,381
9.75% 8/1/18	6,508	7,224
CIT Group, Inc.:
4.25% 8/15/17	5,515	5,639
5% 5/15/17	19,015	20,061
5% 8/15/22	5,515	5,467
5.25% 3/15/18	14,490	15,396
5.375% 5/15/20	13,850	14,473
5.5% 2/15/19 (f)	6,890	7,226
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	13,385	14,138
International Lease Finance Corp.:
4.875% 4/1/15	10,000	10,300
5.625% 9/20/13	6,002	6,017
5.65% 6/1/14	4,281	4,388
5.75% 5/15/16	7,810	8,230
6.25% 5/15/19	11,635	12,275
6.625% 11/15/13	9,689	9,822
7.125% 9/1/18 (f)	19,940	22,482
8.25% 12/15/20	3,000	3,473
8.625% 9/15/15	35,369	39,171
8.625% 1/15/22	4,715	5,599
8.75% 3/15/17	30,306	34,776
8.875% 9/1/17	12,220	14,175
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.375% 4/1/20 (f)	2,415	2,439
Renaissance Acquisition Corp. 6.875% 8/15/21 (f)	13,895	13,826
SLM Corp.:
5.5% 1/25/23	3,595	3,363
6% 1/25/17	9,085	9,653
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
SLM Corp.: - continued
7.25% 1/25/22	$ 2,400	$ 2,544
8% 3/25/20	15,072	16,805
8.45% 6/15/18	9,045	10,403
		331,898
Diversified Media - 1.2%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	4,215	4,363
6.5% 11/15/22	18,900	19,751
7.625% 3/15/20	5,745	6,004
7.625% 3/15/20	13,690	14,443
Lamar Media Corp. 5.875% 2/1/22	2,160	2,225
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (f)	4,470	4,392
7.75% 10/15/18	5,950	6,471
Quebecor Media, Inc. 5.75% 1/15/23	9,385	9,174
WMG Acquisition Corp. 6% 1/15/21 (f)	2,312	2,416
		69,239
Electric Utilities - 4.9%
Atlantic Power Corp. 9% 11/15/18	16,690	16,523
Calpine Corp.:
7.5% 2/15/21 (f)	38,115	40,783
7.875% 7/31/20 (f)	26,442	28,690
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	2,128	2,304
11% 10/1/21	649	704
12.25% 3/1/22 (f)	21,725	24,169
GenOn Energy, Inc.:
9.5% 10/15/18	13,615	15,589
9.875% 10/15/20	14,613	16,440
InterGen NV 7% 6/30/23 (f)	28,150	28,080
Mirant Americas Generation LLC:
8.5% 10/1/21	25,173	27,439
9.125% 5/1/31	12,944	13,980
NRG Energy, Inc.:
7.625% 5/15/19	2,975	3,139
7.875% 5/15/21	3,335	3,669
NSG Holdings II, LLC 7.75% 12/15/25 (f)	8,480	8,946
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Puget Energy, Inc.:
5.625% 7/15/22	$ 4,655	$ 5,017
6% 9/1/21	6,915	7,638
RRI Energy, Inc. 7.875% 6/15/17	16,994	18,608
Tenaska Alabama Partners LP 7% 6/30/21 (f)	1,561	1,647
The AES Corp.:
4.875% 5/15/23	14,880	14,136
7.375% 7/1/21	13,285	15,012
8% 10/15/17	1,046	1,213
		293,726
Energy - 9.7%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	11,105	10,550
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	3,365	3,575
7% 5/20/22	7,205	7,673
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	4,955	5,178
6.5% 5/20/21	2,350	2,444
Antero Resources Finance Corp. 7.25% 8/1/19	9,910	10,455
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21 (f)	11,605	10,648
5.875% 8/1/23 (f)	6,150	5,873
6.625% 10/1/20 (f)	3,440	3,509
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19	3,165	3,458
Chesapeake Energy Corp.:
3.25% 3/15/16	11,085	11,057
5.375% 6/15/21	11,565	11,536
5.75% 3/15/23	4,075	4,106
6.125% 2/15/21	5,895	6,249
6.625% 8/15/20	8,220	8,919
6.875% 11/15/20	4,305	4,714
9.5% 2/15/15	16,998	18,825
Chesapeake Midstream Partners LP/CHKM Finance Corp. 6.125% 7/15/22	6,060	6,348
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (d)	3,380	3,414
Concho Resources, Inc. 5.5% 4/1/23	8,150	8,130
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Continental Resources, Inc.:
5% 9/15/22	$ 7,305	$ 7,342
7.125% 4/1/21	2,865	3,194
7.375% 10/1/20	4,203	4,665
Crestwood Midstream Partners LP/Finance Corp. 7.75% 4/1/19	13,355	13,956
Denbury Resources, Inc.:
4.625% 7/15/23	1,950	1,784
8.25% 2/15/20	2,944	3,238
Edgen Murray Corp. 8.75% 11/1/20 (f)	8,875	8,875
Energy Transfer Equity LP 7.5% 10/15/20	22,218	25,023
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	4,400	4,840
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	6,885	7,367
9.375% 5/1/20	10,745	12,196
Expro Finance Luxembourg SCA 8.5% 12/15/16 (f)	10,432	11,006
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	9,928	10,027
Forest Oil Corp. 7.25% 6/15/19	6,748	6,664
Gulfmark Offshore, Inc. 6.375% 3/15/22	6,920	7,076
Hornbeck Offshore Services, Inc. 5.875% 4/1/20	5,715	5,815
Inergy Midstream LP/Inergy Finance Corp. 6% 12/15/20 (f)	10,690	10,743
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (f)	25,195	23,683
6.5% 5/15/19	6,915	6,725
8.625% 4/15/20	10,205	10,613
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
4.5% 7/15/23	11,205	10,533
5.5% 2/15/23	3,030	3,060
6.25% 6/15/22	7,041	7,534
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (f)	1,880	1,885
Offshore Group Investment Ltd.:
7.125% 4/1/23 (f)	12,215	12,246
7.5% 11/1/19	28,460	29,883
Oil States International, Inc. 6.5% 6/1/19	6,290	6,730
Pacific Drilling SA 5.375% 6/1/20 (f)	3,700	3,626
PetroBakken Energy Ltd. 8.625% 2/1/20 (f)	3,405	3,320
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Plains Exploration & Production Co.:
6.125% 6/15/19	$ 3,000	$ 3,213
6.5% 11/15/20	3,705	3,988
7.625% 4/1/20	5,329	5,898
Regency Energy Partners LP/Regency Energy Finance Corp.:
4.5% 11/1/23 (f)	7,385	6,942
5.5% 4/15/23	7,670	7,747
6.875% 12/1/18	7,148	7,720
Rosetta Resources, Inc. 5.625% 5/1/21	5,965	5,965
Sabine Pass Liquefaction LLC 5.625% 2/1/21 (f)	1,565	1,543
Samson Investment Co. 10% 2/15/20 (f)	13,330	14,130
SemGroup Corp. 7.5% 6/15/21 (f)	5,340	5,407
SESI LLC 6.375% 5/1/19	5,270	5,560
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	3,221	3,318
Stone Energy Corp. 7.5% 11/15/22	7,655	8,076
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
7.375% 8/1/21	19,455	20,914
7.5% 10/1/18	7,338	7,925
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (f)	15,670	14,377
5.25% 5/1/23 (f)	11,175	11,007
6.375% 8/1/22	2,365	2,507
6.875% 2/1/21	5,584	5,989
7.875% 10/15/18	9,169	9,903
Tesoro Corp.:
4.25% 10/1/17	3,905	4,003
5.375% 10/1/22	1,800	1,782
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21 (f)	3,630	3,653
WPX Energy, Inc.:
5.25% 1/15/17	5,100	5,393
6% 1/15/22	4,890	4,976
		582,246
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Entertainment/Film - 0.1%
Cinemark U.S.A., Inc.:
4.875% 6/1/23 (f)	$ 5,145	$ 4,862
5.125% 12/15/22	1,950	1,879
		6,741
Environmental - 0.9%
ADS Waste Holdings, Inc. 8.25% 10/1/20 (f)	6,255	6,583
Clean Harbors, Inc.:
5.125% 6/1/21	4,035	4,116
5.25% 8/1/20	5,120	5,248
Covanta Holding Corp.:
6.375% 10/1/22	6,490	6,677
7.25% 12/1/20	4,832	5,224
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)	2,050	2,106
Tervita Corp.:
8% 11/15/18 (f)	14,700	15,233
9.75% 11/1/19 (f)	9,375	8,766
		53,953
Food & Drug Retail - 2.6%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (f)	31,525	34,599
ESAL GmbH 6.25% 2/5/23 (f)	15,980	14,662
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (f)	22,005	21,125
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (f)	3,085	3,162
Rite Aid Corp.:
6.75% 6/15/21 (f)	43,080	43,188
7.7% 2/15/27	3,030	3,083
9.25% 3/15/20	21,595	24,051
Sun Merger Sub, Inc. 5.25% 8/1/18 (f)	3,450	3,459
Tops Markets LLC 8.875% 12/15/17 (f)	7,045	7,767
		155,096
Food/Beverage/Tobacco - 2.0%
Bumble Bee Acquisition Corp. 9% 12/15/17 (f)	26,606	28,967
C&S Group Enterprises LLC 8.375% 5/1/17 (f)	16,793	18,052
Constellation Brands, Inc. 3.75% 5/1/21	1,910	1,786
Dean Foods Co. 7% 6/1/16	4,000	4,420
H.J. Heinz Co. 6.375% 7/15/28	1,205	1,265
H.J. Heinz Finance Co. 7.125% 8/1/39 (f)	6,895	7,188
JBS Finance II Ltd. 8.25% 1/29/18 (f)	5,325	5,605
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (f)	$ 5,070	$ 5,197
8.25% 2/1/20 (f)	36,625	38,823
Post Holdings, Inc. 7.375% 2/15/22 (f)	1,900	2,038
Smithfield Foods, Inc. 6.625% 8/15/22	6,075	6,424
		119,765
Gaming - 2.6%
Ameristar Casinos, Inc. 7.5% 4/15/21	8,915	9,517
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20	23,945	22,299
Caesars Operating Escrow LLC/Caesars Escrow Corp.:
9% 2/15/20 (f)	18,775	17,555
9% 2/15/20 (f)	1,840	1,720
Chester Downs & Marina LLC 9.25% 2/1/20 (f)	3,655	3,618
Graton Economic Development Authority 9.625% 9/1/19 (f)	3,705	4,159
MCE Finance Ltd. 5% 2/15/21 (f)	3,630	3,467
MGM Mirage, Inc.:
6.625% 12/15/21	3,805	4,014
7.5% 6/1/16	3,365	3,710
7.625% 1/15/17	13,747	15,465
7.75% 3/15/22	3,140	3,478
8.625% 2/1/19	17,190	19,919
PNK Finance Corp. 6.375% 8/1/21 (f)	11,110	11,193
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (f)	3,705	3,686
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22	26,060	26,581
7.75% 8/15/20	4,880	5,490
		155,871
Healthcare - 7.1%
Alere, Inc.:
6.5% 6/15/20 (f)	14,195	14,514
7.25% 7/1/18 (f)	7,990	8,669
8.625% 10/1/18	4,295	4,660
Community Health Systems, Inc.:
5.125% 8/15/18	5,335	5,442
7.125% 7/15/20	6,270	6,419
8% 11/15/19	48,890	51,640
DaVita, Inc. 5.75% 8/15/22	4,035	4,090
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Emergency Medical Services Corp. 8.125% 6/1/19	$ 9,987	$ 10,836
Endo Health Solutions, Inc. 7% 12/15/20	2,727	2,850
Fresenius Medical Care U.S. Finance II, Inc. 6.5% 9/15/18 (f)	1,305	1,439
HCA Holdings, Inc.:
6.25% 2/15/21	7,735	8,025
7.75% 5/15/21	8,000	8,700
HCA, Inc.:
4.75% 5/1/23	12,390	11,956
5.875% 3/15/22	7,000	7,403
5.875% 5/1/23	14,595	14,741
6.5% 2/15/20	16,520	18,193
7.25% 9/15/20	2,436	2,664
7.5% 11/6/33	2,576	2,602
7.875% 2/15/20	16,571	17,990
8% 10/1/18	3,000	3,458
8.5% 4/15/19	7,363	7,970
IMS Health, Inc. 6% 11/1/20 (f)	2,790	2,881
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (f)	5,010	5,373
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (f)	1,855	2,105
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (f)	8,230	6,749
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	16,240	16,687
6.75% 10/15/22	11,538	12,519
7.5% 2/15/20	6,951	7,611
Radiation Therapy Services, Inc. 8.875% 1/15/17	1,075	1,002
Rotech Healthcare, Inc. 10.75% 10/15/15 (c)	3,982	4,022
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	4,770	4,651
8.125% 11/1/18	6,862	7,377
Service Corp. International 4.5% 11/15/20	3,835	3,701
Sky Growth Acquisition Corp. 7.375% 10/15/20 (f)	2,415	2,512
Stewart Enterprises, Inc. 6.5% 4/15/19	3,460	3,689
Tenet Healthcare Corp.:
4.375% 10/1/21 (f)	23,865	21,956
4.5% 4/1/21 (f)	780	727
4.75% 6/1/20	5,245	5,035
6.25% 11/1/18	6,620	7,083
6.75% 2/1/20	5,635	5,607
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Valeant Pharmaceuticals International:
6.5% 7/15/16 (f)	$ 8,345	$ 8,637
6.75% 8/15/21 (f)	16,343	16,915
6.875% 12/1/18 (f)	23,609	24,848
7% 10/1/20 (f)	2,900	3,074
7.25% 7/15/22 (f)	8,905	9,462
VPI Escrow Corp. 6.375% 10/15/20 (f)	21,570	22,271
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (c)(f)	4,745	2,752
		423,507
Homebuilders/Real Estate - 1.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)	4,075	4,167
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)	12,885	13,497
CB Richard Ellis Services, Inc. 6.625% 10/15/20	4,248	4,529
iStar Financial, Inc.:
3.875% 7/1/16	4,305	4,262
4.875% 7/1/18	3,705	3,612
KB Home:
7.25% 6/15/18	1,690	1,846
8% 3/15/20	2,275	2,537
Realogy Corp.:
7.625% 1/15/20 (f)	4,665	5,213
7.875% 2/15/19 (f)	2,468	2,678
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (f)	7,385	7,385
Standard Pacific Corp.:
8.375% 5/15/18	11,118	12,869
8.375% 1/15/21	6,321	7,285
William Lyon Homes, Inc. 8.5% 11/15/20	4,010	4,391
		74,271
Hotels - 0.4%
FelCor Lodging LP:
5.625% 3/1/23	6,630	6,464
6.75% 6/1/19	15,195	16,031
Host Hotels & Resorts LP 6% 10/1/21	4,310	4,711
		27,206
Leisure - 0.7%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21 (f)	9,815	9,594
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Leisure - continued
Dave & Buster's Parent, Inc. 0% 2/15/16 (f)	$ 12,449	$ 9,710
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	6,517	7,291
Royal Caribbean Cruises Ltd.:
11.875% 7/15/15	10,179	11,986
yankee 7.25% 6/15/16	1,467	1,643
		40,224
Metals/Mining - 2.3%
Alpha Natural Resources, Inc.:
6% 6/1/19	20,355	17,454
6.25% 6/1/21	16,070	13,418
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (f)	3,945	4,063
CONSOL Energy, Inc.:
8% 4/1/17	21,152	22,553
8.25% 4/1/20	14,048	15,137
Eldorado Gold Corp. 6.125% 12/15/20 (f)	3,800	3,648
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)	4,005	4,005
7% 11/1/15 (f)	15,520	15,869
8.25% 11/1/19 (f)	10,500	11,078
Peabody Energy Corp.:
6% 11/15/18	9,990	10,215
7.375% 11/1/16	1,503	1,676
Prince Mineral Holding Corp. 11.5% 12/15/19 (f)	3,355	3,611
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (f)	3,005	3,043
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (f)	1,330	1,377
SunCoke Energy, Inc. 7.625% 8/1/19	4,150	4,326
Walter Energy, Inc. 8.5% 4/15/21 (f)	7,995	6,496
		137,969
Paper - 0.4%
NewPage Corp. 11.375% 12/31/14 (c)	30,721	0
P.H. Glatfelter Co. 5.375% 10/15/20	2,780	2,731
Sappi Papier Holding GmbH 6.625% 4/15/21 (f)	1,800	1,742
Xerium Technologies, Inc. 8.875% 6/15/18	19,280	19,376
		23,849
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Restaurants - 0.4%
DineEquity, Inc. 9.5% 10/30/18	$ 10,340	$ 11,658
Landry's Acquisition Co. 9.375% 5/1/20 (f)	5,110	5,532
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)	4,955	5,240
Roadhouse Financing, Inc. 10.75% 10/15/17	3,503	3,323
		25,753
Services - 1.9%
Ahern Rentals, Inc. 9.5% 6/15/18 (f)	2,590	2,648
Air Lease Corp.:
4.75% 3/1/20	1,640	1,624
6.125% 4/1/17	7,705	8,090
APX Group, Inc.:
6.375% 12/1/19 (f)	22,740	22,172
8.75% 12/1/20 (f)	3,795	3,795
ARAMARK Corp. 5.75% 3/15/20 (f)	7,145	7,431
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.7751% 5/15/14 (h)	3,895	3,895
5.5% 4/1/23 (f)	3,475	3,423
Corrections Corp. of America:
4.125% 4/1/20	8,240	7,993
4.625% 5/1/23	9,235	8,981
Hertz Corp.:
5.875% 10/15/20	5,815	6,135
6.25% 10/15/22	5,295	5,613
Laureate Education, Inc. 9.25% 9/1/19 (f)	13,070	14,181
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)	3,770	3,864
The Geo Group, Inc.:
5.125% 4/1/23 (f)	2,450	2,370
6.625% 2/15/21	1,988	2,117
7.75% 10/15/17	1,756	1,839
United Rentals North America, Inc.:
5.75% 7/15/18	2,505	2,680
6.125% 6/15/23	3,765	3,911
		112,762
Shipping - 1.5%
Aguila 3 SA 7.875% 1/31/18 (f)	3,435	3,564
Kenan Advantage Group, Inc. 8.375% 12/15/18 (f)	6,935	7,212
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	25,820	26,853
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Shipping - continued
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	$ 20,996	$ 19,972
8.875% 11/1/17	18,506	19,408
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc.:
9.25% 4/15/19	1,620	1,746
9.25% 4/15/19 (f)	1,780	1,918
Teekay Corp. 8.5% 1/15/20	5,438	5,914
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (f)	5,330	5,437
		92,024
Steel - 0.5%
JMC Steel Group, Inc. 8.25% 3/15/18 (f)	28,620	28,477
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18 (f)	3,620	3,692
		32,169
Super Retail - 2.5%
Asbury Automotive Group, Inc. 7.625% 3/15/17	18,214	18,738
Claire's Stores, Inc.:
6.125% 3/15/20 (f)	3,935	3,994
7.75% 6/1/20 (f)	6,698	6,748
8.875% 3/15/19	1,119	1,203
9% 3/15/19 (f)	41,310	46,525
J. Crew Group, Inc. 8.125% 3/1/19	7,908	8,382
Limited Brands, Inc.:
6.625% 4/1/21	9,440	10,384
7% 5/1/20	4,578	5,110
Sally Holdings LLC 6.875% 11/15/19	3,800	4,161
Serta Simmons Holdings, LLC 8.125% 10/1/20 (f)	33,683	35,704
The Bon-Ton Department Stores, Inc. 8% 6/15/21 (f)	5,720	5,877
Tops Holding II Corp. 8.75% 6/15/18 pay-in-kind (f)	3,955	3,945
		150,771
Technology - 4.5%
Avaya, Inc.:
7% 4/1/19 (f)	21,233	19,587
9% 4/1/19 (f)	8,995	8,613
10.5% 3/1/21 (f)	61,688	47,346
CDW LLC/CDW Finance Corp.:
8% 12/15/18	3,628	3,964
8.5% 4/1/19	14,555	15,974
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Ceridian Corp. 11.25% 11/15/15	$ 1,697	$ 1,727
Compiler Finance Sub, Inc. 7% 5/1/21 (f)	4,265	4,265
First Data Corp.:
6.75% 11/1/20 (f)	10,090	10,531
7.375% 6/15/19 (f)	13,895	14,590
8.25% 1/15/21 (f)	4,566	4,771
8.75% 1/15/22 pay-in-kind (f)(h)	6,117	6,438
10.625% 6/15/21 (f)	3,695	3,750
12.625% 1/15/21	8,572	9,397
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (f)	14,181	15,369
10.125% 3/15/18 (f)	4,084	4,472
Infor US, Inc. 9.375% 4/1/19	3,310	3,699
Nuance Communications, Inc. 5.375% 8/15/20 (f)	12,025	11,724
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (f)	7,285	7,176
5.75% 3/15/23 (f)	4,630	4,676
Radio Systems Corp. 8.375% 11/1/19 (f)	3,370	3,656
Sanmina-SCI Corp. 7% 5/15/19 (f)	12,925	13,636
Sensata Technologies BV 4.875% 10/15/23 (f)	4,515	4,357
Serena Software, Inc. 10.375% 3/15/16	1,769	1,760
Spansion LLC 7.875% 11/15/17	5,617	5,786
SunGard Data Systems, Inc. 6.625% 11/1/19	7,490	7,771
VeriSign, Inc. 4.625% 5/1/23 (f)	5,710	5,482
Viasystems, Inc. 7.875% 5/1/19 (f)	7,145	7,645
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	18,655	20,521
		268,683
Telecommunications - 7.6%
Altice Financing SA 7.875% 12/15/19 (f)	4,180	4,452
Altice Finco SA 9.875% 12/15/20 (f)	10,035	10,988
Broadview Networks Holdings, Inc. 10.5% 11/15/17	9,374	9,187
Cricket Communications, Inc. 7.75% 10/15/20	5,520	6,279
Crown Castle International Corp. 5.25% 1/15/23	9,385	9,033
Digicel Group Ltd. 6% 4/15/21 (f)	26,645	26,112
DigitalGlobe, Inc. 5.25% 2/1/21 (f)	4,135	3,908
Dycom Investments, Inc. 7.125% 1/15/21	3,400	3,596
Frontier Communications Corp. 8.5% 4/15/20	5,962	6,618
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (f)	25,860	24,826
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Intelsat Jackson Holdings SA: - continued
6.625% 12/15/22 (f)	$ 8,000	$ 8,180
6.625% 12/15/22 (f)	27,665	28,287
7.25% 4/1/19	14,240	15,397
7.5% 4/1/21	17,525	19,080
Intelsat Luxembourg SA:
6.75% 6/1/18 (f)	5,545	5,795
7.75% 6/1/21 (f)	56,190	59,140
8.125% 6/1/23 (f)	13,100	14,083
Level 3 Communications, Inc. 8.875% 6/1/19	3,955	4,262
Level 3 Financing, Inc. 7% 6/1/20	2,515	2,609
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (f)	10,715	10,929
6.625% 11/15/20	8,330	8,747
6.625% 4/1/23 (f)	10,715	10,929
Millicom International Cellular SA 4.75% 5/22/20 (f)	3,745	3,661
NeuStar, Inc. 4.5% 1/15/23 (f)	4,215	3,941
NII Capital Corp. 7.625% 4/1/21	4,275	3,431
NII International Telecom S.C.A.:
7.875% 8/15/19 (f)	5,545	5,323
11.375% 8/15/19 (f)	3,685	4,044
SBA Communications Corp. 5.625% 10/1/19	3,740	3,768
Sprint Capital Corp. 6.9% 5/1/19	36,939	39,063
Sprint Nextel Corp.:
6% 11/15/22	28,940	27,855
8.375% 8/15/17	3,914	4,423
9% 11/15/18 (f)	3,320	3,934
Telesat Canada/Telesat LLC 6% 5/15/17 (f)	13,610	13,882
ViaSat, Inc. 6.875% 6/15/20	5,360	5,695
Wind Acquisition Finance SA:
7.25% 2/15/18 (f)	7,159	7,374
11.75% 7/15/17 (f)	14,766	15,578
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(h)	22,060	22,602
		457,011
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Textiles & Apparel - 0.6%
DPL, Inc. 7.75% 10/15/20 (f)	$ 3,820	$ 3,882
Hanesbrands, Inc. 6.375% 12/15/20	26,933	29,525
		33,407
TOTAL NONCONVERTIBLE BONDS		4,964,442
TOTAL CORPORATE BONDS (Cost $4,796,642)		4,985,632
Common Stocks - 0.6%
	Shares
Banks & Thrifts - 0.1%
CIT Group, Inc. (a)	65,981	3,306
Building Materials - 0.2%
Nortek, Inc. (a)	136,825	9,237
Chemicals - 0.0%
LyondellBasell Industries NV Class A	306	21
Paper - 0.2%
NewPage Corp.	133,236	11,325
Publishing/Printing - 0.0%
RDA Holding Co. warrants 2/19/14 (a)(i)	54,645	0
Services - 0.0%
Penhall Acquisition Co.:
Class A (a)	17,563	1,463
Class B (a)	5,854	488
		1,951
Telecommunications - 0.1%
Broadview Networks Holdings, Inc. (e)	609,310	6,337
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(i)	143,778	1,150
TOTAL COMMON STOCKS (Cost $75,425)		33,327
Preferred Stocks - 2.0%
	Shares	Value (000s)
Convertible Preferred Stocks - 1.1%
Banks & Thrifts - 0.8%
Bank of America Corp. Series L, 7.25%	23,358	$ 26,227
Huntington Bancshares, Inc. 8.50%	17,162	20,972
Wells Fargo & Co. 7.50%	1,813	2,109
		49,308
Diversified Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	2,000	2,658
Energy - 0.2%
Chesapeake Energy Corp. Series A, 5.75% (f)	10,600	11,342
TOTAL CONVERTIBLE PREFERRED STOCKS		63,308
Nonconvertible Preferred Stocks - 0.9%
Banks & Thrifts - 0.5%
Ally Financial, Inc. 7.00% (f)	30,659	29,969
Diversified Financial Services - 0.4%
Citigroup Capital XIII 7.875%	98,587	2,711
GMAC Capital Trust I Series 2, 8.125%	915,482	24,306
		27,017
TOTAL NONCONVERTIBLE PREFERRED STOCKS		56,986
TOTAL PREFERRED STOCKS (Cost $100,830)		120,294
Floating Rate Loans - 8.3%
	Principal Amount (000s)
Automotive - 0.4%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/11/20 (h)	$ 780	785
Chrysler Group LLC Tranche B, term loan 4.25% 5/24/17 (h)	3,014	3,059
Federal-Mogul Corp.:
Tranche B, term loan 2.1369% 12/27/14 (h)	10,689	10,529
Tranche C, term loan 2.1375% 12/27/15 (h)	5,454	5,372
Tower Automotive Holdings USA LLC Tranche B, term loan 4.75% 4/23/20 (h)	1,736	1,745
		21,490
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Cable TV - 1.0%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (h)	$ 21,017	$ 21,174
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (h)	5,165	5,139
RCN Telecom Services, LLC Tranche B, term loan 5.25% 3/1/20 (h)	8,754	8,812
WideOpenWest Finance LLC:
Tranche B 1LN, term loan 4.25% 7/17/17 (h)	5,377	5,397
Tranche B, term loan 4.75% 4/1/19 (h)	20,988	21,172
		61,694
Capital Goods - 0.3%
Gardner Denver, Inc. Tranche B, term loan 4.25% 7/23/20 (h)	13,795	13,829
SRAM LLC. Tranche B, term loan 4.0219% 4/4/20 (h)	5,093	5,080
		18,909
Chemicals - 0.4%
Ascend Performance Materials Operation LLC Tranche B, term loan 6.75% 4/10/18 (h)	7,579	7,617
Cyanco Intermediate Corp. Tranche B, term loan 5.5% 5/1/20 (h)	6,685	6,693
INEOS U.S. Finance LLC Tranche B, term loan 4% 5/4/18 (h)	3,670	3,670
MacDermid, Inc.:
Tranche 2LN, term loan 7.75% 12/6/20 (h)	3,665	3,702
Tranche B 1LN, term loan 4% 6/7/20 (h)	1,280	1,286
Royal Adhesives & Sealants LLC Tranche B 1LN, term loan 5.5% 7/26/18 (h)	670	674
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4.75% 2/1/20 (h)	3,526	3,570
		27,212
Diversified Financial Services - 0.3%
Blackstone REL 10% 10/1/17	9,993	10,506
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (h)	6,075	6,120
		16,626
Diversified Media - 0.1%
WMG Acquisition Corp.:
term loan 3.75% 7/1/20 (h)	3,175	3,175
Tranche DD, term loan 3.75% 7/1/20 (h)	1,140	1,140
		4,315
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - 0.6%
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (h)	$ 16,270	$ 16,209
Tranche B 2LN, term loan 3.25% 1/31/22 (h)	2,195	2,187
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (h)	4,460	4,488
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (h)	3,260	3,293
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7212% 10/10/17 (h)	6,357	4,458
Topaz Power Holdings, LLC Tranche B, term loan 5.25% 2/26/20 (h)	5,587	5,587
		36,222
Energy - 0.3%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (h)	6,025	6,176
MRC Global, Inc. Tranche B, term loan 6% 11/9/19 (h)	9,022	9,078
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (h)	1,325	1,333
		16,587
Entertainment/Film - 0.1%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/23/20 (h)	4,828	4,840
Environmental - 0.0%
ADS Waste Holdings, Inc. Tranche B, term loan 4.25% 10/9/19 (h)	2,557	2,573
Food & Drug Retail - 0.1%
Rite Aid Corp. Tranche 2LN, term loan 5.75% 8/21/20 (h)	660	681
Sprouts Farmers Market LLC Tranche B, term loan 4.5% 4/12/20 (h)	2,360	2,360
		3,041
Food/Beverage/Tobacco - 0.0%
Constellation Brands, Inc. Tranche B, term loan 2.75% 5/2/20 (h)	1,420	1,425
Gaming - 0.1%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (h)	3,239	3,243
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (h)	3,497	3,497
		6,740
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Healthcare - 0.4%
Community Health Systems, Inc. term loan 3.7728% 1/25/17 (h)	$ 3,379	$ 3,404
Genesis HealthCare Corp. Tranche B, term loan 10.0021% 12/4/17 (h)	3,697	3,771
HCA, Inc.:
Tranche B 4LN, term loan 2.9364% 5/1/18 (h)	8,105	8,136
Tranche B 5LN, term loan 3.0256% 3/31/17 (h)	9,145	9,168
		24,479
Homebuilders/Real Estate - 0.4%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (h)	1,264	1,264
Realogy Group LLC Tranche B, term loan 4.5% 3/5/20 (h)	20,943	21,152
		22,416
Metals/Mining - 0.8%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/31/20 (h)	7,661	7,488
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (h)	40,271	40,522
		48,010
Paper - 0.0%
Xerium Technologies, Inc. Tranche B, term loan 6.25% 5/2/19 (h)	2,525	2,538
Publishing/Printing - 0.1%
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (h)	7,811	7,830
Services - 0.2%
Laureate Education, Inc. Tranche B, term loan 5.25% 6/16/18 (h)	4,350	4,356
ServiceMaster Co. term loan 4.25% 1/31/17 (h)	5,905	5,861
		10,217
Super Retail - 0.9%
Davids Bridal, Inc. Tranche B, term loan 5% 10/11/19 (h)	6,517	6,566
JC Penney Corp., Inc. Tranche B, term loan 6% 5/21/18 (h)	8,690	8,636
Neiman Marcus Group, Inc. Tranche B, term loan 4% 5/16/18 (h)	30,100	30,213
Serta Simmons Holdings, LLC Tranche B, term loan 5% 10/1/19 (h)	9,972	10,035
		55,450
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Technology - 1.7%
Avaya, Inc. Tranche B 3LN, term loan 4.7728% 10/26/17 (h)	$ 16,138	$ 14,201
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan:
3.5% 4/29/20 (h)	28,254	28,219
3.5% 4/29/20 (h)	750	749
First Data Corp. term loan 4.1905% 3/24/18 (h)	32,750	32,668
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (h)	11,930	11,930
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (h)	2,668	2,702
NXP BV Tranche C, term loan 4.75% 1/11/20 (h)	2,517	2,568
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9448% 2/28/17 (h)	3,151	3,175
Tranche E, term loan 4% 3/8/20 (h)	4,593	4,657
		100,869
Telecommunications - 0.1%
Altice Financing SA Tranche B, term loan 3.5434% 6/24/19 (h)	825	809
Crown Castle Operating Co. Tranche B, term loan 3.25% 1/31/19 (h)	4,040	4,040
		4,849
TOTAL FLOATING RATE LOANS (Cost $491,865)		498,332
Preferred Securities - 0.0%

Banks & Thrifts - 0.0%
Bank of America Corp. 8% (g)(h) (Cost $688)	680	753
Money Market Funds - 4.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b) (Cost $247,481)	247,480,753	$ 247,481
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $5,712,931)		5,885,819
NET OTHER ASSETS (LIABILITIES) - 1.8%		108,749
NET ASSETS - 100%		$ 5,994,568
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,282,961,000 or 38.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,150,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97	$ 5,807
RDA Holding Co. warrants 2/19/14	2/27/07 - 6/21/07	$ 16,939
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 70
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Broadview Networks Holdings, Inc.	$ 8,226	$ -	$ -	$ -	$ 6,337
Total	$ 8,226	$ -	$ -	$ -	$ 6,337
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,808	$ -	$ 2,658	$ 1,150
Energy	11,342	-	11,342	-
Financials	109,600	79,631	29,969	-
Industrials	11,188	9,237	-	1,951
Materials	11,346	21	-	11,325
Telecommunication Services	6,337	-	-	6,337
Corporate Bonds	4,985,632	-	4,985,632	-
Floating Rate Loans	498,332	-	487,826	10,506
Preferred Securities	753	-	753	-
Money Market Funds	247,481	247,481	-	-
Total Investments in Securities:	$ 5,885,819	$ 336,370	$ 5,518,180	$ 31,269
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $5,695,242,000. Net unrealized appreciation aggregated $190,577,000, of which $304,605,000 related to appreciated investment securities and $114,028,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series High Income Fund

July 31, 2013

1.924275.102

FSH-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 81.9%
	Principal Amount	Value
Convertible Bonds - 0.3%
Capital Goods - 0.0%
General Cable Corp.:
0.875% 11/15/13	$ 1,612,000	$ 1,610,993
4.5% 11/15/29 (d)	1,814,000	2,037,122
		3,648,115
Metals/Mining - 0.3%
Peabody Energy Corp. 4.75% 12/15/66	38,718,000	29,111,096
TOTAL CONVERTIBLE BONDS		32,759,211
Nonconvertible Bonds - 81.6%
Aerospace - 0.4%
Alliant Techsystems, Inc. 6.875% 9/15/20	3,912,000	4,200,510
GenCorp, Inc. 7.125% 3/15/21 (f)	2,580,000	2,721,900
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18	8,013,000	8,734,170
7.125% 3/15/21	14,943,000	16,437,300
TransDigm, Inc. 7.5% 7/15/21 (f)	5,000,000	5,300,000
Triumph Group, Inc. 4.875% 4/1/21	5,000,000	4,968,750
		42,362,630
Air Transportation - 0.4%
Air Canada:
4.125% 5/15/25 (f)	5,370,000	5,356,575
5.375% 11/15/22 (f)	3,520,000	3,423,200
American Airlines, Inc. pass-thru certificates:
Series 2013-1A Class A, 4% 1/15/27 (f)	7,630,000	7,286,650
Series 2013-1B Class B, 5.625% 1/15/21 (f)	3,265,000	3,224,188
Continental Airlines, Inc. 6.125% 4/29/18 (f)	3,315,000	3,364,725
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22	2,669,604	2,856,477
U.S. Airways pass-thru Trust Series 2013-1:
Class A, 3.95% 5/15/27	11,400,000	10,887,000
Class B, 5.375% 5/15/23	4,710,000	4,592,250
United Continental Holdings, Inc. 6.375% 6/1/18	1,975,000	1,994,750
		42,985,815
Automotive - 2.8%
Affinia Group, Inc. 7.75% 5/1/21 (f)	3,230,000	3,326,900
American Axle & Manufacturing, Inc. 6.25% 3/15/21	7,625,000	8,015,781
Chassix, Inc. 9.25% 8/1/18 (f)	4,235,000	4,414,988
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	$ 10,810,000	$ 11,796,413
8.25% 6/15/21	18,805,000	20,920,563
Continental Rubber of America Corp. 4.5% 9/15/19 (f)	5,805,000	5,902,193
Dana Holding Corp.:
6.5% 2/15/19	4,575,000	4,883,813
6.75% 2/15/21	4,885,000	5,214,738
Delphi Corp.:
5% 2/15/23	3,820,000	3,972,800
5.875% 5/15/19	22,965,000	24,400,313
6.125% 5/15/21	15,255,000	16,666,088
Ford Motor Co.:
6.375% 2/1/29	4,276,000	4,669,768
6.625% 2/15/28	2,943,000	3,226,799
6.625% 10/1/28	1,075,000	1,204,862
7.125% 11/15/25	175,000	202,792
7.45% 7/16/31	3,680,000	4,537,620
Ford Motor Credit Co. LLC:
5% 5/15/18	15,045,000	16,311,037
5.875% 8/2/21	11,440,000	12,685,793
6.625% 8/15/17	8,930,000	10,181,754
8.125% 1/15/20	6,448,000	7,927,822
General Motors Acceptance Corp. 8% 11/1/31	27,411,000	32,756,145
General Motors Corp.:
6.75% 5/1/28 (c)	11,501,000	1
7.2% 1/15/11 (c)	5,277,000	1
7.7% 4/15/16 (c)	8,201,000	1
8.25% 7/15/23 (c)	7,519,000	1
8.375% 7/15/33 (c)	15,931,000	2
General Motors Financial Co., Inc.:
2.75% 5/15/16 (f)	10,965,000	10,923,881
3.25% 5/15/18 (f)	5,930,000	5,796,575
4.25% 5/15/23 (f)	7,940,000	7,622,400
International Automotive Components Group SA 9.125% 6/1/18 (f)	8,050,000	8,130,500
Jaguar Land Rover PLC 5.625% 2/1/23 (f)	10,850,000	10,633,000
LKQ Corp. 4.75% 5/15/23 (f)	2,240,000	2,147,600
Schaeffler Finance BV 4.75% 5/15/21 (f)	14,660,000	14,220,200
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (f)(h)	12,320,000	12,566,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
Stoneridge, Inc. 9.5% 10/15/17 (f)	$ 2,582,000	$ 2,775,650
Tenneco, Inc.:
6.875% 12/15/20	7,083,000	7,649,640
7.75% 8/15/18	4,072,000	4,377,400
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (f)	2,521,000	2,656,529
		292,718,763
Banks & Thrifts - 1.5%
Ally Financial, Inc.:
2.9462% 7/18/16 (h)	13,745,000	13,846,204
3.475% 2/11/14 (h)	13,395,000	13,510,465
4.5% 2/11/14	4,220,000	4,270,640
5.5% 2/15/17	15,315,000	16,191,401
6.25% 12/1/17	1,024,000	1,109,418
7.5% 9/15/20	33,775,000	39,221,219
8% 3/15/20	29,438,000	34,663,245
General Motors Acceptance Corp. 6.75% 12/1/14	9,100,000	9,604,140
GMAC LLC:
6.75% 12/1/14	8,544,000	9,035,280
8% 12/31/18	10,196,000	11,750,890
8% 11/1/31	2,725,000	3,297,250
		156,500,152
Broadcasting - 0.5%
AMC Networks, Inc. 4.75% 12/15/22	3,120,000	3,026,400
Clear Channel Communications, Inc.:
4.9% 5/15/15	2,524,000	2,385,180
10.75% 8/1/16	5,749,000	5,317,825
11.25% 3/1/21	8,530,000	9,105,775
Sirius XM Radio, Inc.:
4.25% 5/15/20 (f)	5,765,000	5,361,450
4.625% 5/15/23 (f)	5,765,000	5,303,800
Starz LLC/Starz Finance Corp. 5% 9/15/19	8,565,000	8,629,238
Univision Communications, Inc. 6.875% 5/15/19 (f)	10,760,000	11,486,300
		50,615,968
Building Materials - 4.1%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (f)	3,065,000	3,057,338
Associated Materials LLC 9.125% 11/1/17	40,142,000	43,303,183
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Building Materials - continued
BC Mountain LLC/BC Mountain Finance, Inc. 7% 2/1/21 (f)	$ 2,655,000	$ 2,761,200
Building Materials Corp. of America 6.75% 5/1/21 (f)	7,455,000	7,976,850
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (f)	28,650,000	31,873,125
CEMEX Finance LLC:
9.375% 10/12/22 (f)	26,665,000	29,798,138
9.5% 12/14/16 (f)	26,745,000	28,483,425
CEMEX SA de CV:
5.2756% 9/30/15 (f)(h)	51,910,000	53,467,300
5.875% 3/25/19 (f)	6,260,000	6,228,700
9% 1/11/18 (f)	28,880,000	31,407,000
Gibraltar Industries, Inc. 6.25% 2/1/21 (f)	915,000	937,875
HD Supply, Inc.:
7.5% 7/15/20 (f)	17,965,000	19,042,900
11.5% 7/15/20	32,205,000	38,203,181
Headwaters, Inc. 7.625% 4/1/19	29,216,000	31,516,760
Interline Brands, Inc. 10% 11/15/18 pay-in-kind	2,455,000	2,651,400
Masco Corp.:
5.95% 3/15/22	17,870,000	19,120,900
6.125% 10/3/16	2,705,000	3,016,075
7.125% 3/15/20	7,186,000	8,138,145
Masonite International Corp. 8.25% 4/15/21 (f)	3,975,000	4,332,750
Ply Gem Industries, Inc.:
8.25% 2/15/18	32,309,000	34,812,948
9.375% 4/15/17	2,687,000	2,868,373
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20	1,065,000	1,134,225
USG Corp.:
7.875% 3/30/20 (f)	9,590,000	10,620,925
8.375% 10/15/18 (f)	12,260,000	13,394,050
		428,146,766
Cable TV - 3.6%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	12,660,000	11,583,900
5.25% 3/15/21 (f)	10,630,000	10,204,800
5.75% 9/1/23 (f)	8,805,000	8,276,700
5.75% 1/15/24	28,860,000	26,984,100
6.5% 4/30/21	38,860,000	39,928,650
6.625% 1/31/22	16,840,000	17,218,900
7% 1/15/19	28,461,000	30,168,660
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
CCO Holdings LLC/CCO Holdings Capital Corp.: - continued
7.375% 6/1/20	$ 11,590,000	$ 12,488,225
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)	24,680,000	25,482,100
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)	20,000,000	19,200,000
Cogeco Cable, Inc. 4.875% 5/1/20 (f)	5,625,000	5,554,688
CSC Holdings LLC:
6.75% 11/15/21	1,880,000	2,058,600
8.625% 2/15/19	3,438,000	4,022,460
DISH DBS Corp.:
5% 3/15/23	10,050,000	9,421,875
5.125% 5/1/20 (f)	4,585,000	4,504,763
6.75% 6/1/21	13,130,000	13,917,800
EchoStar Communications Corp. 7.125% 2/1/16	11,031,000	12,078,945
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)	14,970,000	16,541,850
Lynx I Corp. 5.375% 4/15/21 (f)	6,285,000	6,363,563
Lynx II Corp. 6.375% 4/15/23 (f)	4,445,000	4,561,681
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (f)	10,655,000	10,415,263
7.5% 3/15/19 (f)	2,795,000	3,018,600
UPCB Finance III Ltd. 6.625% 7/1/20 (f)	42,728,000	45,718,960
UPCB Finance V Ltd. 7.25% 11/15/21 (f)	11,355,000	12,235,013
UPCB Finance VI Ltd. 6.875% 1/15/22 (f)	5,860,000	6,211,600
Virgin Media Finance PLC 4.875% 2/15/22	8,120,000	7,490,700
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)	12,090,000	12,694,500
		378,346,896
Capital Goods - 0.7%
Amsted Industries, Inc. 8.125% 3/15/18 (f)	7,350,000	7,809,375
Briggs & Stratton Corp. 6.875% 12/15/20	2,784,000	3,072,840
CNH Capital LLC 6.25% 11/1/16	6,105,000	6,669,713
Coleman Cable, Inc. 9% 2/15/18	15,926,000	16,881,560
General Cable Corp. 5.75% 10/1/22 (f)	15,145,000	14,804,238
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Capital Goods - continued
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (f)	$ 11,035,000	$ 11,448,813
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (f)	11,310,000	11,762,400
		72,448,939
Chemicals - 3.8%
Axiall Corp. 4.875% 5/15/23 (f)	3,045,000	2,892,750
Celanese U.S. Holdings LLC:
4.625% 11/15/22	10,320,000	9,984,600
5.875% 6/15/21	5,630,000	5,911,500
6.625% 10/15/18	8,055,000	8,598,713
Chemtura Corp. 5.75% 7/15/21	5,410,000	5,382,950
Eagle Spinco, Inc. 4.625% 2/15/21 (f)	5,170,000	4,963,200
Hexion U.S. Finance Corp.:
6.625% 4/15/20	4,875,000	4,984,688
6.625% 4/15/20 (f)	47,130,000	48,190,425
Huntsman International LLC 4.875% 11/15/20	9,635,000	9,538,650
INEOS Finance PLC:
7.5% 5/1/20 (f)	12,935,000	13,905,125
8.375% 2/15/19 (f)	5,870,000	6,442,325
Kinove German Bondco GmbH 9.625% 6/15/18 (f)	5,545,000	6,154,950
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75% 3/1/19	2,936,000	2,987,380
LSB Industries, Inc. 7.75% 8/1/19 (f)	3,905,000	3,905,000
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20	50,845,000	54,149,925
Olin Corp. 5.5% 8/15/22	1,945,000	1,988,763
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (f)(h)	9,190,000	9,350,825
PolyOne Corp. 5.25% 3/15/23 (f)	9,960,000	9,760,800
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (f)	11,120,000	11,092,200
Rockwood Specialties Group, Inc. 4.625% 10/15/20	17,610,000	17,874,150
Taminco Global Chemical Corp. 9.75% 3/31/20 (f)	2,550,000	2,875,125
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (f)	100,615,000	99,860,388
Tronox Finance LLC 6.375% 8/15/20 (f)	48,120,000	46,074,900
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)	4,700,000	4,870,375
		391,739,707
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Consumer Products - 0.3%
Brunswick Corp. 4.625% 5/15/21 (f)	$ 5,765,000	$ 5,592,050
Elizabeth Arden, Inc. 7.375% 3/15/21	3,023,000	3,264,840
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)	2,545,000	2,424,113
Libbey Glass, Inc. 6.875% 5/15/20	5,122,000	5,480,540
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (f)	2,750,000	2,921,875
6.625% 11/15/22 (f)	3,250,000	3,477,500
Tempur-Pedic International, Inc. 6.875% 12/15/20 (f)	5,025,000	5,326,500
Wolverine World Wide, Inc. 6.125% 10/15/20 (f)	5,085,000	5,313,825
		33,801,243
Containers - 3.6%
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (f)	6,425,000	6,842,625
9.125% 10/15/20 (f)	16,147,000	17,519,495
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.875% 11/15/22 (f)	13,568,000	13,194,880
7% 11/15/20 (f)	8,935,000	8,800,975
7.375% 10/15/17 (f)	2,260,000	2,404,075
9.125% 10/15/20 (f)	23,514,000	25,395,120
Ball Corp. 4% 11/15/23	23,570,000	21,566,550
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (f)	6,729,000	6,721,430
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)	4,095,000	4,279,275
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	9,503,000	10,096,938
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (f)	2,720,000	2,536,400
Graphic Packaging International, Inc.:
4.75% 4/15/21	3,120,000	3,018,600
7.875% 10/1/18	2,726,000	2,964,525
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	19,625,000	19,968,438
6.875% 2/15/21	30,266,000	32,195,458
7.125% 4/15/19	6,077,000	6,487,198
7.875% 8/15/19	26,275,000	28,902,500
8.25% 2/15/21	29,049,000	29,557,358
9% 4/15/19	10,846,000	11,279,840
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA: - continued
9.875% 8/15/19	$ 33,440,000	$ 36,115,200
Sealed Air Corp.:
5.25% 4/1/23 (f)	13,170,000	12,807,825
6.5% 12/1/20 (f)	14,685,000	15,859,800
8.125% 9/15/19 (f)	16,295,000	18,168,925
8.375% 9/15/21 (f)	18,235,000	20,696,725
Tekni-Plex, Inc. 9.75% 6/1/19 (f)	13,404,000	14,945,460
		372,325,615
Diversified Financial Services - 5.3%
Aircastle Ltd.:
6.25% 12/1/19	11,280,000	11,872,200
7.625% 4/15/20	3,080,000	3,441,900
9.75% 8/1/18	11,849,000	13,152,390
CIT Group, Inc.:
4.25% 8/15/17	8,475,000	8,665,688
5% 5/15/17	32,275,000	34,050,125
5% 8/15/22	8,475,000	8,400,844
5.25% 3/15/18	23,120,000	24,565,000
5.375% 5/15/20	20,560,000	21,485,200
5.5% 2/15/19 (f)	11,890,000	12,469,638
6.625% 4/1/18 (f)	3,000,000	3,315,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	21,249,000	22,444,256
International Lease Finance Corp.:
2.2238% 6/15/16 (h)	5,000,000	4,950,000
4.625% 4/15/21	3,795,000	3,638,456
5.625% 9/20/13	6,328,000	6,343,820
5.65% 6/1/14	3,798,000	3,892,950
5.75% 5/15/16	14,235,000	15,000,145
6.25% 5/15/19	25,245,000	26,633,475
6.625% 11/15/13	19,195,000	19,458,931
7.125% 9/1/18 (f)	29,553,000	33,321,008
8.25% 12/15/20	17,186,000	19,892,795
8.625% 9/15/15	55,155,000	61,084,163
8.625% 1/15/22	7,920,000	9,405,000
8.75% 3/15/17	39,296,000	45,092,160
8.875% 9/1/17	27,430,000	31,818,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.375% 4/1/20 (f)	$ 5,330,000	$ 5,383,300
Renaissance Acquisition Corp. 6.875% 8/15/21 (f)	24,179,000	24,058,105
SLM Corp.:
5.5% 1/25/23	13,335,000	12,473,039
6% 1/25/17	15,240,000	16,192,500
7.25% 1/25/22	7,690,000	8,151,400
8% 3/25/20	22,883,000	25,514,545
8.45% 6/15/18	10,520,000	12,099,262
		548,266,095
Diversified Media - 1.0%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	6,195,000	6,411,825
6.5% 11/15/22	16,855,000	17,613,475
7.625% 3/15/20	13,755,000	14,373,975
7.625% 3/15/20	20,835,000	21,980,925
Lamar Media Corp. 5.875% 2/1/22	5,590,000	5,757,700
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (f)	8,755,000	8,601,788
7.75% 10/15/18	9,435,000	10,260,563
Quebecor Media, Inc. 5.75% 1/15/23	15,795,000	15,439,613
WMG Acquisition Corp. 6% 1/15/21 (f)	3,294,000	3,442,230
		103,882,094
Electric Utilities - 4.8%
Atlantic Power Corp. 9% 11/15/18	29,930,000	29,630,700
Calpine Corp.:
7.5% 2/15/21 (f)	59,710,000	63,889,700
7.875% 7/31/20 (f)	21,744,000	23,592,240
7.875% 1/15/23 (f)	24,530,000	26,615,050
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	5,587,000	6,047,928
11% 10/1/21	9,291,000	10,080,735
12.25% 3/1/22 (f)	32,905,000	36,606,813
GenOn Energy, Inc.:
9.5% 10/15/18	33,939,000	38,860,155
9.875% 10/15/20	32,142,000	36,159,750
InterGen NV 7% 6/30/23 (f)	49,715,000	49,590,713
Mirant Americas Generation LLC:
8.5% 10/1/21	35,482,000	38,675,380
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Mirant Americas Generation LLC: - continued
9.125% 5/1/31	$ 14,621,000	$ 15,790,680
NRG Energy, Inc.:
7.625% 5/15/19	5,470,000	5,770,850
7.875% 5/15/21	6,125,000	6,737,500
NSG Holdings II, LLC 7.75% 12/15/25 (f)	10,021,000	10,572,155
Puget Energy, Inc.:
5.625% 7/15/22	7,350,000	7,921,477
6% 9/1/21	12,615,000	13,934,415
RRI Energy, Inc. 7.875% 6/15/17	14,506,000	15,884,070
Tenaska Alabama Partners LP 7% 6/30/21 (f)	1,327,096	1,400,086
The AES Corp.:
4.875% 5/15/23	30,370,000	28,851,500
7.375% 7/1/21	24,755,000	27,973,150
8% 10/15/17	1,188,000	1,378,080
8% 6/1/20	2,000,000	2,315,000
		498,278,127
Energy - 9.5%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	19,395,000	18,425,250
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	5,940,000	6,311,250
7% 5/20/22	12,725,000	13,552,125
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	9,120,000	9,530,400
6.5% 5/20/21	2,007,000	2,087,280
Antero Resources Finance Corp. 7.25% 8/1/19	16,240,000	17,133,200
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21 (f)	23,635,000	21,685,113
5.875% 8/1/23 (f)	10,365,000	9,898,575
6.625% 10/1/20 (f)	5,285,000	5,390,700
Atwood Oceanics, Inc. 6.5% 2/1/20	2,285,000	2,433,525
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19	5,625,000	6,145,313
Chesapeake Energy Corp.:
3.25% 3/15/16	17,300,000	17,256,750
5.375% 6/15/21	20,855,000	20,802,863
5.75% 3/15/23	11,040,000	11,122,800
6.125% 2/15/21	8,180,000	8,670,800
6.625% 8/15/20	13,290,000	14,419,650
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Chesapeake Energy Corp.: - continued
6.875% 11/15/20	$ 8,215,000	$ 8,995,425
9.5% 2/15/15	22,961,000	25,429,308
Chesapeake Midstream Partners LP/CHKM Finance Corp. 6.125% 7/15/22	10,715,000	11,223,963
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (d)	6,295,000	6,357,950
Concho Resources, Inc. 5.5% 4/1/23	14,585,000	14,548,538
Continental Resources, Inc.:
5% 9/15/22	8,550,000	8,592,750
7.125% 4/1/21	2,445,000	2,726,175
7.375% 10/1/20	3,587,000	3,981,570
Crestwood Midstream Partners LP/Finance Corp. 7.75% 4/1/19	21,505,000	22,472,725
Denbury Resources, Inc.:
4.625% 7/15/23	6,050,000	5,535,750
8.25% 2/15/20	4,907,000	5,397,700
Edgen Murray Corp. 8.75% 11/1/20 (f)	15,430,000	15,430,000
Energy Transfer Equity LP 7.5% 10/15/20	36,250,000	40,826,563
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	6,720,000	7,392,000
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	11,035,000	11,807,450
9.375% 5/1/20	17,220,000	19,544,700
Expro Finance Luxembourg SCA 8.5% 12/15/16 (f)	19,651,000	20,731,805
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	15,740,000	15,897,400
Forest Oil Corp. 7.25% 6/15/19	13,767,000	13,594,913
Gibson Energy, Inc. 6.75% 7/15/21 (f)	5,000,000	5,075,000
Gulfmark Offshore, Inc. 6.375% 3/15/22	10,320,000	10,552,200
Hornbeck Offshore Services, Inc. 5.875% 4/1/20	9,240,000	9,401,700
Inergy Midstream LP/Inergy Finance Corp. 6% 12/15/20 (f)	15,650,000	15,728,250
Kodiak Oil & Gas Corp. 5.5% 1/15/21 (f)	3,895,000	3,924,213
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (f)	39,225,000	36,871,500
6.5% 5/15/19	10,850,000	10,551,625
8.625% 4/15/20	19,673,000	20,459,920
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
4.5% 7/15/23	16,805,000	15,796,700
5.5% 2/15/23	4,635,000	4,681,350
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Markwest Energy Partners LP/Markwest Energy Finance Corp.: - continued
6.25% 6/15/22	$ 13,147,000	$ 14,067,290
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (f)	2,700,000	2,706,750
Offshore Group Investment Ltd.:
7.125% 4/1/23 (f)	25,585,000	25,648,963
7.5% 11/1/19	43,425,000	45,596,250
Oil States International, Inc. 6.5% 6/1/19	11,590,000	12,401,300
Pacific Drilling SA 5.375% 6/1/20 (f)	5,770,000	5,654,600
PetroBakken Energy Ltd. 8.625% 2/1/20 (f)	5,450,000	5,313,750
Pioneer Drilling Co. 9.875% 3/15/18	8,092,000	8,759,590
Plains Exploration & Production Co.:
6.625% 5/1/21	18,000,000	19,172,610
7.625% 4/1/20	6,256,000	6,924,497
Regency Energy Partners LP/Regency Energy Finance Corp.:
4.5% 11/1/23 (f)	11,545,000	10,852,300
5.5% 4/15/23	11,430,000	11,544,300
6.875% 12/1/18	7,529,000	8,131,320
Rosetta Resources, Inc. 5.625% 5/1/21	9,325,000	9,325,000
Sabine Pass Liquefaction LLC 5.625% 2/1/21 (f)	8,475,000	8,358,469
Samson Investment Co. 10% 2/15/20 (f)	23,315,000	24,713,900
SemGroup Corp. 7.5% 6/15/21 (f)	8,680,000	8,788,500
SESI LLC 6.375% 5/1/19	15,160,000	15,993,800
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	6,431,000	6,623,930
Stone Energy Corp. 7.5% 11/15/22	11,035,000	11,641,925
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
7.375% 8/1/21	29,453,000	31,661,975
7.5% 10/1/18	15,134,000	16,344,720
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (f)	27,225,000	24,978,938
5.25% 5/1/23 (f)	21,125,000	20,808,125
6.375% 8/1/22	4,808,000	5,096,480
6.875% 2/1/21	9,907,000	10,625,258
7.875% 10/15/18	7,826,000	8,452,080
Tesoro Corp.:
4.25% 10/1/17	5,885,000	6,032,125
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Tesoro Corp.: - continued
5.375% 10/1/22	$ 3,510,000	$ 3,474,900
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21 (f)	6,330,000	6,369,563
WPX Energy, Inc.:
5.25% 1/15/17	9,345,000	9,882,338
6% 1/15/22	9,735,000	9,905,363
		994,245,646
Entertainment/Film - 0.1%
Cinemark U.S.A., Inc.:
4.875% 6/1/23 (f)	8,060,000	7,616,700
5.125% 12/15/22	2,835,000	2,732,231
		10,348,931
Environmental - 0.9%
ADS Waste Holdings, Inc. 8.25% 10/1/20 (f)	9,535,000	10,035,588
Clean Harbors, Inc.:
5.125% 6/1/21	5,870,000	5,987,400
5.25% 8/1/20	7,930,000	8,128,250
Covanta Holding Corp.:
6.375% 10/1/22	10,324,000	10,622,106
7.25% 12/1/20	12,118,000	13,101,170
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)	5,170,000	5,312,175
Tervita Corp.:
8% 11/15/18 (f)	29,450,000	30,517,563
9.75% 11/1/19 (f)	13,685,000	12,795,475
		96,499,727
Food & Drug Retail - 2.6%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (f)	44,673,000	49,028,618
ESAL GmbH 6.25% 2/5/23 (f)	34,985,000	32,098,738
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (f)	34,765,000	33,374,400
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (f)	4,585,000	4,699,625
Rite Aid Corp.:
6.75% 6/15/21 (f)	88,495,000	88,716,238
7.7% 2/15/27	4,550,000	4,629,625
9.25% 3/15/20	36,400,000	40,540,500
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (f)	2,520,000	2,693,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food & Drug Retail - continued
Sun Merger Sub, Inc. 5.25% 8/1/18 (f)	$ 6,005,000	$ 6,020,013
Tops Markets LLC 8.875% 12/15/17 (f)	11,275,000	12,430,688
		274,231,695
Food/Beverage/Tobacco - 1.8%
Bumble Bee Acquisition Corp. 9% 12/15/17 (f)	39,160,000	42,635,450
C&S Group Enterprises LLC 8.375% 5/1/17 (f)	20,197,000	21,711,775
Constellation Brands, Inc. 3.75% 5/1/21	4,820,000	4,506,700
Dean Foods Co. 7% 6/1/16	3,415,000	3,773,575
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. 9.875% 2/1/20 (f)	3,270,000	3,576,563
H.J. Heinz Co. 6.375% 7/15/28	1,875,000	1,968,750
H.J. Heinz Finance Co. 7.125% 8/1/39 (f)	10,720,000	11,175,600
JBS Finance II Ltd. 8.25% 1/29/18 (f)	20,275,000	21,339,438
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (f)	7,649,000	7,840,225
8.25% 2/1/20 (f)	52,223,000	55,356,380
Post Holdings, Inc. 7.375% 2/15/22 (f)	3,300,000	3,539,250
Smithfield Foods, Inc. 6.625% 8/15/22	9,395,000	9,935,213
		187,358,919
Gaming - 2.7%
Ameristar Casinos, Inc. 7.5% 4/15/21	16,225,000	17,320,188
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (f)	2,475,000	2,679,188
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20	38,215,000	35,587,719
Caesars Operating Escrow LLC/Caesars Escrow Corp.:
9% 2/15/20 (f)	23,440,000	21,916,400
9% 2/15/20 (f)	5,585,000	5,221,975
Chester Downs & Marina LLC 9.25% 2/1/20 (f)	5,895,000	5,836,050
Graton Economic Development Authority 9.625% 9/1/19 (f)	6,555,000	7,357,988
Harrah's Operating Co., Inc. 11.25% 6/1/17	8,189,000	8,511,442
MCE Finance Ltd. 5% 2/15/21 (f)	5,530,000	5,281,150
MGM Mirage, Inc.:
6.625% 12/15/21	5,540,000	5,844,700
7.5% 6/1/16	11,553,000	12,737,183
7.625% 1/15/17	7,781,000	8,753,625
7.75% 3/15/22	12,390,000	13,721,925
8.625% 2/1/19	33,710,000	39,061,463
10% 11/1/16	3,823,000	4,568,485
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Pinnacle Entertainment, Inc. 7.75% 4/1/22	$ 3,200,000	$ 3,352,000
PNK Finance Corp. 6.375% 8/1/21 (f)	19,315,000	19,459,863
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (f)	5,765,000	5,736,175
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (f)	5,000,000	4,637,500
5.375% 3/15/22	42,035,000	42,875,700
7.75% 8/15/20	9,697,000	10,909,125
		281,369,844
Healthcare - 7.4%
Alere, Inc.:
6.5% 6/15/20 (f)	27,655,000	28,277,238
7.25% 7/1/18 (f)	11,635,000	12,623,975
8.625% 10/1/18	6,390,000	6,933,150
Community Health Systems, Inc.:
5.125% 8/15/18	9,675,000	9,868,500
7.125% 7/15/20	10,750,000	11,005,313
8% 11/15/19	80,135,000	84,642,594
DaVita, Inc. 6.375% 11/1/18	5,041,000	5,343,460
Emergency Medical Services Corp. 8.125% 6/1/19	22,025,000	23,897,125
Endo Health Solutions, Inc. 7% 12/15/20	4,918,000	5,139,310
Fresenius Medical Care U.S. Finance II, Inc. 6.5% 9/15/18 (f)	4,395,000	4,845,488
Grifols, Inc. 8.25% 2/1/18	5,745,000	6,211,781
HCA Holdings, Inc.:
6.25% 2/15/21	18,100,000	18,778,750
7.75% 5/15/21	66,432,000	72,244,800
HCA, Inc.:
5.875% 3/15/22	3,715,000	3,928,613
5.875% 5/1/23	7,490,000	7,564,900
6.5% 2/15/20	33,210,000	36,572,513
7.25% 9/15/20	11,344,000	12,407,500
7.5% 11/6/33	2,199,000	2,220,990
7.875% 2/15/20	14,144,000	15,355,080
8.5% 4/15/19	7,992,000	8,651,340
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	4,765,000	5,003,250
IMS Health, Inc. 6% 11/1/20 (f)	5,540,000	5,720,050
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (f)	7,420,000	7,957,950
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (f)	$ 3,375,000	$ 3,830,625
Kindred Healthcare, Inc. 8.25% 6/1/19	3,950,000	4,157,375
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (f)	12,425,000	10,188,500
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	26,245,000	26,966,738
6.75% 10/15/22	25,361,000	27,516,685
7.5% 2/15/20	8,934,000	9,782,730
Radiation Therapy Services, Inc. 8.875% 1/15/17	1,715,000	1,599,238
Rotech Healthcare, Inc. 10.75% 10/15/15 (c)	7,566,000	7,641,660
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	7,530,000	7,341,750
8.125% 11/1/18	12,143,000	13,053,725
Select Medical Corp. 6.375% 6/1/21 (f)	5,765,000	5,592,050
Service Corp. International 4.5% 11/15/20	5,510,000	5,317,150
Sky Growth Acquisition Corp. 7.375% 10/15/20 (f)	5,130,000	5,335,200
Stewart Enterprises, Inc. 6.5% 4/15/19	6,280,000	6,696,050
Tenet Healthcare Corp.:
4.375% 10/1/21 (f)	42,420,000	39,026,400
4.5% 4/1/21 (f)	4,000,000	3,730,000
4.75% 6/1/20	7,795,000	7,483,200
6.25% 11/1/18	12,130,000	12,979,100
6.75% 2/1/20	8,375,000	8,333,125
Valeant Pharmaceuticals International:
6.5% 7/15/16 (f)	10,766,000	11,142,810
6.75% 8/15/21 (f)	23,271,000	24,085,485
6.875% 12/1/18 (f)	40,495,000	42,620,988
7% 10/1/20 (f)	7,255,000	7,690,300
7.25% 7/15/22 (f)	11,781,000	12,517,313
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19	6,286,000	6,749,593
VPI Escrow Corp. 6.375% 10/15/20 (f)	33,780,000	34,877,850
VPII Escrow Corp. 7.5% 7/15/21 (f)	20,345,000	21,820,013
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (c)(f)	8,430,000	4,889,400
		768,158,723
Homebuilders/Real Estate - 1.3%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)	8,180,000	8,364,050
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)	18,885,000	19,782,038
CB Richard Ellis Services, Inc. 6.625% 10/15/20	9,450,000	10,076,063
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
iStar Financial, Inc.:
3.875% 7/1/16	$ 6,695,000	$ 6,628,050
4.875% 7/1/18	5,765,000	5,620,875
KB Home:
7.25% 6/15/18	2,985,000	3,261,113
8% 3/15/20	7,135,000	7,955,525
Realogy Corp.:
7.625% 1/15/20 (f)	8,135,000	9,090,863
7.875% 2/15/19 (f)	4,602,000	4,993,170
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (f)	13,580,000	13,580,000
Ryland Group, Inc. 5.375% 10/1/22	1,760,000	1,672,000
Standard Pacific Corp.:
8.375% 5/15/18	20,467,000	23,690,553
8.375% 1/15/21	14,434,000	16,635,185
William Lyon Homes, Inc. 8.5% 11/15/20	5,765,000	6,312,675
		137,662,160
Hotels - 0.5%
FelCor Lodging LP:
5.625% 3/1/23	9,785,000	9,540,375
6.75% 6/1/19	29,550,000	31,175,250
Host Hotels & Resorts LP 6% 10/1/21	7,865,000	8,596,893
		49,312,518
Leisure - 0.5%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21 (f)	20,005,000	19,554,888
Dave & Buster's Parent, Inc. 0% 2/15/16 (f)	10,626,000	8,288,280
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	9,820,000	10,986,125
Royal Caribbean Cruises Ltd.:
11.875% 7/15/15	10,396,000	12,241,290
yankee 7.25% 6/15/16	1,253,000	1,403,360
		52,473,943
Metals/Mining - 2.1%
Alpha Natural Resources, Inc.:
6% 6/1/19	37,195,000	31,894,713
6.25% 6/1/21	22,125,000	18,474,375
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (f)	2,990,000	2,900,300
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (f)	$ 7,165,000	$ 7,379,950
Calcipar SA 6.875% 5/1/18 (f)	3,020,000	3,125,700
CONSOL Energy, Inc.:
8% 4/1/17	23,370,000	24,918,263
8.25% 4/1/20	30,710,000	33,090,025
Eldorado Gold Corp. 6.125% 12/15/20 (f)	5,545,000	5,323,200
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)	6,385,000	6,385,000
7% 11/1/15 (f)	20,089,000	20,541,003
8.25% 11/1/19 (f)	23,460,000	24,750,300
Peabody Energy Corp.:
6% 11/15/18	12,705,000	12,990,863
7.375% 11/1/16	2,137,000	2,382,755
Prince Mineral Holding Corp. 11.5% 12/15/19 (f)	4,885,000	5,257,481
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (f)	4,410,000	4,465,125
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (f)	2,000,000	2,070,000
SunCoke Energy, Inc. 7.625% 8/1/19	6,760,000	7,047,300
Walter Energy, Inc. 8.5% 4/15/21 (f)	12,450,000	10,115,625
		223,111,978
Paper - 0.4%
NewPage Corp. 11.375% 12/31/14 (c)	56,458,756	6
P.H. Glatfelter Co. 5.375% 10/15/20	4,150,000	4,077,375
Sappi Papier Holding GmbH 6.625% 4/15/21 (f)	4,955,000	4,793,963
Xerium Technologies, Inc. 8.875% 6/15/18	31,795,000	31,953,975
		40,825,319
Restaurants - 0.4%
DineEquity, Inc. 9.5% 10/30/18	18,221,000	20,544,360
Landry's Acquisition Co. 9.375% 5/1/20 (f)	9,980,000	10,803,350
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)	7,230,000	7,645,725
Roadhouse Financing, Inc. 10.75% 10/15/17	6,086,000	5,774,093
		44,767,528
Services - 1.8%
Ahern Rentals, Inc. 9.5% 6/15/18 (f)	4,270,000	4,366,075
Air Lease Corp.:
4.75% 3/1/20	2,645,000	2,618,550
6.125% 4/1/17	12,295,000	12,909,750
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Services - continued
APX Group, Inc.:
6.375% 12/1/19 (f)	$ 35,235,000	$ 34,354,125
8.75% 12/1/20 (f)	5,460,000	5,460,000
ARAMARK Corp. 5.75% 3/15/20 (f)	11,070,000	11,512,800
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.7751% 5/15/14 (h)	3,565,000	3,565,036
5.5% 4/1/23 (f)	7,610,000	7,495,850
Corrections Corp. of America:
4.125% 4/1/20	12,865,000	12,479,050
4.625% 5/1/23	14,415,000	14,018,588
Hertz Corp.:
5.875% 10/15/20	8,640,000	9,115,200
6.25% 10/15/22	7,840,000	8,310,400
Laureate Education, Inc. 9.25% 9/1/19 (f)	26,615,000	28,877,275
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)	7,835,000	8,030,875
The Geo Group, Inc.:
5.125% 4/1/23 (f)	3,810,000	3,686,175
6.625% 2/15/21	1,697,000	1,807,305
7.75% 10/15/17	2,306,000	2,415,535
United Rentals North America, Inc.:
5.75% 7/15/18	5,895,000	6,307,650
6.125% 6/15/23	7,900,000	8,206,125
		185,536,364
Shipping - 1.3%
Aguila 3 SA 7.875% 1/31/18 (f)	5,960,000	6,183,500
Kenan Advantage Group, Inc. 8.375% 12/15/18 (f)	10,135,000	10,540,400
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	37,907,000	39,423,280
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	31,746,000	30,198,383
8.875% 11/1/17	21,927,000	22,995,941
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc.:
9.25% 4/15/19	2,930,000	3,157,075
9.25% 4/15/19 (f)	2,765,000	2,979,288
Teekay Corp. 8.5% 1/15/20	9,015,000	9,803,813
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (f)	8,470,000	8,639,400
		133,921,080
Steel - 0.7%
Commercial Metals Co. 4.875% 5/15/23	11,525,000	10,718,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Steel - continued
JMC Steel Group, Inc. 8.25% 3/15/18 (f)	$ 49,047,000	$ 48,801,765
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18 (f)	5,420,000	5,528,400
Severstal Columbus LLC 10.25% 2/15/18	7,816,000	8,284,960
		73,333,375
Super Retail - 2.6%
Asbury Automotive Group, Inc.:
7.625% 3/15/17	16,127,000	16,590,813
8.375% 11/15/20	2,572,000	2,867,780
Claire's Stores, Inc.:
6.125% 3/15/20 (f)	9,785,000	9,931,775
7.75% 6/1/20 (f)	19,577,000	19,723,828
8.875% 3/15/19	2,305,000	2,477,875
9% 3/15/19 (f)	61,810,000	69,613,513
CST Brands, Inc. 5% 5/1/23 (f)	4,700,000	4,641,250
J. Crew Group, Inc. 8.125% 3/1/19	10,507,000	11,137,420
Limited Brands, Inc.:
6.625% 4/1/21	21,985,000	24,183,500
7% 5/1/20	3,907,000	4,361,189
Office Depot, Inc. 9.75% 3/15/19 (f)	5,835,000	6,972,825
Sally Holdings LLC 6.875% 11/15/19	6,960,000	7,621,200
Serta Simmons Holdings, LLC 8.125% 10/1/20 (f)	60,625,000	64,262,500
Sonic Automotive, Inc. 5% 5/15/23	6,640,000	6,407,600
The Bon-Ton Department Stores, Inc. 8% 6/15/21 (f)	13,790,000	14,169,225
Tops Holding II Corp. 8.75% 6/15/18 pay-in-kind (f)	8,950,000	8,927,625
		273,889,918
Technology - 4.4%
Avaya, Inc.:
7% 4/1/19 (f)	41,645,000	38,417,513
9% 4/1/19 (f)	13,125,000	12,567,188
10.5% 3/1/21 (f)	95,949,800	73,641,472
CDW LLC/CDW Finance Corp.:
8% 12/15/18	5,319,000	5,811,008
8.5% 4/1/19	25,775,000	28,288,063
Ceridian Corp.:
8.875% 7/15/19 (f)	4,185,000	4,739,513
11.25% 11/15/15	3,386,000	3,445,255
CommScope, Inc. 8.25% 1/15/19 (f)	4,843,000	5,315,193
Compiler Finance Sub, Inc. 7% 5/1/21 (f)	14,245,000	14,245,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
First Data Corp.:
6.75% 11/1/20 (f)	$ 13,420,000	$ 14,007,125
7.375% 6/15/19 (f)	22,120,000	23,226,000
8.25% 1/15/21 (f)	5,418,000	5,661,810
8.75% 1/15/22 pay-in-kind (f)(h)	6,321,000	6,652,853
10.625% 6/15/21 (f)	6,770,000	6,871,550
11.75% 8/15/21 (f)	3,000,000	2,865,000
12.625% 1/15/21	12,813,000	14,046,251
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (f)	14,917,000	16,166,299
10.125% 3/15/18 (f)	5,035,000	5,513,325
Infor US, Inc. 9.375% 4/1/19	5,320,000	5,945,100
Jabil Circuit, Inc. 5.625% 12/15/20	4,705,000	4,928,488
Lucent Technologies, Inc. 6.45% 3/15/29	2,216,000	1,750,640
Nuance Communications, Inc. 5.375% 8/15/20 (f)	21,695,000	21,152,625
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (f)	11,335,000	11,164,975
5.75% 3/15/23 (f)	9,060,000	9,150,600
Radio Systems Corp. 8.375% 11/1/19 (f)	5,025,000	5,452,125
Sanmina-SCI Corp. 7% 5/15/19 (f)	20,065,000	21,168,575
Sensata Technologies BV 4.875% 10/15/23 (f)	9,470,000	9,138,550
Serena Software, Inc. 10.375% 3/15/16	1,494,000	1,486,530
Spansion LLC 7.875% 11/15/17	7,092,000	7,304,760
SunGard Data Systems, Inc. 6.625% 11/1/19	13,865,000	14,384,938
VeriSign, Inc. 4.625% 5/1/23 (f)	8,930,000	8,572,800
Viasystems, Inc. 7.875% 5/1/19 (f)	11,460,000	12,262,200
WEX, Inc. 4.75% 2/1/23 (f)	4,975,000	4,676,500
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	33,000,000	36,300,000
		456,319,824
Telecommunications - 7.2%
Altice Financing SA 7.875% 12/15/19 (f)	6,080,000	6,475,200
Altice Finco SA 9.875% 12/15/20 (f)	16,505,000	18,072,975
Broadview Networks Holdings, Inc. 10.5% 11/15/17	8,001,000	7,840,980
Cricket Communications, Inc. 7.75% 10/15/20	8,760,000	9,964,500
Crown Castle International Corp. 5.25% 1/15/23	13,960,000	13,436,500
Digicel Group Ltd.:
6% 4/15/21 (f)	42,300,000	41,454,000
8.25% 9/1/17 (f)	2,177,000	2,269,523
10.5% 4/15/18 (f)	5,028,000	5,436,525
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
DigitalGlobe, Inc. 5.25% 2/1/21 (f)	$ 6,320,000	$ 5,972,400
Dycom Investments, Inc. 7.125% 1/15/21	3,755,000	3,970,913
Frontier Communications Corp. 8.5% 4/15/20	21,765,000	24,159,150
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (f)	44,305,000	42,532,800
6.625% 12/15/22 (f)	43,345,000	44,320,263
7.25% 4/1/19	22,535,000	24,365,969
7.5% 4/1/21	25,120,000	27,349,400
8.5% 11/1/19	4,411,000	4,868,641
Intelsat Luxembourg SA:
6.75% 6/1/18 (f)	8,650,000	9,039,250
7.75% 6/1/21 (f)	97,255,000	102,360,821
8.125% 6/1/23 (f)	20,455,000	21,989,125
Level 3 Communications, Inc. 8.875% 6/1/19	6,100,000	6,572,750
Level 3 Financing, Inc. 7% 6/1/20	8,475,000	8,792,813
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (f)	16,650,000	16,983,000
6.625% 11/15/20	14,495,000	15,219,750
6.625% 4/1/23 (f)	16,650,000	16,983,000
Millicom International Cellular SA 4.75% 5/22/20 (f)	5,910,000	5,777,025
NeuStar, Inc. 4.5% 1/15/23 (f)	6,430,000	6,012,050
NII Capital Corp. 7.625% 4/1/21	4,280,000	3,434,700
NII International Telecom S.C.A.:
7.875% 8/15/19 (f)	8,655,000	8,308,800
11.375% 8/15/19 (f)	5,675,000	6,228,313
SBA Communications Corp. 5.625% 10/1/19	5,595,000	5,636,963
Sprint Capital Corp.:
6.875% 11/15/28	5,954,000	5,477,680
6.9% 5/1/19	61,148,000	64,664,010
8.75% 3/15/32	3,616,000	3,860,080
Sprint Nextel Corp.:
6% 12/1/16	18,743,000	19,966,918
6% 11/15/22	22,120,000	21,290,500
8.375% 8/15/17	6,756,000	7,634,280
9% 11/15/18 (f)	6,060,000	7,181,100
Telesat Canada/Telesat LLC 6% 5/15/17 (f)	15,605,000	15,917,100
ViaSat, Inc. 6.875% 6/15/20	10,970,000	11,655,625
Wind Acquisition Finance SA:
7.25% 2/15/18 (f)	7,609,000	7,837,270
11.75% 7/15/17 (f)	30,208,000	31,869,440
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(h)	$ 37,018,893	$ 37,927,912
Windstream Corp. 7% 3/15/19	2,729,000	2,769,935
		753,879,949
Textiles & Apparel - 0.6%
DPL, Inc. 7.75% 10/15/20 (f)	8,425,000	8,561,906
Hanesbrands, Inc. 6.375% 12/15/20	43,707,000	47,913,799
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (f)	3,050,000	3,050,000
		59,525,705
TOTAL NONCONVERTIBLE BONDS		8,509,191,956
TOTAL CORPORATE BONDS (Cost $8,284,059,876)		8,541,951,167
Common Stocks - 1.1%
	Shares
Automotive - 0.4%
Delphi Automotive PLC	622,362	33,433,287
General Motors Co.:
warrants 7/10/16 (a)	177,998	4,677,787
warrants 7/10/19 (a)	177,998	3,316,103
Motors Liquidation Co. GUC Trust (a)	49,155	1,604,911
		43,032,088
Banks & Thrifts - 0.1%
CIT Group, Inc. (a)	111,200	5,572,232
Building Materials - 0.2%
Nortek, Inc. (a)	285,390	19,266,679
Nortek, Inc. warrants 12/7/14 (a)	10,000	180,000
		19,446,679
Capital Goods - 0.0%
Remy International, Inc.	83,400	1,733,886
Energy - 0.0%
Chesapeake Energy Corp.	98,900	2,304,370
Metals/Mining - 0.0%
Aleris International, Inc. (a)(i)	46,900	1,509,594
Common Stocks - continued
	Shares	Value
Paper - 0.2%
NewPage Corp.	244,856	$ 20,812,760
Shipping - 0.1%
DeepOcean Group Holding BV (a)(f)	419,352	10,644,445
Navios Maritime Holdings, Inc.	771,100	4,310,449
		14,954,894
Telecommunications - 0.1%
Broadview Networks Holdings, Inc. (e)	520,065	5,408,676
TOTAL COMMON STOCKS (Cost $123,466,458)		114,775,179
Preferred Stocks - 1.7%

Convertible Preferred Stocks - 0.8%
Banks & Thrifts - 0.5%
Bank of America Corp. Series L, 7.25%	27,200	30,541,248
Huntington Bancshares, Inc. 8.50%	18,781	22,950,382
Wells Fargo & Co. 7.50%	2,900	3,372,700
		56,864,330
Diversified Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	4,273	5,677,749
Electric Utilities - 0.0%
PPL Corp. 8.75%	88,900	4,830,826
Energy - 0.2%
Chesapeake Energy Corp. Series A, 5.75% (f)	16,800	17,976,000
TOTAL CONVERTIBLE PREFERRED STOCKS		85,348,905
Nonconvertible Preferred Stocks - 0.9%
Banks & Thrifts - 0.4%
Ally Financial, Inc. 7.00% (f)	46,654	45,604,285
Diversified Financial Services - 0.5%
Citigroup Capital XIII 7.875%	190,900	5,249,750
GMAC Capital Trust I Series 2, 8.125%	1,634,300	43,390,665
		48,640,415
TOTAL NONCONVERTIBLE PREFERRED STOCKS		94,244,700
TOTAL PREFERRED STOCKS (Cost $164,301,344)		179,593,605
Floating Rate Loans - 8.5%
	Principal Amount	Value
Automotive - 0.4%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/11/20 (h)	$ 1,220,000	$ 1,227,625
Chrysler Group LLC Tranche B, term loan 4.25% 5/24/17 (h)	10,091,538	10,242,911
Federal-Mogul Corp.:
Tranche B, term loan 2.1369% 12/27/14 (h)	16,007,042	15,766,936
Tranche C, term loan 2.1375% 12/27/15 (h)	8,167,037	8,044,532
Tower Automotive Holdings USA LLC Tranche B, term loan 4.75% 4/23/20 (h)	2,718,188	2,733,491
		38,015,495
Cable TV - 1.0%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (h)	40,652,083	40,956,974
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (h)	8,070,000	8,029,650
RCN Telecom Services, LLC Tranche B, term loan 5.25% 3/1/20 (h)	13,597,448	13,686,647
WideOpenWest Finance LLC:
Tranche B 1LN, term loan 4.25% 7/17/17 (h)	11,506,163	11,549,311
Tranche B, term loan 4.75% 4/1/19 (h)	32,750,338	33,036,903
		107,259,485
Capital Goods - 0.3%
Gardner Denver, Inc. Tranche B, term loan 4.25% 7/23/20 (h)	24,020,000	24,080,050
SRAM LLC. Tranche B, term loan 4.0219% 4/4/20 (h)	9,808,611	9,784,089
		33,864,139
Chemicals - 0.5%
Ascend Performance Materials Operation LLC Tranche B, term loan 6.75% 4/10/18 (h)	12,170,938	12,231,792
Cyanco Intermediate Corp. Tranche B, term loan 5.5% 5/1/20 (h)	10,440,000	10,453,050
INEOS U.S. Finance LLC Tranche B, term loan 4% 5/4/18 (h)	5,717,913	5,717,913
MacDermid, Inc.:
Tranche 2LN, term loan 7.75% 12/6/20 (h)	5,885,000	5,943,850
Tranche B 1LN, term loan 4% 6/7/20 (h)	2,055,000	2,065,275
OXEA Finance LLC Tranche B 1LN, term loan 4.25% 12/6/19 (h)	13,930,000	14,069,300
Royal Adhesives & Sealants LLC Tranche B 1LN, term loan 5.5% 7/26/18 (h)	1,170,000	1,177,313
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4.75% 2/1/20 (h)	5,301,713	5,367,984
		57,026,477
Floating Rate Loans - continued
	Principal Amount	Value
Containers - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 2.1864% 4/3/15 (h)	$ 6,846,429	$ 6,846,429
Diversified Financial Services - 0.3%
Blackstone REL 10% 10/1/17	14,990,081	15,759,072
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (h)	9,431,363	9,502,098
		25,261,170
Diversified Media - 0.1%
WMG Acquisition Corp.:
term loan 3.75% 7/1/20 (h)	4,940,000	4,940,000
Tranche DD, term loan 3.75% 7/1/20 (h)	1,775,000	1,775,000
		6,715,000
Electric Utilities - 0.6%
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (h)	25,350,000	25,254,938
Tranche B 2LN, term loan 3.25% 1/31/22 (h)	3,420,000	3,407,175
EquiPower Resources Holdings LLC Tranche C, term loan 4.5% 12/21/19 (h)	2,260,000	2,276,950
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (h)	10,795,000	10,863,009
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (h)	5,070,000	5,120,700
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7212% 10/10/17 (h)	11,901,470	8,345,906
Topaz Power Holdings, LLC Tranche B, term loan 5.25% 2/26/20 (h)	8,656,500	8,656,500
		63,925,178
Energy - 0.3%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (h)	10,000,000	10,250,000
MRC Global, Inc. Tranche B, term loan 6% 11/9/19 (h)	17,314,163	17,422,376
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (h)	2,075,000	2,087,969
		29,760,345
Entertainment/Film - 0.1%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/23/20 (h)	7,551,075	7,569,953
Floating Rate Loans - continued
	Principal Amount	Value
Environmental - 0.0%
ADS Waste Holdings, Inc. Tranche B, term loan 4.25% 10/9/19 (h)	$ 3,815,825	$ 3,839,674
Food & Drug Retail - 0.0%
Rite Aid Corp. Tranche 2LN, term loan 5.75% 8/21/20 (h)	1,010,000	1,042,825
Sprouts Farmers Market LLC Tranche B, term loan 4.5% 4/12/20 (h)	3,690,000	3,690,000
		4,732,825
Food/Beverage/Tobacco - 0.1%
Arysta Lifescience Spc LLC Tranche B 1LN, term loan 4.5% 5/29/20 (h)	3,600,000	3,627,000
Constellation Brands, Inc. Tranche B, term loan 2.75% 5/2/20 (h)	5,215,000	5,234,556
		8,861,556
Gaming - 0.1%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (h)	5,857,668	5,864,990
Harrah's Entertainment, Inc. Tranche B 4LN, term loan 9.5% 10/31/16 (h)	1,427,030	1,416,328
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (h)	5,099,375	5,099,375
		12,380,693
Healthcare - 0.4%
Community Health Systems, Inc. term loan 3.7728% 1/25/17 (h)	2,869,649	2,891,171
Genesis HealthCare Corp. Tranche B, term loan 10.0021% 12/4/17 (h)	5,495,350	5,605,257
Grifols, Inc. Tranche B, term loan 4.25% 6/1/17 (h)	8,277,885	8,360,664
HCA, Inc.:
Tranche B 4LN, term loan 2.9364% 5/1/18 (h)	12,670,000	12,718,146
Tranche B 5LN, term loan 3.0256% 3/31/17 (h)	14,285,000	14,320,713
		43,895,951
Homebuilders/Real Estate - 0.3%
Realogy Corp.:
Credit-Linked Deposit 3.1963% 10/10/13 (h)	448,843	448,843
Credit-Linked Deposit 4.4463% 10/10/16 (h)	1,664,568	1,664,568
Realogy Group LLC Tranche B, term loan 4.5% 3/5/20 (h)	32,518,500	32,843,685
		34,957,096
Floating Rate Loans - continued
	Principal Amount	Value
Hotels - 0.0%
Four Seasons Holdings, Inc. Tranche B 1LN, term loan 4.25% 6/27/20 (h)	$ 2,835,000	$ 2,866,894
Metals/Mining - 0.8%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/31/20 (h)	11,970,000	11,700,675
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (h)	66,715,850	67,132,824
		78,833,499
Paper - 0.0%
Xerium Technologies, Inc. Tranche B, term loan 6.25% 5/2/19 (h)	3,930,000	3,949,650
Publishing/Printing - 0.1%
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (h)	11,621,600	11,650,654
Services - 0.2%
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (h)	4,085,000	4,115,638
Laureate Education, Inc. Tranche B, term loan 5.25% 6/16/18 (h)	8,902,379	8,913,507
ServiceMaster Co. term loan 4.25% 1/31/17 (h)	9,124,150	9,055,719
		22,084,864
Super Retail - 1.0%
Davids Bridal, Inc. Tranche B, term loan 5% 10/11/19 (h)	9,661,450	9,733,911
JC Penney Corp., Inc. Tranche B, term loan 6% 5/21/18 (h)	13,610,000	13,524,938
Neiman Marcus Group, Inc. Tranche B, term loan 4% 5/16/18 (h)	56,535,319	56,747,327
Serta Simmons Holdings, LLC Tranche B, term loan 5% 10/1/19 (h)	19,382,600	19,503,741
		99,509,917
Technology - 1.7%
Avaya, Inc. Tranche B 3LN, term loan 4.7728% 10/26/17 (h)	22,823,951	20,085,077
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan:
3.5% 4/29/20 (h)	1,310,000	1,308,363
3.5% 4/29/20 (h)	44,129,400	44,074,238
First Data Corp. term loan 4.1905% 3/24/18 (h)	69,190,336	69,017,360
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (h)	23,595,000	23,595,000
Floating Rate Loans - continued
	Principal Amount	Value
Technology - continued
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (h)	$ 3,982,097	$ 4,031,873
NXP BV Tranche C, term loan 4.75% 1/11/20 (h)	3,659,181	3,732,365
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9448% 2/28/17 (h)	2,677,278	2,697,358
Tranche E, term loan 4% 3/8/20 (h)	8,688,225	8,807,688
		177,349,322
Telecommunications - 0.1%
Altice Financing SA Tranche B, term loan 3.5434% 6/24/19 (h)	1,430,000	1,401,400
Crown Castle Operating Co. Tranche B, term loan 3.25% 1/31/19 (h)	7,057,699	7,057,699
		8,459,099
TOTAL FLOATING RATE LOANS (Cost $879,595,528)		889,615,365
Preferred Securities - 0.2%

Banks & Thrifts - 0.2%
Bank of America Corp.:
5.2% (g)(h)	5,000,000	4,563,778
8% (g)(h)	1,839,000	2,035,285
8.125% (g)(h)	8,657,000	9,834,538
TOTAL PREFERRED SECURITIES (Cost $15,452,835)		16,433,601
Money Market Funds - 4.9%
	Shares
Fidelity Cash Central Fund, 0.11% (b) (Cost $512,500,423)	512,500,423	512,500,423
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.06%, dated 7/31/13 due 8/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $2,426,000)	$ 2,426,004	$ 2,426,000
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $9,981,802,464)		10,257,295,340
NET OTHER ASSETS (LIABILITIES) - 1.7%		173,849,704
NET ASSETS - 100%		$ 10,431,145,044
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,962,223,663 or 38.0% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,509,594 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aleris International, Inc.	3/11/11	$ 2,860,900
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,426,000 due 8/01/13 at 0.06%
Barclays Capital, Inc.	$ 677,665
Merrill Lynch, Pierce, Fenner & Smith, Inc.	474,325
UBS Securities LLC	1,274,010
$ 2,426,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 190,827
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Broadview Networks Holdings, Inc.	$ 7,020,878	$ -	$ -	$ -	$ 5,408,676
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 50,443,723	$ 44,765,974	$ 5,677,749	$ -
Energy	20,280,370	2,304,370	17,976,000	-
Financials	156,681,262	111,076,977	45,604,285	-
Industrials	34,401,573	23,757,128	-	10,644,445
Materials	22,322,354	-	-	22,322,354
Telecommunication Services	5,408,676	-	-	5,408,676
Utilities	4,830,826	-	4,830,826	-
Corporate Bonds	8,541,951,167	-	8,541,951,155	12
Floating Rate Loans	889,615,365	-	873,856,293	15,759,072
Preferred Securities	16,433,601	-	16,433,601	-
Money Market Funds	512,500,423	512,500,423	-	-
Cash Equivalents	2,426,000	-	2,426,000	-
Total Investments in Securities:	$ 10,257,295,340	$ 694,404,872	$ 9,508,755,909	$ 54,134,559
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $9,969,407,118. Net unrealized appreciation aggregated $287,888,222, of which $442,696,206 related to appreciated investment securities and $154,807,984 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Focused High Income Fund

July 31, 2013

1.819942.108

FFH-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 93.9%
	Principal Amount	Value
Aerospace - 0.5%
GenCorp, Inc. 7.125% 3/15/21 (c)	$ 540,000	$ 569,700
Huntington Ingalls Industries, Inc. 7.125% 3/15/21	1,990,000	2,189,000
Triumph Group, Inc. 4.875% 4/1/21	1,330,000	1,321,688
		4,080,388
Air Transportation - 3.5%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	126,167	140,992
5.5% 4/29/22	2,035,000	2,045,175
6.25% 10/11/21	2,370,000	2,447,025
6.75% 9/15/15 (c)	10,480,000	10,820,600
9.25% 5/10/17	774,670	856,011
Delta Air Lines, Inc. pass-thru certificates Series 2012-1B Class B, 6.875% 5/7/19 (c)	2,705,492	2,874,586
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	1,115,000	1,148,450
6.75% 11/23/15	1,115,000	1,165,175
8.021% 8/10/22	1,280,158	1,369,769
8.954% 8/10/14	1,969,322	1,998,862
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	750,722	775,120
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	116,258	119,165
9.75% 1/15/17	1,271,628	1,452,835
12% 1/15/16 (c)	168,869	189,556
		27,403,321
Automotive - 2.4%
Dana Holding Corp.:
5.375% 9/15/21	605,000	606,513
6% 9/15/23	605,000	606,513
6.5% 2/15/19	6,130,000	6,543,775
6.75% 2/15/21	2,145,000	2,289,788
General Motors Financial Co., Inc.:
2.75% 5/15/16 (c)	950,000	946,438
3.25% 5/15/18 (c)	510,000	498,525
4.25% 5/15/23 (c)	450,000	432,000
4.75% 8/15/17 (c)	2,345,000	2,459,319
Tenneco, Inc. 6.875% 12/15/20	4,034,000	4,356,720
		18,739,591
Banks & Thrifts - 0.2%
Barclays Bank PLC 7.625% 11/21/22	1,370,000	1,379,385
Nonconvertible Bonds - continued
	Principal Amount	Value
Broadcasting - 0.9%
AMC Networks, Inc. 4.75% 12/15/22	$ 2,245,000	$ 2,177,650
Sirius XM Radio, Inc. 5.75% 8/1/21 (c)	1,935,000	1,935,000
Starz LLC/Starz Finance Corp. 5% 9/15/19	2,940,000	2,962,050
		7,074,700
Building Materials - 2.8%
Building Materials Corp. of America:
6.75% 5/1/21 (c)	5,080,000	5,435,600
6.875% 8/15/18 (c)	9,405,000	10,016,325
Masco Corp. 5.95% 3/15/22	3,475,000	3,718,250
USG Corp. 7.875% 3/30/20 (c)	2,690,000	2,979,175
		22,149,350
Cable TV - 8.2%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25% 9/30/22	5,955,000	5,553,038
6.5% 4/30/21	9,080,000	9,329,700
6.625% 1/31/22	2,060,000	2,106,350
7% 1/15/19	14,320,000	15,179,200
7.25% 10/30/17	4,545,000	4,829,063
Cogeco Cable, Inc. 4.875% 5/1/20 (c)	3,865,000	3,816,688
DISH DBS Corp. 4.25% 4/1/18 (c)	675,000	663,188
Lynx I Corp. 5.375% 4/15/21 (c)	590,000	597,375
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (c)	1,080,000	1,055,700
UPCB Finance III Ltd. 6.625% 7/1/20 (c)	15,775,000	16,879,250
UPCB Finance V Ltd. 7.25% 11/15/21 (c)	3,780,000	4,072,950
		64,082,502
Capital Goods - 0.2%
Amsted Industries, Inc. 8.125% 3/15/18 (c)	1,200,000	1,275,000
Chemicals - 2.3%
Ashland, Inc. 3.875% 4/15/18 (c)	1,385,000	1,395,388
Axiall Corp. 4.875% 5/15/23 (c)	1,025,000	973,750
Celanese U.S. Holdings LLC:
4.625% 11/15/22	1,055,000	1,020,713
6.625% 10/15/18	7,195,000	7,680,663
Eagle Spinco, Inc. 4.625% 2/15/21 (c)	495,000	475,200
LSB Industries, Inc. 7.75% 8/1/19 (c)	295,000	295,000
NOVA Chemicals Corp. 5.25% 8/1/23 (c)	990,000	990,000
Nufarm Australia Ltd. 6.375% 10/15/19 (c)	985,000	987,463
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - continued
Rockwood Specialties Group, Inc. 4.625% 10/15/20	$ 1,855,000	$ 1,882,825
Tronox Finance LLC 6.375% 8/15/20 (c)	2,170,000	2,077,775
		17,778,777
Consumer Products - 0.1%
First Quality Finance Co., Inc. 4.625% 5/15/21 (c)	965,000	919,163
Containers - 1.9%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (c)	5,572,000	5,934,180
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 7.375% 10/15/17 (c)	245,000	260,619
Ball Corp. 4% 11/15/23	1,880,000	1,720,200
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (c)	2,455,000	2,289,288
Sealed Air Corp.:
6.5% 12/1/20 (c)	865,000	934,200
8.125% 9/15/19 (c)	2,045,000	2,280,175
8.375% 9/15/21 (c)	1,420,000	1,611,700
		15,030,362
Diversified Financial Services - 12.8%
Aircastle Ltd.:
6.25% 12/1/19	1,145,000	1,205,113
6.75% 4/15/17	1,390,000	1,504,675
9.75% 8/1/18	3,720,000	4,129,200
CIT Group, Inc.:
4.25% 8/15/17	2,235,000	2,285,288
5% 5/15/17	5,600,000	5,908,000
5% 8/15/22	3,595,000	3,563,544
5.25% 3/15/18	3,460,000	3,676,250
5.375% 5/15/20	2,780,000	2,905,100
5.5% 2/15/19 (c)	2,380,000	2,496,025
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6% 8/1/20 (c)	1,765,000	1,767,206
7.75% 1/15/16	14,050,000	14,594,438
8% 1/15/18	19,925,000	21,045,762
ILFC E-Capital Trust II 6.25% 12/21/65 (c)(e)	470,000	433,575
International Lease Finance Corp.:
5.75% 5/15/16	4,280,000	4,510,054
5.875% 4/1/19	1,015,000	1,060,675
5.875% 8/15/22	2,270,000	2,309,725
6.25% 5/15/19	3,945,000	4,161,975
6.75% 9/1/16 (c)	2,935,000	3,228,500
8.625% 9/15/15	5,220,000	5,781,150
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
8.75% 3/15/17	$ 4,490,000	$ 5,152,275
8.875% 9/1/17	5,425,000	6,293,000
SLM Corp.:
8% 3/25/20	895,000	997,925
8.45% 6/15/18	880,000	1,012,106
		100,021,561
Diversified Media - 0.2%
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20 (c)	1,720,000	1,689,900
Electric Utilities - 7.2%
Atlantic Power Corp. 9% 11/15/18	3,320,000	3,286,800
Dolphin Subsidiary II, Inc. 6.5% 10/15/16	6,315,000	6,693,900
Mirant Americas Generation LLC 9.125% 5/1/31	4,915,000	5,308,200
Mirant Mid-Atlantic LLC 10.06% 12/30/28	3,936,149	4,388,807
NRG Energy, Inc. 6.625% 3/15/23	3,075,000	3,151,875
NSG Holdings II, LLC 7.75% 12/15/25 (c)	10,143,000	10,700,865
Otter Tail Corp. 9% 12/15/16	1,343,000	1,554,523
Puget Energy, Inc.:
5.625% 7/15/22	2,480,000	2,672,825
6.5% 12/15/20	7,035,000	8,019,759
The AES Corp.:
4.875% 5/15/23	1,020,000	969,000
7.375% 7/1/21	8,155,000	9,215,150
		55,961,704
Energy - 13.9%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	1,355,000	1,287,250
Chesapeake Energy Corp.:
5.375% 6/15/21	1,510,000	1,506,225
5.75% 3/15/23	980,000	987,350
6.125% 2/15/21	10,190,000	10,801,400
6.5% 8/15/17	2,035,000	2,218,150
6.875% 11/15/20	6,400,000	7,008,000
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	1,985,000	2,044,550
6.125% 7/15/22	5,265,000	5,515,088
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (b)	1,110,000	1,121,100
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Denbury Resources, Inc.:
4.625% 7/15/23	$ 4,255,000	$ 3,893,325
6.375% 8/15/21	7,330,000	7,696,500
Energy Transfer Equity LP 7.5% 10/15/20	5,225,000	5,884,656
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 6.875% 5/1/19	4,000,000	4,280,000
Exterran Holdings, Inc. 7.25% 12/1/18	13,660,000	14,496,675
Gibson Energy, Inc. 6.75% 7/15/21 (c)	2,030,000	2,060,450
Hornbeck Offshore Services, Inc.:
5% 3/1/21 (c)	1,445,000	1,387,200
5.875% 4/1/20	715,000	727,513
Kinder Morgan Finance Co. LLC 6% 1/15/18 (c)	3,395,000	3,684,526
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (c)	2,055,000	2,060,138
Oil States International, Inc. 6.5% 6/1/19	5,230,000	5,596,100
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	1,550,000	1,588,750
Petroleum Geo-Services ASA 7.375% 12/15/18 (c)	2,015,000	2,201,388
Precision Drilling Corp.:
6.5% 12/15/21	180,000	189,900
6.625% 11/15/20	6,630,000	6,961,500
SESI LLC 7.125% 12/15/21	3,360,000	3,662,400
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (c)	1,400,000	1,284,500
5.25% 5/1/23 (c)	1,160,000	1,142,600
6.375% 8/1/22	2,832,000	3,001,920
6.875% 2/1/21	3,270,000	3,507,075
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21 (c)	475,000	477,969
Western Refining, Inc. 6.25% 4/1/21	410,000	403,850
		108,678,048
Entertainment/Film - 0.1%
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (c)	595,000	603,181
Environmental - 2.9%
Clean Harbors, Inc.:
5.125% 6/1/21	3,190,000	3,253,800
5.25% 8/1/20	4,985,000	5,109,625
Nonconvertible Bonds - continued
	Principal Amount	Value
Environmental - continued
Covanta Holding Corp.:
6.375% 10/1/22	$ 2,335,000	$ 2,402,423
7.25% 12/1/20	11,370,000	12,292,482
		23,058,330
Food & Drug Retail - 0.9%
ESAL GmbH 6.25% 2/5/23 (c)	4,280,000	3,926,900
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (c)	2,880,000	2,764,800
		6,691,700
Food/Beverage/Tobacco - 1.0%
Barry Callebaut Services NV 5.5% 6/15/23 (c)	1,020,000	1,050,600
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 8.25% 2/1/20 (c)	6,730,000	7,133,800
		8,184,400
Gaming - 1.9%
MCE Finance Ltd. 5% 2/15/21 (c)	2,445,000	2,334,975
PNK Finance Corp. 6.375% 8/1/21 (c)	1,455,000	1,465,913
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (c)	855,000	850,725
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22	2,110,000	2,152,200
7.75% 8/15/20	6,935,000	7,801,875
		14,605,688
Healthcare - 4.6%
Community Health Systems, Inc. 5.125% 8/15/18	1,985,000	2,024,700
HCA, Inc. 7.875% 2/15/20	690,000	749,081
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	2,805,000	2,994,338
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	139,000	150,815
7.5% 2/15/20	526,000	575,970
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	2,607,000	2,802,525
Valeant Pharmaceuticals International:
6.5% 7/15/16 (c)	5,675,000	5,873,625
6.875% 12/1/18 (c)	12,070,000	12,703,675
VPI Escrow Corp. 6.375% 10/15/20 (c)	8,045,000	8,306,463
		36,181,192
Homebuilders/Real Estate - 3.3%
CB Richard Ellis Services, Inc.:
5% 3/15/23	375,000	360,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilders/Real Estate - continued
CB Richard Ellis Services, Inc.: - continued
6.625% 10/15/20	$ 9,980,000	$ 10,641,175
D.R. Horton, Inc.:
3.625% 2/15/18	2,165,000	2,121,700
4.375% 9/15/22	3,215,000	3,022,100
4.75% 5/15/17	4,525,000	4,706,000
Lennar Corp.:
4.125% 12/1/18 (c)	2,165,000	2,089,225
5% 11/15/22 (c)	575,000	552,000
Toll Brothers Finance Corp. 4.375% 4/15/23	2,360,000	2,242,000
		25,734,200
Leisure - 3.1%
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	5,085,000	5,688,844
NCL Corp. Ltd. 5% 2/15/18 (c)	3,340,000	3,331,650
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	3,825,000	3,853,688
7.25% 3/15/18	1,130,000	1,288,200
7.5% 10/15/27	3,280,000	3,583,400
yankee 7.25% 6/15/16	5,655,000	6,333,600
		24,079,382
Metals/Mining - 4.1%
Alcoa, Inc. 5.4% 4/15/21	4,480,000	4,393,563
Boart Longyear Management Pty Ltd. 7% 4/1/21 (c)	5,455,000	4,936,775
CONSOL Energy, Inc.:
8% 4/1/17	3,100,000	3,305,375
8.25% 4/1/20	1,550,000	1,670,125
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (c)	8,720,000	8,850,800
7% 11/1/15 (c)	6,055,000	6,191,238
New Gold, Inc. 6.25% 11/15/22 (c)	3,220,000	3,059,000
		32,406,876
Paper - 0.8%
Sappi Papier Holding GmbH 7.75% 7/15/17 (c)	5,675,000	5,958,750
Services - 1.5%
Audatex North America, Inc. 6% 6/15/21 (c)	1,965,000	1,999,388
FTI Consulting, Inc.:
6% 11/15/22	1,220,000	1,248,975
6.75% 10/1/20	7,775,000	8,270,656
		11,519,019
Nonconvertible Bonds - continued
	Principal Amount	Value
Shipping - 0.7%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	$ 5,350,000	$ 5,610,813
Steel - 2.2%
Steel Dynamics, Inc.:
5.25% 4/15/23 (c)	2,270,000	2,224,600
6.125% 8/15/19 (c)	4,845,000	5,111,475
7.625% 3/15/20	8,945,000	9,649,419
		16,985,494
Super Retail - 0.6%
Best Buy Co., Inc. 5% 8/1/18	3,035,000	3,015,106
Netflix, Inc. 5.375% 2/1/21 (c)	2,093,000	2,113,930
		5,129,036
Technology - 4.6%
Brocade Communications Systems, Inc. 4.625% 1/15/23 (c)	2,030,000	1,908,200
Flextronics International Ltd. 4.625% 2/15/20 (c)	4,340,000	4,318,300
IAC/InterActiveCorp 4.75% 12/15/22	5,070,000	4,791,150
NCR Corp. 4.625% 2/15/21	2,305,000	2,241,613
Nuance Communications, Inc. 5.375% 8/15/20 (c)	6,690,000	6,522,750
Seagate HDD Cayman 4.75% 6/1/23 (c)	4,890,000	4,669,950
SoftBank Corp. 4.5% 4/15/20 (c)	4,465,000	4,319,888
VeriSign, Inc. 4.625% 5/1/23 (c)	5,330,000	5,116,800
Viasystems, Inc. 7.875% 5/1/19 (c)	1,960,000	2,097,200
		35,985,851
Telecommunications - 4.0%
Altice Financing SA 7.875% 12/15/19 (c)	6,205,000	6,608,325
DigitalGlobe, Inc. 5.25% 2/1/21 (c)	3,695,000	3,491,775
MasTec, Inc. 4.875% 3/15/23	1,555,000	1,461,700
MetroPCS Wireless, Inc. 6.25% 4/1/21 (c)	1,290,000	1,315,800
NeuStar, Inc. 4.5% 1/15/23 (c)	1,775,000	1,659,625
Sprint Nextel Corp.:
6% 12/1/16	3,840,000	4,090,752
7% 3/1/20 (c)	4,215,000	4,594,350
9% 11/15/18 (c)	5,850,000	6,932,250
TW Telecom Holdings, Inc. 5.375% 10/1/22	785,000	788,925
		30,943,502
Textiles & Apparel - 0.5%
Hanesbrands, Inc. 6.375% 12/15/20	3,625,000	3,973,906
TOTAL NONCONVERTIBLE BONDS (Cost $710,227,591)		733,915,072
Floating Rate Loans - 0.8%
	Principal Amount	Value
Energy - 0.8%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (e)	$ 5,605,000	$ 5,745,125
Metals/Mining - 0.0%
Oxbow Carbon LLC Tranche B 1LN, term loan 4.25% 7/19/19 (e)	75,000	75,750
TOTAL FLOATING RATE LOANS (Cost $5,650,508)		5,820,875
Preferred Securities - 0.5%

Banks & Thrifts - 0.3%
JPMorgan Chase & Co. 6% (d)(e)	2,730,000	2,686,548
Entertainment/Film - 0.2%
NBCUniversal Enterprise, Inc. 5.25% (c)(d)	1,310,000	1,304,936
TOTAL PREFERRED SECURITIES (Cost $4,041,337)		3,991,484
Money Market Funds - 4.7%
	Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $37,039,414)	37,039,414	37,039,414
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $756,958,850)		780,766,845
NET OTHER ASSETS (LIABILITIES) - 0.1%		526,001
NET ASSETS - 100%		$ 781,292,846
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $271,849,355 or 34.8% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,413
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 733,915,072	$ -	$ 733,915,072	$ -
Floating Rate Loans	5,820,875	-	5,820,875	-
Preferred Securities	3,991,484	-	3,991,484	-
Money Market Funds	37,039,414	37,039,414	-	-
Total Investments in Securities:	$ 780,766,845	$ 37,039,414	$ 743,727,431	$ -
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $755,211,489. Net unrealized appreciation aggregated $25,555,356, of which $32,960,658 related to appreciated investment securities and $7,405,302 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Capital and Income Fund

July 31, 2013

1.804853.109

CAI-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 74.7%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.2%
Automotive - 0.2%
TRW Automotive, Inc. 3.5% 12/1/15	$ 8,420	$ 21,134
Nonconvertible Bonds - 74.5%
Aerospace - 0.4%
ADS Tactical, Inc. 11% 4/1/18 (h)	4,475	4,251
Alion Science & Technology Corp.:
10.25% 2/1/15	2,770	1,662
12% 11/1/14 pay-in-kind	4,032	4,092
Bombardier, Inc. 6.125% 1/15/23 (h)	9,295	9,504
GenCorp, Inc. 7.125% 3/15/21 (h)	2,610	2,754
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18	3,912	4,264
7.125% 3/15/21	4,532	4,985
Triumph Group, Inc. 4.875% 4/1/21	9,715	9,654
		41,166
Air Transportation - 2.0%
Air Canada:
4.125% 5/15/25 (h)	5,255	5,242
5.375% 11/15/22 (h)	3,445	3,350
9.25% 8/1/15 (h)	17,706	18,525
Aviation Capital Group Corp. 4.625% 1/31/18 (h)	6,886	6,919
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	2,758	2,889
6.125% 4/29/18 (h)	3,325	3,375
7.25% 11/10/19	11,914	13,582
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	28,944	32,418
8.021% 8/10/22	11,931	12,766
Hawaiian Airlines pass-thru certificates:
Series 2013-1 Class A, 3.9% 1/15/26	6,170	5,754
Series 2013-1 Class B, 4.95% 1/15/22	4,930	4,597
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19	7,418	8,048
8.028% 11/1/17	1,986	2,050
U.S. Airways Group, Inc. 6.125% 6/1/18	14,805	14,176
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25	12,702	14,194
Series 2012-2:
Class A, 4.625% 12/3/26	4,630	4,578
Class B, 6.75% 12/3/22	3,610	3,754
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
U.S. Airways pass-thru Trust Series 2013-1:
Class A, 3.95% 5/15/27	$ 11,170	$ 10,667
Class B, 5.375% 5/15/23	4,615	4,500
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	15,314	17,496
United Continental Holdings, Inc. 6.375% 6/1/18	1,935	1,954
		190,834
Automotive - 2.9%
Affinia Group, Inc. 7.75% 5/1/21 (h)	2,035	2,096
Chassix, Inc. 9.25% 8/1/18 (h)	11,585	12,077
Dana Holding Corp.:
5.375% 9/15/21	7,475	7,494
6% 9/15/23	7,475	7,494
6.5% 2/15/19	6,056	6,465
6.75% 2/15/21	3,618	3,862
Delphi Corp.:
5% 2/15/23	17,854	18,568
5.875% 5/15/19	14,590	15,502
6.125% 5/15/21	14,115	15,421
Exide Technologies 8.625% 2/1/18 (d)	5,526	3,253
Ford Motor Co. 7.45% 7/16/31	5,070	6,252
General Motors Acceptance Corp. 8% 11/1/31	63,914	76,377
General Motors Corp.:
6.75% 5/1/28 (d)	30,632	0
7.125% 7/15/49 (d)	3,954	0
7.2% 1/15/11 (d)	9,896	0
7.4% 9/1/25 (d)	1,235	0
7.7% 4/15/16 (d)	21,189	0
8.25% 7/15/23 (d)	11,961	0
8.375% 7/15/33 (d)	17,293	0
General Motors Financial Co., Inc.:
3.25% 5/15/18 (h)	5,825	5,694
4.25% 5/15/23 (h)	5,100	4,896
6.75% 6/1/18	16,900	18,844
International Automotive Components Group SA 9.125% 6/1/18 (h)	14,445	14,589
Lear Corp. 4.75% 1/15/23 (h)	12,337	12,090
LKQ Corp. 4.75% 5/15/23 (h)	2,190	2,100
Schaeffler Finance BV 4.75% 5/15/21 (h)	9,740	9,448
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (h)(j)	$ 8,745	$ 8,920
Stoneridge, Inc. 9.5% 10/15/17 (h)	5,694	6,121
Tenneco, Inc.:
6.875% 12/15/20	15,510	16,751
7.75% 8/15/18	3,812	4,098
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (h)	1,489	1,569
		279,981
Banks & Thrifts - 3.8%
Ally Financial, Inc.:
5.5% 2/15/17	16,155	17,079
7.5% 9/15/20	79,750	92,610
8% 3/15/20	69,172	81,450
GMAC LLC 8% 11/1/31	146,276	176,994
		368,133
Broadcasting - 0.6%
AMC Networks, Inc. 4.75% 12/15/22	5,930	5,752
Clear Channel Communications, Inc.:
5.5% 9/15/14	1,005	990
9% 12/15/19	4,510	4,499
14% 2/1/21 pay-in-kind (h)	10,535	9,323
Sinclair Television Group, Inc. 5.375% 4/1/21	9,805	9,584
Sirius XM Radio, Inc.:
4.25% 5/15/20 (h)	7,385	6,868
4.625% 5/15/23 (h)	4,925	4,531
5.25% 8/15/22 (h)	9,910	9,588
Starz LLC/Starz Finance Corp. 5% 9/15/19	8,945	9,012
		60,147
Building Materials - 0.5%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (h)	3,005	2,997
CEMEX Espana SA (Luxembourg) 9.25% 5/12/20 (h)	6,055	6,638
CEMEX Finance LLC 9.375% 10/12/22 (h)	4,700	5,252
CEMEX SA de CV:
5.2756% 9/30/15 (h)(j)	11,470	11,814
9.5% 6/15/18 (h)	19,135	21,312
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Building Materials - continued
Gibraltar Industries, Inc. 6.25% 2/1/21 (h)	$ 1,495	$ 1,532
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20	1,920	2,045
		51,590
Cable TV - 3.1%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	12,705	11,625
5.25% 3/15/21 (h)	9,735	9,346
5.25% 9/30/22	15,055	14,039
5.75% 9/1/23 (h)	7,715	7,252
6.625% 1/31/22	17,645	18,042
7.375% 6/1/20	12,500	13,469
8.125% 4/30/20	8,473	9,214
DISH DBS Corp.:
5% 3/15/23	15,070	14,128
5.125% 5/1/20 (h)	1,000	983
5.875% 7/15/22	101,320	101,067
6.75% 6/1/21	43,505	46,115
EchoStar Communications Corp. 7.125% 2/1/16	18,061	19,777
Lynx I Corp. 5.375% 4/15/21 (h)	6,265	6,343
Lynx II Corp. 6.375% 4/15/23 (h)	3,545	3,638
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (h)	10,690	10,449
Virgin Media Finance PLC 4.875% 2/15/22	10,880	10,037
		295,524
Chemicals - 2.9%
Axiall Corp. 4.875% 5/15/23 (h)	3,075	2,921
Chemtura Corp. 5.75% 7/15/21	5,030	5,005
Eagle Spinco, Inc. 4.625% 2/15/21 (h)	5,220	5,011
Hexion U.S. Finance Corp. 6.625% 4/15/20 (h)	22,825	23,339
LSB Industries, Inc. 7.75% 8/1/19 (h)	3,620	3,620
Momentive Performance Materials, Inc.:
9% 1/15/21	4,785	4,366
10% 10/15/20	35,212	37,677
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20	85,120	90,653
Nufarm Australia Ltd. 6.375% 10/15/19 (h)	4,160	4,170
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (h)(j)	14,530	14,784
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
PetroLogistics LP/PetroLogistics Finance Corp. 6.25% 4/1/20 (h)	$ 6,705	$ 6,638
PolyOne Corp.:
5.25% 3/15/23 (h)	6,005	5,885
7.375% 9/15/20	4,506	4,923
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (h)	4,240	4,229
Rockwood Specialties Group, Inc. 4.625% 10/15/20	18,450	18,727
Taminco Global Chemical Corp. 9.75% 3/31/20 (h)	2,660	2,999
TPC Group, Inc. 8.75% 12/15/20 (h)	14,165	14,873
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (h)	19,410	19,264
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (h)	4,750	4,922
		274,006
Consumer Products - 0.9%
Easton-Bell Sports, Inc. 9.75% 12/1/16	4,122	4,390
Elizabeth Arden, Inc. 7.375% 3/15/21	4,027	4,349
First Quality Finance Co., Inc. 4.625% 5/15/21 (h)	2,500	2,381
Jarden Corp. 6.125% 11/15/22	5,165	5,475
NBTY, Inc. 9% 10/1/18	12,257	13,575
Prestige Brands, Inc. 8.125% 2/1/20	1,650	1,819
Revlon Consumer Products Corp. 5.75% 2/15/21 (h)	37,745	38,075
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (h)	2,820	2,996
6.625% 11/15/22 (h)	3,335	3,568
Tempur-Pedic International, Inc. 6.875% 12/15/20 (h)	3,880	4,113
		80,741
Containers - 1.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.875% 11/15/22 (h)	2,220	2,159
7% 11/15/20 (h)	5,830	5,743
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (h)	4,335	4,530
Crown Cork & Seal, Inc.:
7.375% 12/15/26	4,845	5,378
7.5% 12/15/96	12,871	12,227
Graphic Packaging International, Inc. 4.75% 4/15/21	3,080	2,980
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	$ 26,515	$ 26,979
6.875% 2/15/21	15,185	16,153
7.125% 4/15/19	10,137	10,821
8.25% 2/15/21	18,196	18,514
8.5% 5/15/18 (e)	1,070	1,113
9% 4/15/19	7,985	8,304
9.875% 8/15/19	9,140	9,871
Sealed Air Corp. 5.25% 4/1/23 (h)	5,010	4,872
Tekni-Plex, Inc. 9.75% 6/1/19 (h)	6,498	7,245
		136,889
Diversified Financial Services - 7.1%
Aircastle Ltd.:
6.75% 4/15/17	14,115	15,279
7.625% 4/15/20	7,830	8,750
9.75% 8/1/18	4,528	5,026
CIT Group, Inc.:
5% 8/15/22	17,330	17,178
5.25% 3/15/18	8,330	8,851
5.375% 5/15/20	21,665	22,640
5.5% 2/15/19 (h)	76,100	79,810
Citigroup, Inc. 5.9% (i)(j)	27,015	26,069
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6% 8/1/20 (h)	20,385	20,410
8% 1/15/18	47,196	49,851
International Lease Finance Corp.:
5.75% 5/15/16	18,415	19,405
5.875% 4/1/19	60,890	63,630
6.25% 5/15/19	47,055	49,643
6.75% 9/1/16 (h)	5,180	5,698
7.125% 9/1/18 (h)	40,123	45,239
8.25% 12/15/20	31,112	36,012
8.625% 1/15/22	46,340	55,029
8.75% 3/15/17	41,848	48,021
MPH Intermediate Holding Co. 2 8.375% 8/1/18 pay-in-kind (h)(j)	16,795	17,152
Penson Worldwide, Inc. 12.5% 5/15/17 (d)(h)	9,516	2,664
SLM Corp.:
5.5% 1/25/23	37,170	34,767
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
SLM Corp.: - continued
6% 1/25/17	$ 19,625	$ 20,852
7.25% 1/25/22	17,805	18,873
8% 3/25/20	15,115	16,853
		687,702
Diversified Media - 1.2%
Checkout Holding Corp. 0% 11/15/15 (h)	7,954	6,373
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	15,960	16,519
6.5% 11/15/22	43,150	45,092
Liberty Media Corp.:
8.25% 2/1/30	14,848	16,054
8.5% 7/15/29	9,940	10,946
MDC Partners, Inc. 6.75% 4/1/20 (h)	7,785	7,980
Quebecor Media, Inc. 5.75% 1/15/23	15,820	15,464
		118,428
Electric Utilities - 5.7%
Atlantic Power Corp. 9% 11/15/18	21,010	20,800
Calpine Corp. 7.875% 1/15/23 (h)	80,896	87,772
Energy Future Holdings Corp.:
10.875% 11/1/17	7,994	5,276
11.25% 11/1/17 pay-in-kind (j)	147	97
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
6.875% 8/15/17 (h)	2,525	2,576
10% 12/1/20	106,657	115,456
10% 12/1/20 (h)	27,969	30,207
11% 10/1/21	77,278	83,847
12.25% 12/1/18 pay-in-kind (h)	33,192	27,951
12.25% 3/1/22 (h)	71,680	79,744
Mirant Americas Generation LLC 9.125% 5/1/31	8,735	9,434
Puget Energy, Inc. 5.625% 7/15/22	7,775	8,380
The AES Corp. 4.875% 5/15/23	11,060	10,507
TXU Corp.:
5.55% 11/15/14	4,137	2,565
6.5% 11/15/24	39,570	22,159
6.55% 11/15/34	74,878	41,932
		548,703
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - 8.7%
Atlas Pipeline Escrow LLC 6.625% 10/1/20 (h)	$ 6,985	$ 7,125
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21 (h)	6,410	5,881
6.625% 10/1/20 (h)	2,500	2,550
Atwood Oceanics, Inc. 6.5% 2/1/20	2,395	2,551
Basic Energy Services, Inc. 7.75% 10/15/22	7,490	7,434
Berry Petroleum Co. 10.25% 6/1/14	6,231	6,543
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19	9,780	10,684
9.625% 8/1/20	10,080	11,138
Carrizo Oil & Gas, Inc. 8.625% 10/15/18	13,320	14,552
Chaparral Energy, Inc. 9.875% 10/1/20	4,495	5,012
Concho Resources, Inc.:
5.5% 4/1/23	27,015	26,947
6.5% 1/15/22	16,925	18,110
7% 1/15/21	7,134	7,847
Continental Resources, Inc.:
4.5% 4/15/23	14,935	14,524
5% 9/15/22	30,100	30,251
8.25% 10/1/19	2,525	2,765
Crestwood Midstream Partners LP/Finance Corp. 7.75% 4/1/19	15,275	15,962
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18	13,153	14,008
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22 (h)	14,965	14,366
Denbury Resources, Inc. 8.25% 2/15/20	10,371	11,408
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (h)	7,065	7,189
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19	14,075	14,497
Edgen Murray Corp. 8.75% 11/1/20 (h)	12,170	12,170
Energy Partners Ltd. 8.25% 2/15/18	27,773	29,301
Energy Transfer Equity LP 7.5% 10/15/20	25,052	28,215
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17	31,611	35,088
Forbes Energy Services Ltd. 9% 6/15/19	10,305	10,357
Forest Oil Corp. 7.5% 9/15/20 (h)	13,890	13,508
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21	4,655	4,597
Goodrich Petroleum Corp. 8.875% 3/15/19	9,323	9,556
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Halcon Resources Corp. 8.875% 5/15/21	$ 8,280	$ 8,363
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (h)	7,700	8,085
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (h)	10,284	11,158
Laredo Pete, Inc. 7.375% 5/1/22	12,325	13,003
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (h)	4,730	4,446
7.75% 2/1/21	14,740	14,887
8.625% 4/15/20	12,335	12,828
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23	4,850	4,899
6.75% 11/1/20	4,586	4,941
Newfield Exploration Co. 5.625% 7/1/24	10,950	10,950
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (h)	4,500	4,511
Offshore Group Investment Ltd. 7.125% 4/1/23 (h)	12,290	12,321
Oil States International, Inc. 6.5% 6/1/19	10,615	11,358
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	19,835	20,331
Pioneer Drilling Co. 9.875% 3/15/18	8,990	9,732
Precision Drilling Corp. 6.5% 12/15/21	2,505	2,643
Pride International, Inc. 6.875% 8/15/20	7,810	9,346
QEP Resources, Inc. 5.25% 5/1/23	12,370	12,184
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20	8,470	8,714
Range Resources Corp.:
5% 8/15/22	12,165	12,287
5% 3/15/23	18,145	18,145
5.75% 6/1/21	4,120	4,357
Rosetta Resources, Inc.:
5.625% 5/1/21	9,115	9,115
9.5% 4/15/18	9,465	10,270
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (h)	9,825	9,690
5.625% 4/15/23 (h)	14,740	14,372
SemGroup Corp. 7.5% 6/15/21 (h)	8,325	8,429
Southern Natural Gas Co.:
7.35% 2/15/31	23,497	28,542
8% 3/1/32	13,025	17,176
Southern Star Central Corp. 6.75% 3/1/16	5,021	5,077
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	$ 6,004	$ 6,184
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21	9,598	10,318
Summit Midstream Holdings LLC 7.5% 7/1/21 (h)	4,145	4,228
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (h)	2,520	2,482
6.875% 2/1/21	7,214	7,737
Tennessee Gas Pipeline Co.:
7% 10/15/28	7,170	8,775
7.625% 4/1/37	5,445	6,935
8.375% 6/15/32	4,458	5,992
Tesoro Corp.:
4.25% 10/1/17	6,155	6,309
5.375% 10/1/22	6,925	6,856
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20 (h)	2,090	2,111
6.125% 10/15/21 (h)	5,880	5,917
Trinidad Drilling Ltd. 7.875% 1/15/19 (h)	4,031	4,273
Venoco, Inc. 8.875% 2/15/19	8,189	8,158
W&T Offshore, Inc. 8.5% 6/15/19	9,920	10,490
Western Refining, Inc. 6.25% 4/1/21	12,615	12,426
WPX Energy, Inc. 6% 1/15/22	16,060	16,341
		841,828
Entertainment/Film - 0.2%
Cinemark U.S.A., Inc.:
4.875% 6/1/23 (h)	9,870	9,327
5.125% 12/15/22	2,845	2,742
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (h)	5,432	5,899
Regal Entertainment Group 5.75% 2/1/25	2,760	2,650
		20,618
Environmental - 0.5%
Clean Harbors, Inc.:
5.125% 6/1/21	5,880	5,998
5.25% 8/1/20	7,105	7,283
Covanta Holding Corp. 7.25% 12/1/20	12,151	13,137
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (h)	1,790	1,839
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Environmental - continued
Tervita Corp.:
8% 11/15/18 (h)	$ 8,360	$ 8,663
9.75% 11/1/19 (h)	9,920	9,275
		46,195
Food & Drug Retail - 1.4%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (h)	20,502	22,501
ESAL GmbH 6.25% 2/5/23 (h)	20,045	18,391
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (h)	19,605	18,821
Rite Aid Corp.:
6.75% 6/15/21 (h)	30,330	30,406
8% 8/15/20	10,701	11,998
9.25% 3/15/20	17,965	20,009
10.25% 10/15/19	4,488	5,083
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (h)	2,915	3,115
Tops Markets LLC 8.875% 12/15/17 (h)	5,450	6,009
		136,333
Food/Beverage/Tobacco - 0.8%
B&G Foods, Inc. 4.625% 6/1/21	10,575	10,218
Barry Callebaut Services NV 5.5% 6/15/23 (h)	12,055	12,417
Dean Foods Co. 9.75% 12/15/18	12,682	14,410
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. 9.875% 2/1/20 (h)	18,595	20,338
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 8.25% 2/1/20 (h)	7,110	7,537
Michael Foods, Inc. 9.75% 7/15/18	4,776	5,254
Post Holdings, Inc.:
7.375% 2/15/22	2,115	2,268
7.375% 2/15/22 (h)	3,085	3,309
		75,751
Gaming - 1.3%
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20	5,565	5,182
Chester Downs & Marina LLC 9.25% 2/1/20 (h)	3,250	3,218
Graton Economic Development Authority 9.625% 9/1/19 (h)	21,760	24,426
MCE Finance Ltd. 5% 2/15/21 (h)	22,124	21,128
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (h)(j)	7,221	7,113
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind	8,716	9,173
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)	$ 6,103	$ 6,042
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (h)	3,284	1,008
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (h)	14,815	13,741
5.375% 3/15/22	12,000	12,240
7.75% 8/15/20	22,668	25,502
		128,773
Healthcare - 7.6%
Community Health Systems, Inc.:
5.125% 8/15/18	10,125	10,328
7.125% 7/15/20	27,300	27,948
8% 11/15/19	1,840	1,944
ConvaTec Healthcare ESA 10.5% 12/15/18 (h)	11,949	13,443
CRC Health Group, Inc. 10.75% 2/1/16	5,621	5,677
DaVita, Inc.:
5.75% 8/15/22	39,610	40,155
6.625% 11/1/20	9,505	10,147
DJO Finance LLC/DJO Finance Corp. 8.75% 3/15/18	1,100	1,202
Fresenius Medical Care U.S. Finance II, Inc. 5.875% 1/31/22 (h)	14,000	14,770
Gentiva Health Services, Inc. 11.5% 9/1/18	14,015	14,576
Grifols, Inc. 8.25% 2/1/18	12,699	13,731
HCA Holdings, Inc.:
6.25% 2/15/21	11,290	11,713
7.75% 5/15/21	181,127	196,965
HCA, Inc.:
4.75% 5/1/23	12,395	11,961
5.875% 5/1/23	22,195	22,417
7.5% 2/15/22	3,150	3,552
8% 10/1/18	3,150	3,630
Health Management Associates, Inc. 7.375% 1/15/20	6,815	7,718
HealthSouth Corp. 5.75% 11/1/24	6,235	6,134
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	11,155	11,713
InVentiv Health, Inc. 11% 8/15/18 (h)	2,237	1,857
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (h)	8,815	10,005
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	$ 21,720	$ 23,186
Omega Healthcare Investors, Inc. 6.75% 10/15/22	20,615	22,367
Polymer Group, Inc. 7.75% 2/1/19	4,067	4,342
ResCare, Inc. 10.75% 1/15/19	6,775	7,554
Rotech Healthcare, Inc. 10.5% 3/15/18 (d)	6,732	3,433
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	6,230	6,074
8.125% 11/1/18	6,523	7,012
Tenet Healthcare Corp.:
4.375% 10/1/21 (h)	19,755	18,175
4.5% 4/1/21 (h)	8,350	7,786
4.75% 6/1/20	8,175	7,848
6.25% 11/1/18	17,260	18,468
6.75% 2/1/20	29,325	29,178
6.875% 11/15/31	23,140	20,132
8% 8/1/20	15,045	15,985
Truven Health Analytics, Inc. 10.625% 6/1/20	9,085	9,948
UHS Escrow Corp. 7% 10/1/18	2,503	2,644
Valeant Pharmaceuticals International:
6.75% 8/15/21 (h)	9,534	9,868
6.875% 12/1/18 (h)	3,960	4,168
VPI Escrow Corp. 6.375% 10/15/20 (h)	22,295	23,020
VPII Escrow Corp.:
6.75% 8/15/18 (h)	29,795	31,434
7.5% 7/15/21 (h)	15,090	16,184
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (d)(h)	9,030	5,237
		735,629
Homebuilders/Real Estate - 1.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (h)	6,475	6,621
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (h)	5,010	5,248
CB Richard Ellis Services, Inc. 5% 3/15/23	14,650	14,064
D.R. Horton, Inc. 4.375% 9/15/22	11,180	10,509
Realogy Corp.:
7.625% 1/15/20 (h)	13,580	15,176
7.875% 2/15/19 (h)	13,668	14,830
9% 1/15/20 (h)	8,005	9,166
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
Standard Pacific Corp.:
8.375% 5/15/18	$ 5,670	$ 6,563
8.375% 1/15/21	10,900	12,562
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (h)	14,750	14,197
7.75% 4/15/20 (h)	5,715	6,258
Toll Brothers Finance Corp. 4.375% 4/15/23	3,020	2,869
		118,063
Hotels - 0.2%
Choice Hotels International, Inc. 5.75% 7/1/22	3,035	3,187
FelCor Lodging LP 5.625% 3/1/23	8,085	7,883
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21 (h)	8,675	8,502
		19,572
Insurance - 0.1%
CNO Financial Group, Inc. 6.375% 10/1/20 (h)	5,100	5,425
Leisure - 0.4%
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	11,563	12,936
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (h)	3,048	3,185
Seven Seas Cruises S de RL LLC 9.125% 5/15/19	1,855	1,999
Six Flags Entertainment Corp. 5.25% 1/15/21 (h)	14,515	14,188
		32,308
Metals/Mining - 1.5%
Aleris International, Inc.:
6% 6/1/20 (h)	151	300
9% 12/15/14 pay-in-kind (d)(j)	12,670	0
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (h)	2,085	2,148
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (h)	13,365	13,365
6.875% 2/1/18 (h)	18,787	19,163
6.875% 4/1/22 (h)	26,315	26,052
8.25% 11/1/19 (h)	28,975	30,569
IAMGOLD Corp. 6.75% 10/1/20 (h)	12,535	10,655
Inmet Mining Corp. 7.5% 6/1/21 (h)	5,815	5,815
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (h)	6,027	4,430
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
Mirabela Nickel Ltd. 8.75% 4/15/18 (h)	$ 3,145	$ 2,233
New Gold, Inc.:
6.25% 11/15/22 (h)	8,895	8,450
7% 4/15/20 (h)	3,050	3,103
Penn Virginia Resource Partners LP/Penn Virginia Finance Corp. 6.5% 5/15/21 (h)	8,380	8,129
Prince Mineral Holding Corp. 11.5% 12/15/19 (h)	3,255	3,503
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (h)	8,460	8,756
		146,671
Paper - 0.4%
Boise Cascade Co. 6.375% 11/1/20	2,860	2,957
Clearwater Paper Corp. 7.125% 11/1/18	3,004	3,237
NewPage Corp.:
6.5241% 5/1/49 (d)(j)	6,337	0
11.375% 12/31/14 (d)	12,582	0
Sappi Papier Holding GmbH:
7.75% 7/15/17 (h)	5,480	5,754
8.375% 6/15/19 (h)	7,405	7,831
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19	14,885	15,332
		35,111
Publishing/Printing - 0.6%
American Reprographics Co. 10.5% 12/15/16	11,245	11,526
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (h)	29,430	30,902
R.R. Donnelley & Sons Co. 7.875% 3/15/21	9,735	10,514
Sheridan Group, Inc. 12.5% 4/15/14	8,272	8,272
		61,214
Railroad - 0.0%
Kansas City Southern de Mexico SA de CV 6.125% 6/15/21	1,217	1,369
Restaurants - 0.1%
Landry's Acquisition Co. 9.375% 5/1/20 (h)	1,820	1,970
Landry's Holdings II, Inc. 10.25% 1/1/18 (h)	9,660	10,215
		12,185
Services - 1.5%
Ahern Rentals, Inc. 9.5% 6/15/18 (h)	2,400	2,454
Audatex North America, Inc. 6% 6/15/21 (h)	15,130	15,395
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
Bakercorp International, Inc. 8.25% 6/1/19	$ 8,035	$ 8,095
Corrections Corp. of America:
4.125% 4/1/20	9,810	9,516
4.625% 5/1/23	9,810	9,540
Garda World Security Corp. 9.75% 3/15/17 (h)	5,964	6,381
Iron Mountain, Inc. 5.75% 8/15/24	7,925	7,489
Laureate Education, Inc. 9.25% 9/1/19 (h)	37,100	40,254
NES Rentals Holdings, Inc. 7.875% 5/1/18 (h)	3,020	3,096
The Geo Group, Inc. 7.75% 10/15/17	2,193	2,297
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	10,861	12,205
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind	3,370	3,656
United Rentals North America, Inc. 8.375% 9/15/20	17,041	18,788
		139,166
Shipping - 1.1%
Aguila 3 SA:
7.875% 1/31/18 (h)	7,473	7,735
7.875% 1/31/18 (h)	10,195	10,577
Kenan Advantage Group, Inc. 8.375% 12/15/18 (h)	9,030	9,391
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	6,344	6,598
Navios Maritime Holdings, Inc. 8.875% 11/1/17	8,029	8,420
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc.:
9.25% 4/15/19	3,665	3,949
9.25% 4/15/19 (h)	2,735	2,947
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (h)	7,295	8,134
Swift Services Holdings, Inc. 10% 11/15/18	11,188	12,503
Teekay Corp. 8.5% 1/15/20	10,097	10,980
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19	7,235	8,103
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (h)	6,560	6,691
Western Express, Inc. 12.5% 4/15/15 (h)	10,612	7,110
		103,138
Steel - 0.5%
Atkore International, Inc. 9.875% 1/1/18	5,379	5,836
RathGibson, Inc. 11.25% 2/15/14 (d)	10,935	0
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Steel - continued
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17 (h)	$ 14,420	$ 14,997
11.25% 10/15/18 (h)	21,190	21,614
Steel Dynamics, Inc. 5.25% 4/15/23 (h)	4,670	4,577
		47,024
Super Retail - 0.5%
Asbury Automotive Group, Inc. 8.375% 11/15/20	3,530	3,936
CST Brands, Inc. 5% 5/1/23 (h)	2,640	2,607
Limited Brands, Inc. 5.625% 2/15/22	14,745	15,280
Netflix, Inc. 5.375% 2/1/21 (h)	7,725	7,802
Office Depot, Inc. 9.75% 3/15/19 (h)	7,865	9,399
Sonic Automotive, Inc. 5% 5/15/23	1,610	1,554
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (h)	7,625	8,178
		48,756
Technology - 2.6%
Avaya, Inc. 10.5% 3/1/21 (h)	14,150	10,860
Brocade Communications Systems, Inc. 4.625% 1/15/23 (h)	6,460	6,072
Ceridian Corp. 11% 3/15/21 (h)	4,675	5,353
First Data Corp. 11.75% 8/15/21 (h)	14,810	14,144
Flextronics International Ltd.:
4.625% 2/15/20 (h)	9,315	9,268
5% 2/15/23 (h)	4,855	4,782
IAC/InterActiveCorp 4.75% 12/15/22	11,855	11,203
Lucent Technologies, Inc.:
6.45% 3/15/29	16,369	12,932
6.5% 1/15/28	14,276	11,135
Nuance Communications, Inc. 5.375% 8/15/20 (h)	5,080	4,953
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (h)	11,130	10,963
5.75% 2/15/21 (h)	9,665	9,931
5.75% 3/15/23 (h)	5,970	6,030
9.75% 8/1/18 (h)	3,476	3,876
Seagate HDD Cayman:
4.75% 6/1/23 (h)	19,755	18,866
7% 11/1/21	17,475	19,004
Sensata Technologies BV:
4.875% 10/15/23 (h)	5,010	4,835
6.5% 5/15/19 (h)	14,750	15,783
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Spansion LLC 11.25% 1/15/16 (d)(h)	$ 20,560	$ 0
VeriSign, Inc. 4.625% 5/1/23 (h)	8,755	8,405
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	41,405	45,546
13.375% 10/15/19	16,450	18,959
		252,900
Telecommunications - 10.2%
Alcatel-Lucent USA, Inc. 8.875% 1/1/20 (h)	5,800	5,800
Altice Financing SA 7.875% 12/15/19 (h)	9,310	9,915
Altice Finco SA 9.875% 12/15/20 (h)	10,945	11,985
Citizens Communications Co.:
7.875% 1/15/27	9,275	8,939
9% 8/15/31	13,178	12,914
Consolidated Communications, Inc. 10.875% 6/1/20	4,930	5,670
Crown Castle International Corp. 5.25% 1/15/23	17,075	16,435
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	7,190	7,550
Digicel Group Ltd.:
6% 4/15/21 (h)	56,040	54,919
7% 2/15/20 (h)	2,110	2,134
8.25% 9/1/17 (h)	5,913	6,164
8.25% 9/30/20 (h)	78,764	84,376
10.5% 4/15/18 (h)	74,384	80,428
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (h)	11,634	12,681
Eileme 2 AB 11.625% 1/31/20 (h)	20,050	23,459
FairPoint Communications, Inc. 8.75% 8/15/19 (h)	9,715	9,812
Frontier Communications Corp.:
7.625% 4/15/24	16,870	17,039
8.5% 4/15/20	26,838	29,790
8.75% 4/15/22	7,663	8,448
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (h)	39,705	38,117
6.625% 12/15/22 (h)	36,515	37,337
7.25% 4/1/19	30,640	33,130
7.25% 10/15/20	32,030	34,672
7.5% 4/1/21	57,680	62,799
8.5% 11/1/19	11,979	13,222
Intelsat Luxembourg SA 7.75% 6/1/21 (h)	2,545	2,679
j2 Global, Inc. 8% 8/1/20	7,245	7,788
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Level 3 Communications, Inc. 8.875% 6/1/19	$ 3,435	$ 3,701
Level 3 Financing, Inc. 7% 6/1/20	15,000	15,563
MasTec, Inc. 4.875% 3/15/23	10,365	9,743
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (h)	16,480	16,810
6.625% 4/1/23 (h)	16,480	16,810
Millicom International Cellular SA 4.75% 5/22/20 (h)	5,180	5,063
MTS International Funding Ltd. 5% 5/30/23 (h)	12,230	11,437
NeuStar, Inc. 4.5% 1/15/23 (h)	3,585	3,352
NII Capital Corp. 7.625% 4/1/21	15,945	12,796
NII International Telecom S.C.A. 11.375% 8/15/19 (h)	9,480	10,404
SBA Telecommunications, Inc. 5.75% 7/15/20	12,075	12,347
Sprint Capital Corp.:
6.875% 11/15/28	74,164	68,231
8.75% 3/15/32	67,855	72,435
Sprint Nextel Corp. 6% 11/15/22	4,790	4,610
TW Telecom Holdings, Inc. 5.375% 10/1/22	8,095	8,135
U.S. West Communications:
7.25% 9/15/25	1,480	1,659
7.25% 10/15/35	5,745	5,863
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(j)	67,931	69,599
		986,760
Textiles & Apparel - 0.6%
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (h)(j)	10,805	11,156
Hanesbrands, Inc. 6.375% 12/15/20	18,006	19,739
Levi Strauss & Co. 7.625% 5/15/20	5,774	6,351
PVH Corp. 4.5% 12/15/22	21,264	20,786
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (h)	2,990	2,990
		61,022
TOTAL NONCONVERTIBLE BONDS		7,189,655
TOTAL CORPORATE BONDS (Cost $6,900,048)		7,210,789
Common Stocks - 15.2%
	Shares	Value (000s)
Aerospace - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	5,185	$ 0
Air Transportation - 0.4%
Delta Air Lines, Inc.	1,925,034	40,868
Automotive - 0.2%
General Motors Co. (a)	17,620	632
General Motors Co.:
warrants 7/10/16 (a)	352,563	9,265
warrants 7/10/19 (a)	352,563	6,568
Motors Liquidation Co. GUC Trust (a)	97,361	3,179
		19,644
Building Materials - 0.6%
Nortek, Inc. (a)(g)	871,441	58,831
Nortek, Inc. warrants 12/7/14 (a)(g)	27,280	491
Ply Gem Holdings, Inc.	41,200	772
		60,094
Cable TV - 0.9%
Comcast Corp. Class A	744,000	33,540
Time Warner Cable, Inc.	215,000	24,525
Time Warner, Inc.	500,000	31,130
		89,195
Capital Goods - 0.1%
Remy International, Inc.	380,502	7,911
Chemicals - 0.5%
Axiall Corp.	375,000	16,530
LyondellBasell Industries NV Class A	431,745	29,665
		46,195
Consumer Products - 1.2%
Jarden Corp. (a)	675,000	30,692
Michael Kors Holdings Ltd. (a)	339,000	22,828
Reddy Ice Holdings, Inc. (a)	496,439	2,435
Revlon, Inc. (a)	930,000	23,334
Whirlpool Corp.	305,000	40,852
		120,141
Containers - 0.3%
Graphic Packaging Holding Co. (a)	2,800,000	24,080
Rock-Tenn Co. Class A	22,096	2,527
		26,607
Common Stocks - continued
	Shares	Value (000s)
Diversified Financial Services - 0.3%
Arthur J. Gallagher & Co.	153,992	$ 6,834
Heartland Payment Systems, Inc. (f)	700,000	26,117
		32,951
Electric Utilities - 0.0%
Portland General Electric Co.	14,817	470
Energy - 0.2%
Lone Pine Resources, Inc. (a)	277,573	76
Ocean Rig UDW, Inc. (United States) (a)	1,140,000	19,391
		19,467
Food & Drug Retail - 0.4%
CVS Caremark Corp.	650,000	39,969
Food/Beverage/Tobacco - 0.3%
Green Mountain Coffee Roasters, Inc. (a)(f)	330,500	25,508
WhiteWave Foods Co. (f)	205,100	3,833
		29,341
Gaming - 1.0%
Las Vegas Sands Corp.	500,000	27,785
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	1,616,000	40,206
PB Investor I LLC	170,582	249
Station Holdco LLC (a)(k)(l)	22,418,968	32,732
Station Holdco LLC:
unit (k)(l)	256,968	16
warrants 6/15/18 (a)(k)(l)	894,280	56
		101,044
Healthcare - 1.8%
Community Health Systems, Inc.	420,000	19,345
Express Scripts Holding Co. (a)	1,070,000	70,139
HCA Holdings, Inc.	1,097,900	42,818
Valeant Pharmaceuticals International, Inc. (Canada) (a)	460,000	42,681
		174,983
Homebuilders/Real Estate - 0.4%
American Residential Properties, Inc. (a)(h)	750,000	13,155
American Tower Corp.	11,612	822
Lennar Corp. Class A	690,000	23,370
Realogy Holdings Corp.	51,500	2,315
		39,662
Metals/Mining - 0.0%
Aleris International, Inc. (a)(l)	127,520	4,105
Paper - 0.1%
NewPage Corp.	54,568	4,638
Common Stocks - continued
	Shares	Value (000s)
Publishing/Printing - 0.0%
Haights Cross Communications, Inc. (a)	49,867	$ 0
HMH Holdings, Inc. warrants 6/22/19 (a)(l)	127,577	191
RDA Holding Co. warrants 2/19/14 (a)(l)	46,934	0
		191
Restaurants - 0.8%
Bloomin' Brands, Inc.	1,370,000	32,332
Fiesta Restaurant Group, Inc. (a)	500,000	15,775
Texas Roadhouse, Inc. Class A	1,000,000	24,440
		72,547
Services - 1.6%
Hertz Global Holdings, Inc. (a)	1,200,000	30,732
Life Time Fitness, Inc. (a)	300,000	15,987
Monsanto Co.	214,600	21,198
Penhall Acquisition Co.:
Class A (a)	26,163	2,179
Class B (a)	8,721	726
United Rentals, Inc. (a)(f)	850,000	48,722
Visa, Inc. Class A	185,000	32,747
		152,291
Shipping - 0.3%
DeepOcean Group Holding BV (a)(h)	1,138,931	28,910
U.S. Shipping Partners Corp. (a)	51,736	0
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	484,379	0
		28,910
Super Retail - 1.3%
Dollar General Corp. (a)	650,000	35,536
GNC Holdings, Inc.	749,200	39,543
Home Depot, Inc.	325,000	25,685
Lowe's Companies, Inc.	550,000	24,519
		125,283
Technology - 1.5%
Apple, Inc.	63,800	28,870
Broadcom Corp. Class A	450,000	12,407
Fidelity National Information Services, Inc.	600,000	25,896
Google, Inc. Class A (a)	26,900	23,876
MagnaChip Semiconductor Corp. (a)	219,804	4,519
Skyworks Solutions, Inc. (a)	1,974,134	47,419
Spansion, Inc. Class A (a)	11,964	141
Unisys Corp. (a)	27,806	721
		143,849
Common Stocks - continued
	Shares	Value (000s)
Telecommunications - 0.2%
T-Mobile US, Inc. (a)	650,000	$ 15,672
Textiles & Apparel - 0.8%
Arena Brands Holding Corp. Class B (a)(l)	659,302	5,274
Express, Inc. (a)	1,300,000	29,315
PVH Corp.	200,000	26,358
Steven Madden Ltd. (a)	275,000	14,141
		75,088
TOTAL COMMON STOCKS (Cost $1,321,583)		1,471,116
Preferred Stocks - 1.6%

Convertible Preferred Stocks - 0.1%
Consumer Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (a)	199,717	1,425
Diversified Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	9,200	12,225
TOTAL CONVERTIBLE PREFERRED STOCKS		13,650
Nonconvertible Preferred Stocks - 1.5%
Banks & Thrifts - 1.3%
Ally Financial, Inc. 7.00% (h)	81,450	79,617
SunTrust Banks, Inc. Series E, 5.875%	580,069	13,713
Wells Fargo & Co. 5.20%	1,335,778	29,694
		123,024
Homebuilders/Real Estate - 0.2%
Public Storage Series V, 5.375%	800,000	17,760
TOTAL NONCONVERTIBLE PREFERRED STOCKS		140,784
TOTAL PREFERRED STOCKS (Cost $128,347)		154,434
Floating Rate Loans - 2.6%
	Principal Amount (000s)	Value (000s)
Broadcasting - 0.3%
Clear Channel Capital I LLC Tranche B, term loan 3.8454% 1/29/16 (j)	$ 3,812	$ 3,564
Clear Channel Communications, Inc. Tranche D, term loan 6.9454% 1/30/19 (j)	11,243	10,400
Gray Television, Inc. Tranche B, term loan 4.75% 10/11/19 (j)	5,760	5,803
TWCC Holding Corp. Tranche 2LN, term loan 7% 6/26/20 (j)	6,140	6,278
		26,045
Consumer Products - 0.1%
Revlon Consumer Products Corp. Tranche B, term loan 4% 11/19/17 (j)	10,956	11,052
Electric Utilities - 0.4%
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (j)	4,980	5,030
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7212% 10/10/17 (j)	47,012	32,967
		37,997
Energy - 0.4%
Alon USA Partners LP term loan 9.25% 11/26/18 (j)	6,459	6,685
Crestwood Holdings Partners LLC Tranche B, term loan 6.2305% 6/19/19 (j)	9,165	9,337
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (j)	5,540	5,533
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (j)	5,950	5,980
Panda Sherman Power, LLC term loan 9% 9/14/18 (j)	4,145	4,218
Panda Temple Power, LLC term loan 7.25% 4/3/19 (j)	2,020	2,038
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (j)	2,635	2,665
		36,456
Environmental - 0.1%
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (j)	6,005	6,050
Food & Drug Retail - 0.0%
Rite Aid Corp. Tranche 2LN, term loan 5.75% 8/21/20 (j)	1,005	1,038
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - 0.1%
Arysta Lifescience Spc LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (j)	$ 3,520	$ 3,546
Tranche B 2LN, term loan 8.25% 11/30/20 (j)	3,005	3,024
		6,570
Gaming - 0.2%
Centaur Acquisition LLC:
Tranche 1LN, term loan 5.25% 2/20/19 (j)	3,082	3,078
Tranche 2LN, term loan 8.75% 2/20/20 (j)	3,075	3,102
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (j)	4,770	4,985
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.44% 1/28/18 (j)	6,004	5,321
Mesquite Gaming LLC term loan 8.5% 8/1/15 (j)	837	745
		17,231
Healthcare - 0.2%
Jaguar Holding Co. II Tranche B, term loan 4.25% 12/5/18 (j)	9,161	9,230
PRA International Tranche B 1LN, term loan 6.5% 12/10/17 (j)	9,616	9,640
PRA International Tranche 2LN, term loan 10.5% 12/10/19 (j)	2,899	2,942
		21,812
Homebuilders/Real Estate - 0.0%
Realogy Corp.:
Credit-Linked Deposit 3.1963% 10/10/13 (j)	578	578
Credit-Linked Deposit 4.4463% 10/10/16 (j)	1,538	1,538
		2,116
Metals/Mining - 0.0%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (j)	1,572	1,575
Tranche B 2LN, term loan 8.75% 1/25/21 (j)	945	954
		2,529
Publishing/Printing - 0.3%
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (j)	8,459	8,501
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 7/25/20 (j)	24,480	24,113
		32,614
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Restaurants - 0.1%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (j)	$ 6,040	$ 6,116
Services - 0.0%
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (j)	4,480	4,547
Super Retail - 0.0%
BJ's Wholesale Club, Inc. Tranche 2LN, term loan 9.75% 3/26/20 (j)	1,135	1,158
Technology - 0.2%
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (j)	1,730	1,741
ION Trading Technologies Ltd.:
Tranche 1LN, term loan 4.5% 5/22/20 (j)	1,290	1,293
Tranche 2LN, term loan 8.25% 5/22/21 (j)	610	612
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/24/20 (j)	12,310	12,679
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (j)	2,872	2,907
		19,232
Telecommunications - 0.2%
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (j)	14,050	13,980
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/14/20 (j)	775	796
		14,776
TOTAL FLOATING RATE LOANS (Cost $243,880)		247,339
Preferred Securities - 1.5%

Banks & Thrifts - 0.9%
Bank of America Corp.:
5.2% (i)(j)	18,080	16,503
8% (i)(j)	7,796	8,628
8.125% (i)(j)	6,360	7,225
JPMorgan Chase & Co. 6% (i)(j)	50,895	50,085
Wells Fargo & Co. 7.98% (i)(j)	5,738	6,614
		89,055
Diversified Financial Services - 0.5%
Citigroup, Inc. 5.95% (i)(j)	45,415	44,067
Preferred Securities - continued
	Principal Amount (000s)	Value (000s)
Entertainment/Film - 0.1%
NBCUniversal Enterprise, Inc. 5.25% (h)(i)	$ 14,560	$ 14,504
TOTAL PREFERRED SECURITIES (Cost $146,797)		147,626
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	6,829,194	0
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 0.11% (b)	228,034,297	228,034
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	19,388,425	19,388
TOTAL MONEY MARKET FUNDS (Cost $247,422)		247,422
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.06%, dated 7/31/13 due 8/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $2,672)	$ 2,672	2,672
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $8,990,749)		9,481,398
NET OTHER ASSETS (LIABILITIES) - 1.8%		171,204
NET ASSETS - 100%		$ 9,652,602
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,711,793,000 or 28.1% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $42,374,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 4,464
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$ 21,592
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 246
RDA Holding Co. warrants 2/19/14	2/27/07	$ 14,730
Station Holdco LLC	6/17/11 - 3/15/12	$ 22,900
Station Holdco LLC unit	3/12/13 - 4/1/13	$ 15
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 70,509
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,672,000 due 8/01/13 at 0.06%
Barclays Capital, Inc.	$ 746
Merrill Lynch, Pierce, Fenner & Smith, Inc.	522
UBS Securities LLC	1,404
$ 2,672
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 114
Fidelity Securities Lending Cash Central Fund	124
Total	$ 238
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Nortek, Inc.	$ 67,297	$ -	$ 4,598	$ -	$ 58,831
Nortek, Inc. warrants 12/7/14	600	-	-	-	491
Total	$ 67,897	$ -	$ 4,598	$ -	$ 59,322
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 636,857	$ 586,114	$ 12,225	$ 38,518
Consumer Staples	96,504	92,644	2,435	1,425
Energy	19,467	19,467	-	-
Financials	163,910	84,293	79,617	-
Health Care	174,983	174,983	-	-
Industrials	212,231	180,416	-	31,815
Information Technology	202,713	202,713	-	-
Materials	102,743	94,000	-	8,743
Telecommunication Services	15,672	15,672	-	-
Utilities	470	470	-	-
Corporate Bonds	7,210,789	-	7,209,481	1,308
Floating Rate Loans	247,339	-	240,478	6,861
Preferred Securities	147,626	-	147,626	-
Other	-	-	-	-
Money Market Funds	247,422	247,422	-	-
Cash Equivalents	2,672	-	2,672	-
Total Investments in Securities:	$ 9,481,398	$ 1,698,194	$ 7,694,534	$ 88,670
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $8,975,174,000. Net unrealized appreciation aggregated $506,224,000, of which $809,383,000 related to appreciated investment securities and $303,159,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 27, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 27, 2013